Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
	United States Treasury Note/Bond	4.250%	11/15/34	10,320	10,367
	United States Treasury Note/Bond	4.125%	8/15/44	10	9
[1]	United States Treasury Note/Bond	4.625%	11/15/44	5,860	5,980
Total U.S. Government and Agency Obligations (Cost $16,171)					16,356
Corporate Bonds (98.7%)
Communications (11.6%)
	Alphabet Inc.	1.900%	8/15/40	5,786	3,957
	Alphabet Inc.	2.050%	8/15/50	22,590	13,422
	Alphabet Inc.	2.250%	8/15/60	4,700	2,735
	America Movil SAB de CV	6.375%	3/1/35	6,148	6,718
	America Movil SAB de CV	6.125%	11/15/37	2,244	2,394
	America Movil SAB de CV	6.125%	3/30/40	13,423	14,335
	America Movil SAB de CV	4.375%	7/16/42	7,774	6,863
	America Movil SAB de CV	4.375%	4/22/49	9,910	8,620
[1]	AppLovin Corp.	5.500%	12/1/34	2,800	2,833
[1]	AppLovin Corp.	5.950%	12/1/54	4,050	4,166
	AT&T Inc.	4.500%	5/15/35	14,386	13,693
	AT&T Inc.	5.250%	3/1/37	7,882	7,928
	AT&T Inc.	4.900%	8/15/37	6,265	6,085
	AT&T Inc.	4.850%	3/1/39	12,067	11,576
	AT&T Inc.	5.350%	9/1/40	5,608	5,605
	AT&T Inc.	3.500%	6/1/41	21,352	17,099
	AT&T Inc.	5.550%	8/15/41	3,930	3,987
	AT&T Inc.	5.150%	3/15/42	3,004	2,903
	AT&T Inc.	4.300%	12/15/42	14,931	13,036
	AT&T Inc.	4.650%	6/1/44	3,436	3,077
	AT&T Inc.	4.800%	6/15/44	1,180	1,079
	AT&T Inc.	4.350%	6/15/45	12,148	10,431
	AT&T Inc.	4.750%	5/15/46	14,821	13,500
[2]	AT&T Inc.	5.150%	11/15/46	6,748	6,489
	AT&T Inc.	5.450%	3/1/47	5,415	5,384
	AT&T Inc.	4.500%	3/9/48	13,015	11,341
	AT&T Inc.	4.550%	3/9/49	5,868	5,162
	AT&T Inc.	5.150%	2/15/50	6,866	6,545
	AT&T Inc.	3.650%	6/1/51	18,817	13,994
	AT&T Inc.	3.500%	9/15/53	53,131	37,979
	AT&T Inc.	3.550%	9/15/55	44,757	31,823
	AT&T Inc.	3.800%	12/1/57	39,464	29,122
	AT&T Inc.	3.650%	9/15/59	45,425	32,068
	AT&T Inc.	3.850%	6/1/60	13,746	10,174
	AT&T Inc.	3.500%	2/1/61	7,033	4,834
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	8,624	7,341
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	2,946	2,423
[2]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	3,588	2,620
[2]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	4,760	3,192
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	5,313	3,886
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	4,937	4,893
	Charter Communications Operating LLC	6.384%	10/23/35	12,874	13,246
	Charter Communications Operating LLC	5.375%	4/1/38	5,231	4,826
	Charter Communications Operating LLC	3.500%	6/1/41	9,123	6,559
	Charter Communications Operating LLC	3.500%	3/1/42	9,671	6,871
	Charter Communications Operating LLC	6.484%	10/23/45	24,370	24,006
	Charter Communications Operating LLC	5.375%	5/1/47	15,746	13,470
	Charter Communications Operating LLC	5.750%	4/1/48	17,326	15,468
	Charter Communications Operating LLC	5.125%	7/1/49	5,626	4,619
	Charter Communications Operating LLC	4.800%	3/1/50	18,045	14,257
	Charter Communications Operating LLC	3.700%	4/1/51	15,438	10,212
	Charter Communications Operating LLC	3.900%	6/1/52	18,686	12,696
	Charter Communications Operating LLC	5.250%	4/1/53	6,437	5,467
	Charter Communications Operating LLC	6.834%	10/23/55	3,264	3,318
	Charter Communications Operating LLC	3.850%	4/1/61	12,558	8,040

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC	4.400%	12/1/61	8,800	6,198
Charter Communications Operating LLC	3.950%	6/30/62	10,233	6,609
Charter Communications Operating LLC	5.500%	4/1/63	6,684	5,593
Comcast Corp.	5.650%	6/15/35	5,374	5,639
Comcast Corp.	4.400%	8/15/35	5,683	5,397
Comcast Corp.	6.500%	11/15/35	3,817	4,278
Comcast Corp.	3.200%	7/15/36	3,957	3,304
Comcast Corp.	6.450%	3/15/37	4,109	4,565
Comcast Corp.	6.950%	8/15/37	2,471	2,858
Comcast Corp.	3.900%	3/1/38	10,114	8,819
Comcast Corp.	4.600%	10/15/38	9,026	8,502
Comcast Corp.	6.550%	7/1/39	3,005	3,373
Comcast Corp.	3.250%	11/1/39	12,845	10,158
Comcast Corp.	3.750%	4/1/40	14,833	12,460
Comcast Corp.	4.650%	7/15/42	6,432	5,935
Comcast Corp.	4.600%	8/15/45	5,834	5,251
Comcast Corp.	3.400%	7/15/46	9,182	6,853
Comcast Corp.	4.000%	8/15/47	4,144	3,378
Comcast Corp.	3.969%	11/1/47	16,152	13,003
Comcast Corp.	4.000%	3/1/48	2,556	2,073
Comcast Corp.	4.700%	10/15/48	13,803	12,608
Comcast Corp.	3.999%	11/1/49	16,611	13,378
Comcast Corp.	3.450%	2/1/50	14,801	10,801
Comcast Corp.	2.800%	1/15/51	12,607	8,045
Comcast Corp.	2.887%	11/1/51	32,924	21,318
Comcast Corp.	2.450%	8/15/52	8,549	5,001
Comcast Corp.	4.049%	11/1/52	6,024	4,837
Comcast Corp.	5.350%	5/15/53	14,953	14,742
Comcast Corp.	5.650%	6/1/54	10,956	11,282
Comcast Corp.	2.937%	11/1/56	24,296	15,279
Comcast Corp.	4.950%	10/15/58	9,230	8,536
Comcast Corp.	2.650%	8/15/62	9,607	5,432
Comcast Corp.	2.987%	11/1/63	21,737	13,223
Comcast Corp.	5.500%	5/15/64	13,019	12,994
Discovery Communications LLC	5.000%	9/20/37	4,972	4,369
Discovery Communications LLC	6.350%	6/1/40	6,119	5,936
Discovery Communications LLC	5.200%	9/20/47	1,310	1,081
Electronic Arts Inc.	2.950%	2/15/51	4,685	3,159
Fox Corp.	5.476%	1/25/39	11,423	11,236
Fox Corp.	5.576%	1/25/49	9,268	9,018
Grupo Televisa SAB	6.625%	1/15/40	4,421	4,244
Grupo Televisa SAB	5.000%	5/13/45	5,539	4,317
Grupo Televisa SAB	6.125%	1/31/46	6,145	5,503
Grupo Televisa SAB	5.250%	5/24/49	3,830	3,057
Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,628	2,009
Interpublic Group of Cos. Inc.	5.400%	10/1/48	5,002	4,878
Meta Platforms Inc.	4.450%	8/15/52	22,138	19,787
Meta Platforms Inc.	5.600%	5/15/53	12,991	13,721
Meta Platforms Inc.	5.400%	8/15/54	25,785	26,359
Meta Platforms Inc.	4.650%	8/15/62	6,732	6,079
Meta Platforms Inc.	5.750%	5/15/63	16,027	17,072
Meta Platforms Inc.	5.550%	8/15/64	16,972	17,581
NBCUniversal Media LLC	4.450%	1/15/43	8,102	7,274
Netflix Inc.	5.400%	8/15/54	4,656	4,774
Orange SA	5.375%	1/13/42	5,869	5,851
Orange SA	5.500%	2/6/44	5,664	5,731
Paramount Global	6.875%	4/30/36	8,327	8,663
Paramount Global	5.900%	10/15/40	1,479	1,348
Paramount Global	4.850%	7/1/42	4,108	3,396
Paramount Global	4.375%	3/15/43	11,351	8,731
Paramount Global	5.850%	9/1/43	7,837	7,132
Paramount Global	5.250%	4/1/44	2,826	2,337
Paramount Global	4.900%	8/15/44	3,999	3,183
Paramount Global	4.600%	1/15/45	6,156	4,801
Paramount Global	4.950%	5/19/50	7,352	5,887
Rogers Communications Inc.	7.500%	8/15/38	3,604	4,230
Rogers Communications Inc.	4.500%	3/15/42	4,925	4,346
Rogers Communications Inc.	4.500%	3/15/43	3,578	3,113
Rogers Communications Inc.	5.450%	10/1/43	5,964	5,839
Rogers Communications Inc.	5.000%	3/15/44	4,919	4,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	4.300%	2/15/48	4,188	3,466
	Rogers Communications Inc.	4.350%	5/1/49	6,713	5,576
	Rogers Communications Inc.	3.700%	11/15/49	6,528	4,838
	Rogers Communications Inc.	4.550%	3/15/52	12,669	10,750
	Telefonica Emisiones SA	7.045%	6/20/36	14,031	15,846
	Telefonica Emisiones SA	4.665%	3/6/38	4,106	3,769
	Telefonica Emisiones SA	5.213%	3/8/47	15,773	14,630
	Telefonica Emisiones SA	4.895%	3/6/48	8,330	7,443
	Telefonica Emisiones SA	5.520%	3/1/49	6,073	5,894
	TELUS Corp.	4.600%	11/16/48	5,871	5,048
	TELUS Corp.	4.300%	6/15/49	2,120	1,725
	Thomson Reuters Corp.	5.500%	8/15/35	1,972	2,028
	Thomson Reuters Corp.	5.850%	4/15/40	3,044	3,200
	Thomson Reuters Corp.	5.650%	11/23/43	2,373	2,395
	Time Warner Cable LLC	6.550%	5/1/37	9,848	9,789
	Time Warner Cable LLC	7.300%	7/1/38	9,788	10,327
	Time Warner Cable LLC	6.750%	6/15/39	7,906	8,019
	Time Warner Cable LLC	5.875%	11/15/40	6,049	5,598
	Time Warner Cable LLC	5.500%	9/1/41	8,372	7,368
	Time Warner Cable LLC	4.500%	9/15/42	9,885	7,725
	T-Mobile USA Inc.	4.700%	1/15/35	3,737	3,631
	T-Mobile USA Inc.	4.375%	4/15/40	13,928	12,568
	T-Mobile USA Inc.	3.000%	2/15/41	12,975	9,710
	T-Mobile USA Inc.	4.500%	4/15/50	17,210	14,948
	T-Mobile USA Inc.	3.300%	2/15/51	14,700	10,345
	T-Mobile USA Inc.	3.400%	10/15/52	14,073	9,989
	T-Mobile USA Inc.	5.650%	1/15/53	12,049	12,337
	T-Mobile USA Inc.	5.750%	1/15/54	12,633	13,028
	T-Mobile USA Inc.	6.000%	6/15/54	11,124	11,917
	T-Mobile USA Inc.	5.500%	1/15/55	8,714	8,710
	T-Mobile USA Inc.	5.250%	6/15/55	5,159	4,972
	T-Mobile USA Inc.	3.600%	11/15/60	14,267	10,024
	T-Mobile USA Inc.	5.800%	9/15/62	6,194	6,389
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	1,724	1,558
[2]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	3,470	3,040
[2]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	2,742	2,260
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	5,994	5,183
[2]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	4,044	2,874
	Uber Technologies Inc.	5.350%	9/15/54	9,150	8,948
[3]	Verizon Communications Inc.	4.780%	2/15/35	10,649	10,405
	Verizon Communications Inc.	5.850%	9/15/35	3,598	3,808
	Verizon Communications Inc.	4.272%	1/15/36	8,220	7,618
	Verizon Communications Inc.	5.250%	3/16/37	10,725	10,798
	Verizon Communications Inc.	4.812%	3/15/39	5,597	5,354
	Verizon Communications Inc.	2.650%	11/20/40	24,628	17,583
	Verizon Communications Inc.	3.400%	3/22/41	22,990	18,165
	Verizon Communications Inc.	2.850%	9/3/41	11,869	8,603
	Verizon Communications Inc.	3.850%	11/1/42	11,190	9,210
	Verizon Communications Inc.	6.550%	9/15/43	5,057	5,785
	Verizon Communications Inc.	4.125%	8/15/46	8,152	6,797
	Verizon Communications Inc.	4.862%	8/21/46	19,424	18,183
	Verizon Communications Inc.	5.500%	3/16/47	2,271	2,331
	Verizon Communications Inc.	4.522%	9/15/48	9,151	8,062
	Verizon Communications Inc.	4.000%	3/22/50	9,212	7,422
	Verizon Communications Inc.	2.875%	11/20/50	18,738	12,201
	Verizon Communications Inc.	3.550%	3/22/51	22,808	16,976
	Verizon Communications Inc.	3.875%	3/1/52	10,327	8,095
	Verizon Communications Inc.	5.500%	2/23/54	8,761	8,879
	Verizon Communications Inc.	5.012%	8/21/54	8,905	8,339
	Verizon Communications Inc.	4.672%	3/15/55	7,081	6,334
	Verizon Communications Inc.	2.987%	10/30/56	22,284	14,107
	Verizon Communications Inc.	3.000%	11/20/60	13,366	8,296
	Verizon Communications Inc.	3.700%	3/22/61	17,361	12,604
	Vodafone Group plc	6.150%	2/27/37	7,346	7,931
	Vodafone Group plc	5.000%	5/30/38	6,721	6,528
	Vodafone Group plc	5.250%	5/30/48	9,736	9,409
	Vodafone Group plc	4.875%	6/19/49	10,921	9,833
	Vodafone Group plc	4.250%	9/17/50	12,720	10,294
	Vodafone Group plc	5.625%	2/10/53	4,849	4,810
	Vodafone Group plc	5.750%	6/28/54	13,072	13,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vodafone Group plc	5.125%	6/19/59	1,186	1,075
	Vodafone Group plc	5.750%	2/10/63	4,998	4,931
	Vodafone Group plc	5.875%	6/28/64	7,948	7,984
	Walt Disney Co.	6.200%	12/15/34	4,711	5,262
	Walt Disney Co.	6.400%	12/15/35	5,978	6,746
	Walt Disney Co.	6.150%	3/1/37	1,292	1,424
	Walt Disney Co.	6.650%	11/15/37	9,178	10,554
	Walt Disney Co.	4.625%	3/23/40	5,369	5,152
	Walt Disney Co.	3.500%	5/13/40	14,167	11,797
	Walt Disney Co.	6.150%	2/15/41	5,047	5,541
	Walt Disney Co.	5.400%	10/1/43	5,888	6,024
	Walt Disney Co.	4.750%	9/15/44	6,038	5,714
	Walt Disney Co.	4.950%	10/15/45	4,617	4,438
	Walt Disney Co.	7.750%	12/1/45	137	181
	Walt Disney Co.	4.750%	11/15/46	1,561	1,456
	Walt Disney Co.	2.750%	9/1/49	13,121	8,684
	Walt Disney Co.	4.700%	3/23/50	13,330	12,452
	Walt Disney Co.	3.600%	1/13/51	19,870	15,441
	Walt Disney Co.	3.800%	5/13/60	7,557	5,831
	Warnermedia Holdings Inc.	5.050%	3/15/42	29,934	25,322
	Warnermedia Holdings Inc.	5.141%	3/15/52	49,674	39,980
	Warnermedia Holdings Inc.	5.391%	3/15/62	24,420	19,514
					1,861,995
Consumer Discretionary (5.7%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	4,503	4,287
[3]	Alibaba Group Holding Ltd.	5.250%	5/26/35	7,800	7,837
	Alibaba Group Holding Ltd.	4.000%	12/6/37	6,904	6,114
	Alibaba Group Holding Ltd.	2.700%	2/9/41	6,739	4,794
	Alibaba Group Holding Ltd.	4.200%	12/6/47	12,938	10,888
	Alibaba Group Holding Ltd.	3.150%	2/9/51	7,840	5,363
[3]	Alibaba Group Holding Ltd.	5.625%	11/26/54	1,000	1,024
	Alibaba Group Holding Ltd.	4.400%	12/6/57	8,708	7,361
	Alibaba Group Holding Ltd.	3.250%	2/9/61	7,030	4,608
	Amazon.com Inc.	4.800%	12/5/34	3,584	3,641
	Amazon.com Inc.	3.875%	8/22/37	19,324	17,554
	Amazon.com Inc.	2.875%	5/12/41	15,787	12,102
	Amazon.com Inc.	4.950%	12/5/44	8,063	8,096
	Amazon.com Inc.	4.050%	8/22/47	27,153	23,477
	Amazon.com Inc.	2.500%	6/3/50	19,379	12,281
	Amazon.com Inc.	3.100%	5/12/51	24,618	17,546
	Amazon.com Inc.	3.950%	4/13/52	14,392	12,010
	Amazon.com Inc.	4.250%	8/22/57	12,209	10,599
	Amazon.com Inc.	2.700%	6/3/60	14,851	9,077
	Amazon.com Inc.	3.250%	5/12/61	16,104	11,170
	Amazon.com Inc.	4.100%	4/13/62	7,174	5,965
[2]	American University	3.672%	4/1/49	2,141	1,706
	Aptiv plc	4.400%	10/1/46	1,130	892
	Aptiv plc	5.400%	3/15/49	2,031	1,832
	Aptiv plc	3.100%	12/1/51	9,283	5,698
	Aptiv plc	4.150%	5/1/52	6,375	4,750
	Aptiv plc	5.750%	9/13/54	4,500	4,209
	BorgWarner Inc.	4.375%	3/15/45	2,522	2,133
[2]	Brown University	2.924%	9/1/50	3,384	2,411
	Brunswick Corp.	5.100%	4/1/52	542	448
[2]	California Endowment	2.498%	4/1/51	2,168	1,381
	California Institute of Technology	4.321%	8/1/45	2,630	2,398
	California Institute of Technology	4.700%	11/1/11	1,895	1,684
	California Institute of Technology	3.650%	9/1/19	3,958	2,699
[2]	Case Western Reserve University	5.405%	6/1/22	1,960	1,978
	Claremont Mckenna College	3.775%	1/1/22	1,223	854
	Cleveland Clinic Foundation	4.858%	1/1/14	2,150	1,975
	Darden Restaurants Inc.	4.550%	2/15/48	3,064	2,575
	Dick's Sporting Goods Inc.	4.100%	1/15/52	5,283	3,980
	DR Horton Inc.	5.000%	10/15/34	3,850	3,808
[2]	Duke University	2.682%	10/1/44	2,431	1,802
[2]	Duke University	2.757%	10/1/50	1,865	1,254
[2]	Duke University	2.832%	10/1/55	4,730	3,190
	eBay Inc.	4.000%	7/15/42	5,204	4,300
	eBay Inc.	3.650%	5/10/51	6,649	4,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Emory University	2.969%	9/1/50	2,691	1,915
[2]	Ford Foundation	2.415%	6/1/50	2,837	1,789
[2]	Ford Foundation	2.815%	6/1/70	4,474	2,752
	Ford Motor Co.	4.750%	1/15/43	16,837	14,044
	Ford Motor Co.	7.400%	11/1/46	3,600	3,993
	Ford Motor Co.	5.291%	12/8/46	4,504	4,078
	Fortune Brands Innovations Inc.	4.500%	3/25/52	3,136	2,602
	General Motors Co.	5.000%	4/1/35	7,753	7,493
	General Motors Co.	6.600%	4/1/36	9,771	10,576
	General Motors Co.	5.150%	4/1/38	5,177	4,926
	General Motors Co.	6.250%	10/2/43	10,324	10,639
	General Motors Co.	5.200%	4/1/45	8,532	7,799
	General Motors Co.	6.750%	4/1/46	2,542	2,773
	General Motors Co.	5.400%	4/1/48	4,459	4,155
	General Motors Co.	5.950%	4/1/49	7,874	7,882
[2]	George Washington University	4.300%	9/15/44	2,002	1,790
	George Washington University	4.868%	9/15/45	2,841	2,761
[2]	George Washington University	4.126%	9/15/48	4,518	3,949
[2]	Georgetown University	4.315%	4/1/49	2,882	2,551
[2]	Georgetown University	2.943%	4/1/50	2,962	2,052
	Georgetown University	5.115%	4/1/53	2,165	2,189
[2]	Georgetown University	5.215%	10/1/18	742	704
	Harley-Davidson Inc.	4.625%	7/28/45	2,882	2,423
	Hasbro Inc.	6.350%	3/15/40	3,543	3,747
	Hasbro Inc.	5.100%	5/15/44	2,119	1,931
	Home Depot Inc.	5.875%	12/16/36	18,651	20,249
	Home Depot Inc.	3.300%	4/15/40	8,942	7,247
	Home Depot Inc.	5.400%	9/15/40	3,586	3,690
	Home Depot Inc.	5.950%	4/1/41	6,741	7,353
	Home Depot Inc.	4.200%	4/1/43	10,839	9,558
	Home Depot Inc.	4.875%	2/15/44	6,599	6,318
	Home Depot Inc.	4.400%	3/15/45	6,928	6,222
	Home Depot Inc.	4.250%	4/1/46	9,148	7,999
	Home Depot Inc.	3.900%	6/15/47	7,014	5,788
	Home Depot Inc.	4.500%	12/6/48	8,705	7,857
	Home Depot Inc.	3.125%	12/15/49	6,960	4,940
	Home Depot Inc.	3.350%	4/15/50	15,451	11,413
	Home Depot Inc.	2.375%	3/15/51	6,609	3,976
	Home Depot Inc.	2.750%	9/15/51	5,380	3,490
	Home Depot Inc.	3.625%	4/15/52	8,292	6,390
	Home Depot Inc.	4.950%	9/15/52	11,463	11,017
	Home Depot Inc.	5.300%	6/25/54	10,250	10,376
	Home Depot Inc.	3.500%	9/15/56	2,056	1,523
	Home Depot Inc.	5.400%	6/25/64	5,014	5,111
[2]	Howard University	5.209%	10/1/52	1,806	1,661
	JD.com Inc.	4.125%	1/14/50	2,182	1,820
[2]	Johns Hopkins University	4.083%	7/1/53	2,474	2,141
[2]	Johns Hopkins University	2.813%	1/1/60	2,812	1,784
	Lear Corp.	5.250%	5/15/49	4,406	4,004
	Lear Corp.	3.550%	1/15/52	2,475	1,728
	Leggett & Platt Inc.	3.500%	11/15/51	3,271	2,183
	Leland Stanford Junior University	3.647%	5/1/48	5,305	4,379
	Leland Stanford Junior University	2.413%	6/1/50	4,037	2,592
	Lowe's Cos. Inc.	5.500%	10/15/35	3,467	3,621
	Lowe's Cos. Inc.	5.000%	4/15/40	3,848	3,766
	Lowe's Cos. Inc.	2.800%	9/15/41	8,119	5,812
	Lowe's Cos. Inc.	4.650%	4/15/42	3,961	3,625
	Lowe's Cos. Inc.	4.250%	9/15/44	272	225
	Lowe's Cos. Inc.	4.375%	9/15/45	4,658	4,029
	Lowe's Cos. Inc.	3.700%	4/15/46	9,410	7,284
	Lowe's Cos. Inc.	4.050%	5/3/47	6,635	5,400
	Lowe's Cos. Inc.	4.550%	4/5/49	1,204	1,046
	Lowe's Cos. Inc.	5.125%	4/15/50	3,129	2,961
	Lowe's Cos. Inc.	3.000%	10/15/50	10,278	6,753
	Lowe's Cos. Inc.	3.500%	4/1/51	2,887	2,081
	Lowe's Cos. Inc.	4.250%	4/1/52	7,169	5,898
	Lowe's Cos. Inc.	5.625%	4/15/53	7,954	8,058
	Lowe's Cos. Inc.	5.750%	7/1/53	5,395	5,575
	Lowe's Cos. Inc.	4.450%	4/1/62	6,479	5,324
	Lowe's Cos. Inc.	5.800%	9/15/62	10,425	10,684

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	5.850%	4/1/63	6,166	6,359
	Marriott International Inc.	5.350%	3/15/35	4,125	4,165
	Masco Corp.	4.500%	5/15/47	2,704	2,333
	Masco Corp.	3.125%	2/15/51	2,036	1,361
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	3,079	2,829
[2]	Massachusetts Institute of Technology	2.989%	7/1/50	4,131	2,986
[2]	Massachusetts Institute of Technology	2.294%	7/1/51	2,555	1,584
	Massachusetts Institute of Technology	3.067%	4/1/52	3,399	2,467
	Massachusetts Institute of Technology	5.600%	7/1/11	5,301	5,831
	Massachusetts Institute of Technology	4.678%	7/1/14	3,658	3,355
	Massachusetts Institute of Technology	3.885%	7/1/16	2,802	2,146
	Mattel Inc.	5.450%	11/1/41	2,403	2,238
[2]	McDonald's Corp.	4.700%	12/9/35	3,703	3,635
[2]	McDonald's Corp.	6.300%	10/15/37	5,643	6,253
[2]	McDonald's Corp.	6.300%	3/1/38	5,751	6,375
[2]	McDonald's Corp.	5.700%	2/1/39	1,345	1,415
[2]	McDonald's Corp.	4.875%	7/15/40	2,308	2,241
[2]	McDonald's Corp.	3.700%	2/15/42	3,500	2,857
[2]	McDonald's Corp.	3.625%	5/1/43	3,666	2,936
[2]	McDonald's Corp.	4.600%	5/26/45	3,284	2,974
[2]	McDonald's Corp.	4.875%	12/9/45	10,136	9,500
[2]	McDonald's Corp.	4.450%	3/1/47	6,088	5,361
[2]	McDonald's Corp.	4.450%	9/1/48	4,920	4,314
[2]	McDonald's Corp.	3.625%	9/1/49	11,986	9,124
[2]	McDonald's Corp.	4.200%	4/1/50	4,839	4,042
[2]	McDonald's Corp.	5.150%	9/9/52	5,089	4,933
	McDonald's Corp.	5.450%	8/14/53	5,676	5,700
	MDC Holdings Inc.	6.000%	1/15/43	3,848	3,992
	MDC Holdings Inc.	3.966%	8/6/61	2,140	1,725
	NIKE Inc.	3.250%	3/27/40	6,228	5,015
	NIKE Inc.	3.625%	5/1/43	3,626	2,987
	NIKE Inc.	3.875%	11/1/45	7,139	5,942
	NIKE Inc.	3.375%	11/1/46	2,580	1,971
	NIKE Inc.	3.375%	3/27/50	8,480	6,320
[2]	Northeastern University	2.894%	10/1/50	1,645	1,145
[2]	Northwestern University	4.643%	12/1/44	2,994	2,857
[2]	Northwestern University	2.640%	12/1/50	2,820	1,827
[2]	Northwestern University	3.662%	12/1/57	2,897	2,282
	Owens Corning	7.000%	12/1/36	2,542	2,921
	Owens Corning	4.300%	7/15/47	3,679	3,086
	Owens Corning	4.400%	1/30/48	2,503	2,108
	Owens Corning	5.950%	6/15/54	4,530	4,790
[2]	President & Fellows of Harvard College	4.609%	2/15/35	7,042	7,076
	President & Fellows of Harvard College	4.875%	10/15/40	1,981	1,969
	President & Fellows of Harvard College	3.150%	7/15/46	3,809	2,897
	President & Fellows of Harvard College	2.517%	10/15/50	5,165	3,392
	President & Fellows of Harvard College	3.745%	11/15/52	3,354	2,772
	President & Fellows of Harvard College	3.300%	7/15/56	3,499	2,599
	PulteGroup Inc.	6.000%	2/15/35	1,640	1,739
[2]	Rockefeller Foundation	2.492%	10/1/50	5,466	3,567
	Snap-on Inc.	4.100%	3/1/48	3,088	2,624
	Snap-on Inc.	3.100%	5/1/50	3,038	2,148
	Stanley Black & Decker Inc.	5.200%	9/1/40	1,616	1,587
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,947	2,670
	Stanley Black & Decker Inc.	2.750%	11/15/50	6,844	4,182
	Starbucks Corp.	4.300%	6/15/45	2,348	1,994
	Starbucks Corp.	3.750%	12/1/47	3,489	2,688
	Starbucks Corp.	4.500%	11/15/48	6,859	6,000
	Starbucks Corp.	4.450%	8/15/49	5,441	4,719
	Starbucks Corp.	3.350%	3/12/50	3,919	2,779
	Starbucks Corp.	3.500%	11/15/50	8,380	6,190
	Thomas Jefferson University	3.847%	11/1/57	3,005	2,261
	TJX Cos. Inc.	4.500%	4/15/50	3,043	2,794
[2]	Trustees of Boston College	3.129%	7/1/52	3,452	2,476
[2]	Trustees of Boston University	4.061%	10/1/48	1,933	1,644
	Trustees of Princeton University	5.700%	3/1/39	4,013	4,377
[2]	Trustees of Princeton University	2.516%	7/1/50	3,873	2,538
	Trustees of Princeton University	4.201%	3/1/52	1,779	1,610
[2]	Trustees of the University of Pennsylvania	2.396%	10/1/50	2,158	1,368
	Trustees of the University of Pennsylvania	4.674%	9/1/12	2,153	1,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trustees of the University of Pennsylvania	3.610%	2/15/19	1,482	1,041
[2]	University of Chicago	2.761%	4/1/45	1,820	1,414
[2]	University of Chicago	2.547%	4/1/50	2,063	1,363
	University of Chicago	3.000%	10/1/52	4,600	3,335
[2]	University of Chicago	4.003%	10/1/53	3,382	2,868
[2]	University of Miami	4.063%	4/1/52	4,663	3,910
[2]	University of Notre Dame du Lac	3.438%	2/15/45	3,538	2,813
[2]	University of Notre Dame du Lac	3.394%	2/15/48	3,093	2,393
[2]	University of Southern California	3.028%	10/1/39	6,519	5,356
[2]	University of Southern California	3.841%	10/1/47	2,357	1,987
	University of Southern California	2.805%	10/1/50	2,116	1,455
[2]	University of Southern California	2.945%	10/1/51	3,238	2,288
	University of Southern California	4.976%	10/1/53	2,573	2,596
	University of Southern California	5.250%	10/1/11	2,614	2,642
[2]	University of Southern California	3.226%	10/1/20	1,993	1,244
[2]	Washington University	3.524%	4/15/54	4,268	3,300
	Washington University	4.349%	4/15/22	2,755	2,278
	Whirlpool Corp.	4.500%	6/1/46	3,502	2,834
	Whirlpool Corp.	4.600%	5/15/50	3,466	2,774
[2]	William Marsh Rice University	3.574%	5/15/45	2,455	2,041
[2]	William Marsh Rice University	3.774%	5/15/55	1,968	1,623
[2]	Yale University	2.402%	4/15/50	4,145	2,665
					912,268
Consumer Staples (7.3%)
	Altria Group Inc.	5.800%	2/14/39	18,335	18,893
	Altria Group Inc.	3.400%	2/4/41	10,283	7,824
	Altria Group Inc.	4.250%	8/9/42	7,233	6,065
	Altria Group Inc.	4.500%	5/2/43	3,134	2,693
	Altria Group Inc.	5.375%	1/31/44	10,493	10,373
	Altria Group Inc.	3.875%	9/16/46	8,492	6,521
	Altria Group Inc.	5.950%	2/14/49	19,691	20,278
	Altria Group Inc.	4.450%	5/6/50	4,582	3,756
	Altria Group Inc.	3.700%	2/4/51	7,321	5,311
	Altria Group Inc.	6.200%	2/14/59	35	36
	Altria Group Inc.	4.000%	2/4/61	5,364	4,026
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	35,661	34,966
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	59,899	57,287
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,357	3,288
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	7,690	7,235
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	10,112	9,626
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	2,380	2,578
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	13,469	12,666
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	10,180	13,248
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	18,515	19,231
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,676	2,167
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	8,593	7,981
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	14,733	14,339
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,600	2,449
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	18,387	16,436
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	33,686	35,116
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	3,244	3,033
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	7,183	6,708
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	14,770	15,979
	Archer-Daniels-Midland Co.	5.375%	9/15/35	3,028	3,155
	Archer-Daniels-Midland Co.	3.750%	9/15/47	2,001	1,576
	Archer-Daniels-Midland Co.	4.500%	3/15/49	1,833	1,636
	Archer-Daniels-Midland Co.	2.700%	9/15/51	3,945	2,526
	BAT Capital Corp.	4.390%	8/15/37	13,569	12,103
	BAT Capital Corp.	7.079%	8/2/43	10,638	11,973
	BAT Capital Corp.	4.540%	8/15/47	8,429	7,015
	BAT Capital Corp.	4.758%	9/6/49	7,915	6,728
	BAT Capital Corp.	5.282%	4/2/50	3,218	2,982
	BAT Capital Corp.	5.650%	3/16/52	3,186	3,066
	BAT Capital Corp.	7.081%	8/2/53	8,858	10,148
	Brown-Forman Corp.	4.000%	4/15/38	2,194	1,972
	Brown-Forman Corp.	4.500%	7/15/45	4,045	3,717
	Campbell's Co.	4.750%	3/23/35	5,500	5,327
	Campbell's Co.	4.800%	3/15/48	3,197	2,916
	Campbell's Co.	3.125%	4/24/50	3,881	2,662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Church & Dwight Co. Inc.	3.950%	8/1/47	2,362	1,908
	Church & Dwight Co. Inc.	5.000%	6/15/52	2,783	2,660
	Coca-Cola Co.	2.500%	6/1/40	4,285	3,132
	Coca-Cola Co.	2.875%	5/5/41	4,461	3,398
	Coca-Cola Co.	4.200%	3/25/50	2,649	2,332
	Coca-Cola Co.	2.600%	6/1/50	10,274	6,644
	Coca-Cola Co.	3.000%	3/5/51	10,092	7,078
	Coca-Cola Co.	2.500%	3/15/51	10,072	6,306
	Coca-Cola Co.	5.300%	5/13/54	7,477	7,632
	Coca-Cola Co.	5.200%	1/14/55	9,526	9,581
	Coca-Cola Co.	2.750%	6/1/60	4,620	2,896
	Coca-Cola Co.	5.400%	5/13/64	9,280	9,493
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	10,084	10,103
[2]	Colgate-Palmolive Co.	4.000%	8/15/45	3,085	2,676
[2]	Colgate-Palmolive Co.	3.700%	8/1/47	3,576	2,903
	Conagra Brands Inc.	5.300%	11/1/38	7,438	7,233
	Conagra Brands Inc.	5.400%	11/1/48	7,830	7,514
	Constellation Brands Inc.	4.500%	5/9/47	2,159	1,895
	Constellation Brands Inc.	4.100%	2/15/48	5,563	4,564
	Constellation Brands Inc.	5.250%	11/15/48	3,547	3,435
	Constellation Brands Inc.	3.750%	5/1/50	3,563	2,756
	Diageo Capital plc	5.875%	9/30/36	2,960	3,211
	Diageo Capital plc	3.875%	4/29/43	3,254	2,757
	Diageo Investment Corp.	7.450%	4/15/35	1,804	2,155
	Diageo Investment Corp.	4.250%	5/11/42	1,697	1,513
	Dollar General Corp.	4.125%	4/3/50	5,002	3,846
	Dollar Tree Inc.	3.375%	12/1/51	2,785	1,849
	Estee Lauder Cos. Inc.	6.000%	5/15/37	2,212	2,333
	Estee Lauder Cos. Inc.	4.375%	6/15/45	3,468	2,970
	Estee Lauder Cos. Inc.	4.150%	3/15/47	3,710	3,055
	Estee Lauder Cos. Inc.	3.125%	12/1/49	5,166	3,522
	Estee Lauder Cos. Inc.	5.150%	5/15/53	813	806
	General Mills Inc.	5.250%	1/30/35	4,450	4,498
	General Mills Inc.	5.400%	6/15/40	2,807	2,832
	General Mills Inc.	4.150%	2/15/43	3,068	2,646
	General Mills Inc.	4.700%	4/17/48	2,790	2,548
	General Mills Inc.	3.000%	2/1/51	3,886	2,600
	Haleon US Capital LLC	4.000%	3/24/52	8,903	7,255
	Hershey Co.	3.375%	8/15/46	877	673
	Hershey Co.	3.125%	11/15/49	4,155	2,943
	Hershey Co.	2.650%	6/1/50	2,075	1,328
	Hormel Foods Corp.	3.050%	6/3/51	4,103	2,854
	Ingredion Inc.	3.900%	6/1/50	2,011	1,564
	J M Smucker Co.	4.250%	3/15/35	3,141	2,926
	J M Smucker Co.	2.750%	9/15/41	367	257
	J M Smucker Co.	6.500%	11/15/43	7,851	8,651
	J M Smucker Co.	3.550%	3/15/50	645	472
	J M Smucker Co.	6.500%	11/15/53	7,333	8,220
	JBS USA Holding Lux Sarl	4.375%	2/2/52	4,973	3,925
	JBS USA Holding Lux Sarl	6.500%	12/1/52	13,420	14,269
	JBS USA Holding Lux Sarl	7.250%	11/15/53	5,749	6,671
	Kellanova	4.500%	4/1/46	3,506	3,106
	Kellanova	5.750%	5/16/54	2,040	2,155
	Kenvue Inc.	5.100%	3/22/43	8,052	8,031
	Kenvue Inc.	5.050%	3/22/53	10,192	9,979
	Kenvue Inc.	5.200%	3/22/63	6,255	6,149
	Keurig Dr Pepper Inc.	4.500%	11/15/45	3,505	3,096
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,923	1,661
	Keurig Dr Pepper Inc.	5.085%	5/25/48	1,551	1,479
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,944	6,178
	Keurig Dr Pepper Inc.	3.350%	3/15/51	2,353	1,681
	Keurig Dr Pepper Inc.	4.500%	4/15/52	8,453	7,326
	Kimberly-Clark Corp.	6.625%	8/1/37	5,973	6,947
	Kimberly-Clark Corp.	5.300%	3/1/41	1,419	1,449
	Kimberly-Clark Corp.	3.200%	7/30/46	3,541	2,619
	Kimberly-Clark Corp.	3.900%	5/4/47	2,002	1,644
	Kimberly-Clark Corp.	2.875%	2/7/50	3,848	2,645
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	3,026	3,085
	Kraft Heinz Foods Co.	5.000%	7/15/35	3,604	3,587
	Kraft Heinz Foods Co.	6.875%	1/26/39	6,126	6,981

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kraft Heinz Foods Co.	6.500%	2/9/40	2,128	2,351
Kraft Heinz Foods Co.	5.000%	6/4/42	9,284	8,754
Kraft Heinz Foods Co.	5.200%	7/15/45	12,407	11,757
Kraft Heinz Foods Co.	4.375%	6/1/46	17,097	14,529
Kraft Heinz Foods Co.	4.875%	10/1/49	10,300	9,298
Kraft Heinz Foods Co.	5.500%	6/1/50	2,106	2,076
Kroger Co.	6.900%	4/15/38	4,052	4,602
Kroger Co.	5.400%	7/15/40	2,625	2,619
Kroger Co.	5.000%	4/15/42	2,965	2,811
Kroger Co.	5.150%	8/1/43	1,870	1,793
Kroger Co.	3.875%	10/15/46	1,568	1,241
Kroger Co.	4.450%	2/1/47	8,494	7,336
Kroger Co.	4.650%	1/15/48	2,814	2,489
Kroger Co.	5.400%	1/15/49	4,754	4,721
Kroger Co.	3.950%	1/15/50	5,508	4,391
Kroger Co.	5.500%	9/15/54	12,100	12,005
Kroger Co.	5.650%	9/15/64	10,740	10,629
McCormick & Co. Inc.	4.200%	8/15/47	1,924	1,636
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,585	1,692
Mead Johnson Nutrition Co.	4.600%	6/1/44	6,597	6,015
Molson Coors Beverage Co.	5.000%	5/1/42	9,084	8,725
Molson Coors Beverage Co.	4.200%	7/15/46	11,160	9,430
Mondelez International Inc.	2.625%	9/4/50	11,496	7,191
PepsiCo Inc.	4.875%	11/1/40	2,564	2,523
PepsiCo Inc.	2.625%	10/21/41	5,580	4,029
PepsiCo Inc.	4.000%	3/5/42	4,038	3,521
PepsiCo Inc.	3.600%	8/13/42	1,681	1,381
PepsiCo Inc.	4.250%	10/22/44	278	247
PepsiCo Inc.	4.450%	4/14/46	6,930	6,276
PepsiCo Inc.	3.450%	10/6/46	6,225	4,829
PepsiCo Inc.	4.000%	5/2/47	3,575	3,021
PepsiCo Inc.	3.375%	7/29/49	2,970	2,230
PepsiCo Inc.	2.875%	10/15/49	7,699	5,276
PepsiCo Inc.	3.625%	3/19/50	6,679	5,255
PepsiCo Inc.	2.750%	10/21/51	6,218	4,089
PepsiCo Inc.	4.200%	7/18/52	4,717	4,057
PepsiCo Inc.	4.650%	2/15/53	3,149	2,912
PepsiCo Inc.	5.250%	7/17/54	4,113	4,191
PepsiCo Inc.	3.875%	3/19/60	1,921	1,535
Philip Morris International Inc.	6.375%	5/16/38	11,567	12,865
Philip Morris International Inc.	4.375%	11/15/41	5,040	4,483
Philip Morris International Inc.	4.500%	3/20/42	3,386	3,056
Philip Morris International Inc.	3.875%	8/21/42	6,722	5,562
Philip Morris International Inc.	4.125%	3/4/43	6,016	5,130
Philip Morris International Inc.	4.875%	11/15/43	3,885	3,658
Philip Morris International Inc.	4.250%	11/10/44	9,521	8,185
Procter & Gamble Co.	5.550%	3/5/37	6,570	7,122
Procter & Gamble Co.	3.550%	3/25/40	3,773	3,249
Procter & Gamble Co.	3.500%	10/25/47	2,618	2,098
Procter & Gamble Co.	3.600%	3/25/50	2,926	2,366
Reynolds American Inc.	5.700%	8/15/35	910	936
Reynolds American Inc.	7.250%	6/15/37	3,548	4,013
Reynolds American Inc.	6.150%	9/15/43	7,128	7,346
Reynolds American Inc.	5.850%	8/15/45	18,397	18,236
Sysco Corp.	5.375%	9/21/35	5,381	5,532
Sysco Corp.	6.600%	4/1/40	513	571
Sysco Corp.	4.500%	4/1/46	3,635	3,153
Sysco Corp.	4.450%	3/15/48	3,330	2,849
Sysco Corp.	3.300%	2/15/50	2,626	1,875
Sysco Corp.	6.600%	4/1/50	12,729	14,500
Sysco Corp.	3.150%	12/14/51	5,751	3,917
Target Corp.	6.500%	10/15/37	999	1,134
Target Corp.	7.000%	1/15/38	3,967	4,689
Target Corp.	4.000%	7/1/42	5,960	5,202
Target Corp.	3.625%	4/15/46	4,153	3,273
Target Corp.	3.900%	11/15/47	3,588	2,944
Target Corp.	2.950%	1/15/52	7,020	4,721
Target Corp.	4.800%	1/15/53	6,786	6,368
Tyson Foods Inc.	5.150%	8/15/44	1,029	973
Tyson Foods Inc.	4.550%	6/2/47	5,271	4,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tyson Foods Inc.	5.100%	9/28/48	11,795	11,040
[2]	Unilever Capital Corp.	2.625%	8/12/51	3,832	2,513
	Walmart Inc.	5.250%	9/1/35	6,813	7,226
	Walmart Inc.	6.500%	8/15/37	9,986	11,688
	Walmart Inc.	6.200%	4/15/38	5,776	6,567
	Walmart Inc.	3.950%	6/28/38	3,424	3,172
	Walmart Inc.	5.625%	4/1/40	2,723	2,953
	Walmart Inc.	5.000%	10/25/40	3,678	3,752
	Walmart Inc.	5.625%	4/15/41	4,864	5,264
	Walmart Inc.	2.500%	9/22/41	7,772	5,634
	Walmart Inc.	4.000%	4/11/43	2,516	2,236
	Walmart Inc.	4.300%	4/22/44	1,880	1,735
	Walmart Inc.	3.625%	12/15/47	3,974	3,206
	Walmart Inc.	4.050%	6/29/48	11,856	10,289
	Walmart Inc.	2.950%	9/24/49	5,355	3,806
	Walmart Inc.	2.650%	9/22/51	8,130	5,347
	Walmart Inc.	4.500%	9/9/52	8,571	7,911
	Walmart Inc.	4.500%	4/15/53	8,507	7,873
					1,170,933
Energy (9.2%)
	Apache Corp.	6.000%	1/15/37	3,000	3,054
	Apache Corp.	5.100%	9/1/40	11,387	10,076
	Apache Corp.	5.250%	2/1/42	2,319	2,058
	Apache Corp.	4.750%	4/15/43	1,733	1,431
	Apache Corp.	5.350%	7/1/49	2,187	1,873
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,004	1,984
	Baker Hughes Holdings LLC	4.080%	12/15/47	8,799	7,315
	BP Capital Markets America Inc.	3.060%	6/17/41	14,392	10,840
	BP Capital Markets America Inc.	3.000%	2/24/50	16,428	11,076
	BP Capital Markets America Inc.	2.772%	11/10/50	9,434	6,035
	BP Capital Markets America Inc.	2.939%	6/4/51	16,085	10,605
	BP Capital Markets America Inc.	3.001%	3/17/52	6,041	4,020
	BP Capital Markets America Inc.	3.379%	2/8/61	11,435	7,758
	Burlington Resources LLC	5.950%	10/15/36	129	138
	Canadian Natural Resources Ltd.	5.850%	2/1/35	982	1,013
	Canadian Natural Resources Ltd.	6.500%	2/15/37	2,314	2,470
	Canadian Natural Resources Ltd.	6.250%	3/15/38	8,277	8,736
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,848	2,018
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	6,658	6,007
	Cenovus Energy Inc.	5.250%	6/15/37	2,995	2,901
	Cenovus Energy Inc.	6.750%	11/15/39	4,155	4,616
	Cenovus Energy Inc.	5.400%	6/15/47	4,446	4,186
	Cenovus Energy Inc.	3.750%	2/15/52	4,085	3,003
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	9,483	7,653
	Chevron Corp.	3.078%	5/11/50	6,998	4,958
	Chevron USA Inc.	5.250%	11/15/43	2,352	2,393
	Columbia Pipeline Group Inc.	5.800%	6/1/45	3,171	3,200
	ConocoPhillips	5.900%	5/15/38	1,684	1,804
	ConocoPhillips	6.500%	2/1/39	11,746	13,235
	ConocoPhillips	4.875%	10/1/47	2,666	2,460
[1]	ConocoPhillips Co.	5.000%	1/15/35	8,450	8,487
	ConocoPhillips Co.	3.758%	3/15/42	4,884	4,037
	ConocoPhillips Co.	4.300%	11/15/44	7,200	6,303
	ConocoPhillips Co.	3.800%	3/15/52	9,366	7,255
	ConocoPhillips Co.	5.300%	5/15/53	9,893	9,727
	ConocoPhillips Co.	5.550%	3/15/54	6,827	6,947
[1]	ConocoPhillips Co.	5.500%	1/15/55	8,800	8,871
	ConocoPhillips Co.	4.025%	3/15/62	12,869	9,944
	ConocoPhillips Co.	5.700%	9/15/63	4,679	4,805
[1]	ConocoPhillips Co.	5.650%	1/15/65	4,400	4,444
	Continental Resources Inc.	4.900%	6/1/44	5,302	4,450
	DCP Midstream Operating LP	5.600%	4/1/44	3,114	3,034
	Devon Energy Corp.	5.600%	7/15/41	7,142	6,909
	Devon Energy Corp.	4.750%	5/15/42	3,876	3,385
	Devon Energy Corp.	5.000%	6/15/45	5,129	4,519
	Devon Energy Corp.	5.750%	9/15/54	3,970	3,833
	Diamondback Energy Inc.	4.400%	3/24/51	5,009	4,126
	Diamondback Energy Inc.	4.250%	3/15/52	6,859	5,502
	Diamondback Energy Inc.	6.250%	3/15/53	5,534	5,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diamondback Energy Inc.	5.750%	4/18/54	11,188	11,163
	Diamondback Energy Inc.	5.900%	4/18/64	6,925	6,911
	Eastern Energy Gas Holdings LLC	5.650%	10/15/54	6,740	6,742
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	1,633	1,490
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	2,330	2,062
[2]	Enbridge Energy Partners LP	7.500%	4/15/38	2,289	2,692
	Enbridge Energy Partners LP	5.500%	9/15/40	2,080	2,060
	Enbridge Energy Partners LP	7.375%	10/15/45	2,717	3,218
	Enbridge Inc.	4.500%	6/10/44	4,208	3,636
	Enbridge Inc.	5.500%	12/1/46	6,759	6,746
	Enbridge Inc.	4.000%	11/15/49	5,586	4,420
	Enbridge Inc.	3.400%	8/1/51	11,741	8,381
	Enbridge Inc.	6.700%	11/15/53	10,871	12,472
	Enbridge Inc.	5.950%	4/5/54	4,464	4,685
	Energy Transfer LP	4.900%	3/15/35	3,926	3,801
	Energy Transfer LP	6.625%	10/15/36	3,722	4,087
[2]	Energy Transfer LP	5.800%	6/15/38	2,784	2,844
	Energy Transfer LP	7.500%	7/1/38	231	270
	Energy Transfer LP	6.050%	6/1/41	5,361	5,545
	Energy Transfer LP	6.500%	2/1/42	6,064	6,545
	Energy Transfer LP	6.100%	2/15/42	1,106	1,138
	Energy Transfer LP	4.950%	1/15/43	1,181	1,057
	Energy Transfer LP	5.150%	2/1/43	1,908	1,763
	Energy Transfer LP	5.950%	10/1/43	1,529	1,556
	Energy Transfer LP	5.300%	4/1/44	5,821	5,478
	Energy Transfer LP	5.000%	5/15/44	3,497	3,149
	Energy Transfer LP	5.150%	3/15/45	9,220	8,498
	Energy Transfer LP	5.350%	5/15/45	3,458	3,270
	Energy Transfer LP	6.125%	12/15/45	8,241	8,520
	Energy Transfer LP	5.300%	4/15/47	6,602	6,127
	Energy Transfer LP	5.400%	10/1/47	9,752	9,192
	Energy Transfer LP	6.000%	6/15/48	7,981	8,100
	Energy Transfer LP	6.250%	4/15/49	12,495	13,090
	Energy Transfer LP	5.000%	5/15/50	16,092	14,390
	Energy Transfer LP	5.950%	5/15/54	14,586	14,845
	Energy Transfer LP	6.050%	9/1/54	9,673	10,002
	EnLink Midstream Partners LP	5.600%	4/1/44	2,307	2,227
	EnLink Midstream Partners LP	5.050%	4/1/45	3,280	2,946
	EnLink Midstream Partners LP	5.450%	6/1/47	5,890	5,553
	Enterprise Products Operating LLC	4.950%	2/15/35	9,440	9,415
	Enterprise Products Operating LLC	7.550%	4/15/38	1,713	2,075
	Enterprise Products Operating LLC	6.125%	10/15/39	3,306	3,573
	Enterprise Products Operating LLC	6.450%	9/1/40	2,425	2,712
	Enterprise Products Operating LLC	5.950%	2/1/41	3,711	3,967
	Enterprise Products Operating LLC	5.700%	2/15/42	5,025	5,210
	Enterprise Products Operating LLC	4.850%	8/15/42	5,095	4,823
	Enterprise Products Operating LLC	4.450%	2/15/43	6,812	6,117
	Enterprise Products Operating LLC	4.850%	3/15/44	6,588	6,203
	Enterprise Products Operating LLC	5.100%	2/15/45	9,994	9,726
	Enterprise Products Operating LLC	4.900%	5/15/46	2,966	2,787
	Enterprise Products Operating LLC	4.250%	2/15/48	11,553	9,836
	Enterprise Products Operating LLC	4.800%	2/1/49	11,126	10,232
	Enterprise Products Operating LLC	4.200%	1/31/50	9,910	8,397
	Enterprise Products Operating LLC	3.700%	1/31/51	7,780	5,959
	Enterprise Products Operating LLC	3.200%	2/15/52	7,767	5,422
	Enterprise Products Operating LLC	3.300%	2/15/53	9,269	6,529
	Enterprise Products Operating LLC	4.950%	10/15/54	2,865	2,673
	Enterprise Products Operating LLC	5.550%	2/16/55	11,710	11,961
	Enterprise Products Operating LLC	3.950%	1/31/60	3,097	2,380
	EOG Resources Inc.	3.900%	4/1/35	1,544	1,416
	EOG Resources Inc.	4.950%	4/15/50	5,817	5,464
	EOG Resources Inc.	5.650%	12/1/54	6,425	6,624
[1]	Expand Energy Corp.	5.700%	1/15/35	1,875	1,902
	Exxon Mobil Corp.	2.995%	8/16/39	6,415	5,072
	Exxon Mobil Corp.	4.227%	3/19/40	14,272	13,003
	Exxon Mobil Corp.	3.567%	3/6/45	6,270	4,995
	Exxon Mobil Corp.	4.114%	3/1/46	16,622	14,204
	Exxon Mobil Corp.	3.095%	8/16/49	10,271	7,280
	Exxon Mobil Corp.	4.327%	3/19/50	18,846	16,445
	Exxon Mobil Corp.	3.452%	4/15/51	18,847	14,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Halliburton Co.	4.850%	11/15/35	10,872	10,673
	Halliburton Co.	6.700%	9/15/38	5,920	6,706
	Halliburton Co.	7.450%	9/15/39	7,532	9,099
	Halliburton Co.	4.750%	8/1/43	7,029	6,441
	Halliburton Co.	5.000%	11/15/45	15,180	14,302
[3]	Helmerich & Payne Inc.	5.500%	12/1/34	3,675	3,565
	Hess Corp.	6.000%	1/15/40	4,314	4,606
	Hess Corp.	5.600%	2/15/41	8,574	8,772
	Hess Corp.	5.800%	4/1/47	4,344	4,533
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,367	5,574
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	42	45
[2]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	10,349	11,645
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,651	2,863
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	2,855	3,084
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,506	1,765
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	3,490	3,422
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	5,381	4,932
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	3,697	3,258
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	4,404	4,031
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	6,537	6,360
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,791	3,637
	Kinder Morgan Inc.	5.300%	12/1/34	5,121	5,143
	Kinder Morgan Inc.	5.550%	6/1/45	12,170	11,877
	Kinder Morgan Inc.	5.050%	2/15/46	5,069	4,635
	Kinder Morgan Inc.	5.200%	3/1/48	328	305
	Kinder Morgan Inc.	3.250%	8/1/50	2,761	1,859
	Kinder Morgan Inc.	3.600%	2/15/51	10,268	7,384
	Kinder Morgan Inc.	5.450%	8/1/52	7,062	6,810
	Kinder Morgan Inc.	5.950%	8/1/54	5,210	5,376
	Marathon Oil Corp.	6.600%	10/1/37	6,836	7,776
	Marathon Oil Corp.	5.200%	6/1/45	3,646	3,610
	Marathon Petroleum Corp.	6.500%	3/1/41	8,382	9,041
	Marathon Petroleum Corp.	4.750%	9/15/44	7,008	6,116
	Marathon Petroleum Corp.	4.500%	4/1/48	4,392	3,596
	Marathon Petroleum Corp.	5.000%	9/15/54	1,055	920
	MPLX LP	4.500%	4/15/38	10,828	9,808
	MPLX LP	5.200%	3/1/47	4,831	4,516
	MPLX LP	5.200%	12/1/47	3,330	3,098
	MPLX LP	4.700%	4/15/48	8,216	7,104
	MPLX LP	5.500%	2/15/49	9,734	9,435
	MPLX LP	4.950%	3/14/52	9,527	8,474
	MPLX LP	5.650%	3/1/53	3,124	3,072
	MPLX LP	4.900%	4/15/58	3,559	3,043
	NOV Inc.	3.950%	12/1/42	7,413	5,779
	Occidental Petroleum Corp.	6.450%	9/15/36	15,884	16,736
	Occidental Petroleum Corp.	7.950%	6/15/39	166	196
	Occidental Petroleum Corp.	6.200%	3/15/40	3,357	3,445
	Occidental Petroleum Corp.	6.600%	3/15/46	6,115	6,481
	Occidental Petroleum Corp.	4.400%	4/15/46	5,751	4,520
	Occidental Petroleum Corp.	4.200%	3/15/48	1,738	1,317
	Occidental Petroleum Corp.	6.050%	10/1/54	6,556	6,540
	ONEOK Inc.	6.000%	6/15/35	1,461	1,539
	ONEOK Inc.	5.150%	10/15/43	3,568	3,361
	ONEOK Inc.	4.250%	9/15/46	3,454	2,794
	ONEOK Inc.	4.950%	7/13/47	4,505	4,002
	ONEOK Inc.	4.200%	10/3/47	3,501	2,750
	ONEOK Inc.	5.200%	7/15/48	8,849	8,212
	ONEOK Inc.	4.850%	2/1/49	2,323	2,020
	ONEOK Inc.	4.450%	9/1/49	4,081	3,387
	ONEOK Inc.	3.950%	3/1/50	5,207	4,003
	ONEOK Inc.	4.500%	3/15/50	1,528	1,270
	ONEOK Inc.	7.150%	1/15/51	3,112	3,556
	ONEOK Inc.	6.625%	9/1/53	13,048	14,511
	ONEOK Inc.	5.700%	11/1/54	9,391	9,363
	ONEOK Inc.	5.850%	11/1/64	5,240	5,212
	ONEOK Partners LP	6.650%	10/1/36	4,446	4,903
	ONEOK Partners LP	6.850%	10/15/37	2,532	2,824
	ONEOK Partners LP	6.125%	2/1/41	4,100	4,241
	ONEOK Partners LP	6.200%	9/15/43	2,122	2,210
	Ovintiv Inc.	6.625%	8/15/37	2,278	2,429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ovintiv Inc.	6.500%	2/1/38	2,557	2,699
	Ovintiv Inc.	7.100%	7/15/53	3,150	3,570
	Phillips 66	5.875%	5/1/42	8,419	8,787
	Phillips 66	4.875%	11/15/44	10,998	9,985
	Phillips 66	3.300%	3/15/52	6,981	4,794
	Phillips 66 Co.	4.950%	3/15/35	9,120	8,891
	Phillips 66 Co.	4.680%	2/15/45	1,999	1,762
	Phillips 66 Co.	4.900%	10/1/46	4,174	3,763
	Phillips 66 Co.	5.500%	3/15/55	3,735	3,648
	Plains All American Pipeline LP	6.650%	1/15/37	4,470	4,856
	Plains All American Pipeline LP	5.150%	6/1/42	3,689	3,419
	Plains All American Pipeline LP	4.700%	6/15/44	6,642	5,782
	Plains All American Pipeline LP	4.900%	2/15/45	5,208	4,629
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	2,105	2,180
[2]	Shell Finance US Inc.	4.125%	5/11/35	8,315	7,861
[2]	Shell Finance US Inc.	4.550%	8/12/43	7,437	6,822
[2]	Shell Finance US Inc.	4.375%	5/11/45	16,810	14,778
[2]	Shell Finance US Inc.	4.000%	5/10/46	14,236	11,797
[2]	Shell Finance US Inc.	3.750%	9/12/46	9,937	7,931
[2]	Shell Finance US Inc.	3.250%	4/6/50	8,596	6,200
	Shell International Finance BV	6.375%	12/15/38	19,447	21,962
	Shell International Finance BV	5.500%	3/25/40	11,132	11,574
	Shell International Finance BV	2.875%	11/26/41	5,502	4,078
	Shell International Finance BV	3.625%	8/21/42	8,533	6,978
	Shell International Finance BV	3.125%	11/7/49	7,030	4,923
	Shell International Finance BV	3.000%	11/26/51	2,216	1,496
[3]	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/54	4,840	4,920
	Spectra Energy Partners LP	5.950%	9/25/43	1,659	1,706
	Spectra Energy Partners LP	4.500%	3/15/45	4,831	4,144
	Suncor Energy Inc.	5.950%	12/1/34	4,856	5,150
	Suncor Energy Inc.	6.800%	5/15/38	3,022	3,331
	Suncor Energy Inc.	6.850%	6/1/39	4,995	5,596
	Suncor Energy Inc.	4.000%	11/15/47	3,854	3,002
	Suncor Energy Inc.	3.750%	3/4/51	8,937	6,641
	Targa Resources Corp.	5.500%	2/15/35	9,045	9,190
	Targa Resources Corp.	4.950%	4/15/52	7,356	6,586
	Targa Resources Corp.	6.500%	2/15/53	6,227	6,857
	TotalEnergies Capital International SA	2.986%	6/29/41	4,851	3,661
	TotalEnergies Capital International SA	3.461%	7/12/49	5,171	3,855
	TotalEnergies Capital International SA	3.127%	5/29/50	17,729	12,384
	TotalEnergies Capital International SA	3.386%	6/29/60	3,244	2,237
	TotalEnergies Capital SA	5.488%	4/5/54	14,050	14,198
	TotalEnergies Capital SA	5.275%	9/10/54	8,321	8,159
	TotalEnergies Capital SA	5.638%	4/5/64	8,717	8,837
	TotalEnergies Capital SA	5.425%	9/10/64	10,052	9,872
	TransCanada PipeLines Ltd.	5.850%	3/15/36	5,759	6,001
	TransCanada PipeLines Ltd.	6.200%	10/15/37	9,907	10,592
	TransCanada PipeLines Ltd.	7.250%	8/15/38	3,027	3,523
	TransCanada PipeLines Ltd.	7.625%	1/15/39	9,125	10,909
	TransCanada PipeLines Ltd.	6.100%	6/1/40	4,352	4,597
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	2,116	2,103
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,725	2,432
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,366	2,941
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	4,349	3,435
	Valero Energy Corp.	6.625%	6/15/37	8,307	9,136
	Valero Energy Corp.	4.900%	3/15/45	2,583	2,382
	Valero Energy Corp.	3.650%	12/1/51	6,495	4,655
	Valero Energy Corp.	4.000%	6/1/52	3,348	2,546
	Western Midstream Operating LP	5.450%	4/1/44	3,324	3,093
	Western Midstream Operating LP	5.300%	3/1/48	5,790	5,194
	Western Midstream Operating LP	5.500%	8/15/48	1,833	1,664
	Western Midstream Operating LP	5.250%	2/1/50	6,935	6,238
	Williams Cos. Inc.	6.300%	4/15/40	7,945	8,590
	Williams Cos. Inc.	5.800%	11/15/43	2,540	2,589
	Williams Cos. Inc.	5.400%	3/4/44	4,016	3,921
	Williams Cos. Inc.	5.750%	6/24/44	5,119	5,206
	Williams Cos. Inc.	4.900%	1/15/45	4,372	4,003
	Williams Cos. Inc.	5.100%	9/15/45	4,649	4,406
	Williams Cos. Inc.	4.850%	3/1/48	2,974	2,690
	Williams Cos. Inc.	3.500%	10/15/51	5,145	3,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	5.300%	8/15/52	5,747	5,565
	Williams Cos. Inc.	5.800%	11/15/54	5,912	6,127
	Woodside Finance Ltd.	5.700%	9/12/54	5,015	4,958
					1,491,178
Financials (13.9%)
	AerCap Ireland Capital DAC	3.850%	10/29/41	10,594	8,675
	Aflac Inc.	4.000%	10/15/46	623	511
	Aflac Inc.	4.750%	1/15/49	4,507	4,136
	Alleghany Corp.	4.900%	9/15/44	2,177	2,081
	Alleghany Corp.	3.250%	8/15/51	3,087	2,196
	Allstate Corp.	5.550%	5/9/35	4,714	4,931
	Allstate Corp.	5.950%	4/1/36	4,645	5,037
	Allstate Corp.	4.500%	6/15/43	4,232	3,777
	Allstate Corp.	4.200%	12/15/46	3,980	3,362
	Allstate Corp.	3.850%	8/10/49	5,068	4,023
[2]	Allstate Corp.	6.500%	5/15/57	1,543	1,607
	American Express Co.	4.050%	12/3/42	7,275	6,411
	American Financial Group Inc.	4.500%	6/15/47	3,877	3,390
	American International Group Inc.	3.875%	1/15/35	6,651	6,039
	American International Group Inc.	4.700%	7/10/35	421	404
	American International Group Inc.	6.250%	5/1/36	3,575	3,877
	American International Group Inc.	4.500%	7/16/44	3,353	3,001
	American International Group Inc.	4.800%	7/10/45	5,520	5,123
	American International Group Inc.	4.750%	4/1/48	7,835	7,234
	American International Group Inc.	4.375%	6/30/50	6,214	5,401
	Aon Corp.	6.250%	9/30/40	1,932	2,091
	Aon Corp.	2.900%	8/23/51	8,600	5,618
	Aon Corp.	3.900%	2/28/52	5,137	4,013
	Aon Global Ltd.	4.600%	6/14/44	4,026	3,599
	Aon Global Ltd.	4.750%	5/15/45	2,146	1,952
	Aon North America Inc.	5.750%	3/1/54	14,562	15,115
	Apollo Global Management Inc.	5.800%	5/21/54	4,927	5,211
	Apollo Global Management Inc.	6.000%	12/15/54	3,300	3,313
	Arch Capital Finance LLC	5.031%	12/15/46	3,166	2,973
	Arch Capital Group Ltd.	3.635%	6/30/50	5,294	3,999
	Arch Capital Group US Inc.	5.144%	11/1/43	3,352	3,202
	Ares Management Corp.	5.600%	10/11/54	4,950	4,914
	Arthur J Gallagher & Co.	3.500%	5/20/51	5,761	4,186
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,510	1,641
	Arthur J Gallagher & Co.	5.750%	3/2/53	4,125	4,227
	Arthur J Gallagher & Co.	6.750%	2/15/54	5,190	6,040
	Arthur J Gallagher & Co.	5.750%	7/15/54	2,311	2,382
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,378	1,728
	Athene Holding Ltd.	3.950%	5/25/51	3,105	2,372
	Athene Holding Ltd.	3.450%	5/15/52	4,294	2,913
	Athene Holding Ltd.	6.250%	4/1/54	6,835	7,208
	Bank of America Corp.	6.110%	1/29/37	15,895	17,019
[2]	Bank of America Corp.	4.244%	4/24/38	14,296	13,176
	Bank of America Corp.	7.750%	5/14/38	14,361	17,437
[2]	Bank of America Corp.	4.078%	4/23/40	10,870	9,669
[2]	Bank of America Corp.	2.676%	6/19/41	32,578	23,700
[2]	Bank of America Corp.	5.875%	2/7/42	13,827	15,013
	Bank of America Corp.	3.311%	4/22/42	18,530	14,557
[2]	Bank of America Corp.	5.000%	1/21/44	19,754	19,367
[2]	Bank of America Corp.	4.875%	4/1/44	6,141	5,921
[2]	Bank of America Corp.	4.750%	4/21/45	4,045	3,777
[2]	Bank of America Corp.	4.443%	1/20/48	12,763	11,338
[2]	Bank of America Corp.	3.946%	1/23/49	3,122	2,556
[2]	Bank of America Corp.	4.330%	3/15/50	17,873	15,500
[2]	Bank of America Corp.	4.083%	3/20/51	35,833	29,855
[2]	Bank of America Corp.	2.831%	10/24/51	5,557	3,662
[2]	Bank of America Corp.	3.483%	3/13/52	4,967	3,741
	Bank of America Corp.	2.972%	7/21/52	16,579	11,279
[2]	Bank of America NA	6.000%	10/15/36	5,568	5,954
	Barclays plc	3.811%	3/10/42	5,511	4,451
	Barclays plc	3.330%	11/24/42	6,183	4,683
	Barclays plc	5.250%	8/17/45	9,798	9,641
	Barclays plc	4.950%	1/10/47	10,695	10,042
	Barclays plc	6.036%	3/12/55	6,260	6,640

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,786	4,151
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	8,192	7,718
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	3,591	3,254
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	15,556	13,631
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	12,502	11,089
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	14,044	9,428
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	9,888	6,197
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	17,918	14,427
	Berkshire Hathaway Inc.	4.500%	2/11/43	5,461	5,239
	BlackRock Funding Inc.	4.900%	1/8/35	3,445	3,483
	BlackRock Funding Inc.	5.250%	3/14/54	12,470	12,500
	BlackRock Funding Inc.	5.350%	1/8/55	7,725	7,869
	Blue Owl Finance LLC	4.125%	10/7/51	2,300	1,752
	Brighthouse Financial Inc.	4.700%	6/22/47	7,148	5,854
	Brighthouse Financial Inc.	3.850%	12/22/51	2,547	1,746
	Brookfield Finance Inc.	5.675%	1/15/35	2,030	2,098
	Brookfield Finance Inc.	4.700%	9/20/47	5,440	4,943
	Brookfield Finance Inc.	3.500%	3/30/51	6,135	4,476
	Brookfield Finance Inc.	3.625%	2/15/52	2,806	2,071
	Brookfield Finance Inc.	5.968%	3/4/54	6,545	6,959
	Brookfield Finance LLC	3.450%	4/15/50	4,099	2,961
	Brown & Brown Inc.	4.950%	3/17/52	3,891	3,508
	Chubb Corp.	6.000%	5/11/37	5,092	5,548
[2]	Chubb Corp.	6.500%	5/15/38	3,185	3,626
	Chubb INA Holdings LLC	6.700%	5/15/36	2,647	3,030
	Chubb INA Holdings LLC	4.150%	3/13/43	6,369	5,576
	Chubb INA Holdings LLC	4.350%	11/3/45	9,523	8,498
	Chubb INA Holdings LLC	2.850%	12/15/51	8,259	5,584
	Chubb INA Holdings LLC	3.050%	12/15/61	8,227	5,345
	Citigroup Inc.	6.125%	8/25/36	2,390	2,522
[2]	Citigroup Inc.	3.878%	1/24/39	8,894	7,734
	Citigroup Inc.	8.125%	7/15/39	15,458	19,709
[2]	Citigroup Inc.	5.316%	3/26/41	9,768	9,768
	Citigroup Inc.	5.875%	1/30/42	10,716	11,481
	Citigroup Inc.	2.904%	11/3/42	10,824	7,942
	Citigroup Inc.	6.675%	9/13/43	5,041	5,798
	Citigroup Inc.	5.300%	5/6/44	6,659	6,596
	Citigroup Inc.	4.650%	7/30/45	6,137	5,599
	Citigroup Inc.	4.750%	5/18/46	10,463	9,519
[2]	Citigroup Inc.	4.281%	4/24/48	9,371	8,060
	Citigroup Inc.	4.650%	7/23/48	12,273	11,081
	CME Group Inc.	5.300%	9/15/43	5,136	5,401
	CME Group Inc.	4.150%	6/15/48	5,767	5,037
[2]	Cooperatieve Rabobank UA	5.250%	5/24/41	10,259	10,478
	Cooperatieve Rabobank UA	5.750%	12/1/43	9,414	9,827
	Cooperatieve Rabobank UA	5.250%	8/4/45	8,667	8,583
	Corebridge Financial Inc.	4.350%	4/5/42	4,725	4,090
	Corebridge Financial Inc.	4.400%	4/5/52	9,093	7,657
	Equitable Holdings Inc.	5.000%	4/20/48	8,785	8,223
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	2,434	2,206
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	5,867	4,216
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	7,093	4,688
	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	6,800	7,243
[3]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	3,915	4,080
	Fidelity National Financial Inc.	3.200%	9/17/51	2,588	1,691
	Fifth Third Bancorp	8.250%	3/1/38	8,693	10,652
	Franklin Resources Inc.	2.950%	8/12/51	1,702	1,119
	GATX Corp.	5.200%	3/15/44	1,118	1,069
	GATX Corp.	3.100%	6/1/51	4,724	3,178
	GATX Corp.	6.050%	6/5/54	2,535	2,747
	Global Payments Inc.	4.150%	8/15/49	5,029	3,997
	Global Payments Inc.	5.950%	8/15/52	5,496	5,631
	Goldman Sachs Group Inc.	6.450%	5/1/36	7,204	7,900
	Goldman Sachs Group Inc.	6.750%	10/1/37	34,887	38,691
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	16,590	14,655
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	8,473	7,748
	Goldman Sachs Group Inc.	6.250%	2/1/41	17,486	19,245
	Goldman Sachs Group Inc.	3.210%	4/22/42	15,886	12,238
	Goldman Sachs Group Inc.	2.908%	7/21/42	11,246	8,282
	Goldman Sachs Group Inc.	3.436%	2/24/43	13,739	10,823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	9,236	8,667
	Goldman Sachs Group Inc.	5.150%	5/22/45	12,988	12,557
	Goldman Sachs Group Inc.	4.750%	10/21/45	10,093	9,393
	Goldman Sachs Group Inc.	5.561%	11/19/45	20,000	20,373
	Hartford Financial Services Group Inc.	5.950%	10/15/36	2,045	2,180
	Hartford Financial Services Group Inc.	6.100%	10/1/41	3,058	3,258
	Hartford Financial Services Group Inc.	4.300%	4/15/43	2,172	1,911
	Hartford Financial Services Group Inc.	4.400%	3/15/48	3,664	3,198
	Hartford Financial Services Group Inc.	3.600%	8/19/49	5,481	4,205
	Hartford Financial Services Group Inc.	2.900%	9/15/51	4,650	3,092
[2]	HSBC Bank USA NA	5.875%	11/1/34	2,421	2,554
[2]	HSBC Bank USA NA	5.625%	8/15/35	2,629	2,675
[2]	HSBC Bank USA NA	7.000%	1/15/39	5,249	6,070
	HSBC Holdings plc	6.500%	5/2/36	9,173	9,935
[2]	HSBC Holdings plc	6.500%	5/2/36	2,659	2,812
	HSBC Holdings plc	6.500%	9/15/37	13,685	14,745
[2]	HSBC Holdings plc	6.500%	9/15/37	10,490	11,146
	HSBC Holdings plc	6.800%	6/1/38	4,556	5,064
[2]	HSBC Holdings plc	6.800%	6/1/38	1,912	2,079
	HSBC Holdings plc	6.100%	1/14/42	10,011	11,092
	HSBC Holdings plc	6.332%	3/9/44	17,423	19,075
	HSBC Holdings plc	5.250%	3/14/44	7,576	7,275
	Intercontinental Exchange Inc.	2.650%	9/15/40	7,028	5,142
	Intercontinental Exchange Inc.	4.250%	9/21/48	8,556	7,327
	Intercontinental Exchange Inc.	3.000%	6/15/50	12,313	8,403
	Intercontinental Exchange Inc.	4.950%	6/15/52	11,446	10,894
	Intercontinental Exchange Inc.	3.000%	9/15/60	8,982	5,685
	Intercontinental Exchange Inc.	5.200%	6/15/62	7,160	6,963
	Invesco Finance plc	5.375%	11/30/43	2,558	2,514
	Jackson Financial Inc.	4.000%	11/23/51	3,425	2,523
	Jefferies Financial Group Inc.	6.250%	1/15/36	4,060	4,304
	Jefferies Financial Group Inc.	6.500%	1/20/43	2,000	2,206
	JPMorgan Chase & Co.	6.400%	5/15/38	16,591	18,698
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	13,321	11,758
	JPMorgan Chase & Co.	5.500%	10/15/40	10,307	10,684
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	6,031	4,695
	JPMorgan Chase & Co.	5.600%	7/15/41	16,153	16,933
	JPMorgan Chase & Co.	2.525%	11/19/41	12,292	8,749
	JPMorgan Chase & Co.	5.400%	1/6/42	7,325	7,535
	JPMorgan Chase & Co.	3.157%	4/22/42	14,406	11,138
	JPMorgan Chase & Co.	5.625%	8/16/43	6,281	6,576
	JPMorgan Chase & Co.	4.850%	2/1/44	11,569	11,164
	JPMorgan Chase & Co.	4.950%	6/1/45	17,839	17,062
	JPMorgan Chase & Co.	5.534%	11/29/45	17,000	17,467
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	11,033	9,632
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	9,821	8,238
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	16,984	14,045
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	13,175	10,802
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	14,303	10,077
	JPMorgan Chase & Co.	3.328%	4/22/52	25,870	18,932
	Legg Mason Inc.	5.625%	1/15/44	3,996	4,111
	Lincoln National Corp.	6.300%	10/9/37	1,344	1,450
	Lincoln National Corp.	7.000%	6/15/40	3,831	4,337
	Lincoln National Corp.	4.350%	3/1/48	1,897	1,547
	Lincoln National Corp.	4.375%	6/15/50	651	530
	Lloyds Banking Group plc	5.300%	12/1/45	5,668	5,401
	Lloyds Banking Group plc	3.369%	12/14/46	7,242	5,252
	Lloyds Banking Group plc	4.344%	1/9/48	8,290	6,836
	Loews Corp.	4.125%	5/15/43	3,481	3,040
	Manulife Financial Corp.	5.375%	3/4/46	4,745	4,818
	Markel Group Inc.	5.000%	4/5/46	2,007	1,832
	Markel Group Inc.	4.300%	11/1/47	2,194	1,792
	Markel Group Inc.	5.000%	5/20/49	4,648	4,244
	Markel Group Inc.	4.150%	9/17/50	2,481	1,979
	Markel Group Inc.	3.450%	5/7/52	2,806	1,969
	Markel Group Inc.	6.000%	5/16/54	4,785	4,996
	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	13,265	13,341
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	4,220	4,061
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,593	3,150
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	4,070	3,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	8,281	7,806
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	2,586	1,706
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	2,104	2,382
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	3,414	3,475
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	7,275	7,703
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	1,616	1,649
	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	8,615	8,747
	Mastercard Inc.	4.550%	1/15/35	6,164	6,040
	Mastercard Inc.	3.800%	11/21/46	3,321	2,739
	Mastercard Inc.	3.950%	2/26/48	2,290	1,941
	Mastercard Inc.	3.650%	6/1/49	5,706	4,546
	Mastercard Inc.	3.850%	3/26/50	9,407	7,714
	Mastercard Inc.	2.950%	3/15/51	4,657	3,216
	MetLife Inc.	5.300%	12/15/34	4,960	5,096
	MetLife Inc.	5.700%	6/15/35	7,903	8,378
[2]	MetLife Inc.	6.400%	12/15/36	3,416	3,558
[2]	MetLife Inc.	10.750%	8/1/39	1,571	2,147
	MetLife Inc.	5.875%	2/6/41	7,052	7,474
	MetLife Inc.	4.125%	8/13/42	4,344	3,779
	MetLife Inc.	4.875%	11/13/43	5,513	5,247
	MetLife Inc.	4.721%	12/15/44	4,107	3,803
	MetLife Inc.	4.050%	3/1/45	7,065	5,972
	MetLife Inc.	4.600%	5/13/46	5,556	5,091
	MetLife Inc.	5.000%	7/15/52	7,301	6,989
	MetLife Inc.	5.250%	1/15/54	6,950	6,903
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,282	2,138
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	819	756
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	11,921	10,408
[2]	Morgan Stanley	3.971%	7/22/38	12,632	11,227
[2]	Morgan Stanley	4.457%	4/22/39	7,572	7,064
	Morgan Stanley	3.217%	4/22/42	16,080	12,535
	Morgan Stanley	6.375%	7/24/42	17,091	19,419
	Morgan Stanley	4.300%	1/27/45	21,112	18,626
[2]	Morgan Stanley	4.375%	1/22/47	12,872	11,411
[2]	Morgan Stanley	5.597%	3/24/51	12,162	12,753
[2]	Morgan Stanley	2.802%	1/25/52	9,936	6,564
	Morgan Stanley	5.516%	11/19/55	19,985	20,676
	Nasdaq Inc.	2.500%	12/21/40	3,767	2,637
	Nasdaq Inc.	3.250%	4/28/50	4,129	2,929
	Nasdaq Inc.	3.950%	3/7/52	3,912	3,059
	Nasdaq Inc.	5.950%	8/15/53	4,676	4,946
	Nasdaq Inc.	6.100%	6/28/63	5,027	5,354
[2]	Nationwide Financial Services Inc.	6.750%	5/15/37	1,930	1,978
	Old Republic International Corp.	3.850%	6/11/51	2,722	2,025
	PayPal Holdings Inc.	3.250%	6/1/50	4,857	3,491
	PayPal Holdings Inc.	5.050%	6/1/52	5,981	5,820
	PayPal Holdings Inc.	5.500%	6/1/54	3,785	3,912
	PayPal Holdings Inc.	5.250%	6/1/62	4,326	4,211
	Principal Financial Group Inc.	6.050%	10/15/36	3,681	3,982
	Principal Financial Group Inc.	4.625%	9/15/42	1,232	1,132
	Principal Financial Group Inc.	4.350%	5/15/43	3,221	2,848
	Principal Financial Group Inc.	4.300%	11/15/46	773	669
	Principal Financial Group Inc.	5.500%	3/15/53	3,190	3,204
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	4.350%	4/25/44	1,822	1,630
	Progressive Corp.	3.700%	1/26/45	2,340	1,894
	Progressive Corp.	4.125%	4/15/47	6,313	5,370
	Progressive Corp.	4.200%	3/15/48	4,102	3,544
	Progressive Corp.	3.950%	3/26/50	2,931	2,399
	Progressive Corp.	3.700%	3/15/52	3,967	3,096
[2]	Prudential Financial Inc.	5.700%	12/14/36	5,208	5,524
[2]	Prudential Financial Inc.	6.625%	12/1/37	2,895	3,284
[2]	Prudential Financial Inc.	6.625%	6/21/40	4,884	5,623
[2]	Prudential Financial Inc.	4.600%	5/15/44	3,480	3,181
	Prudential Financial Inc.	3.905%	12/7/47	7,312	5,875
[2]	Prudential Financial Inc.	4.418%	3/27/48	4,178	3,636
	Prudential Financial Inc.	3.935%	12/7/49	7,790	6,250
[2]	Prudential Financial Inc.	4.350%	2/25/50	1,537	1,322
[2]	Prudential Financial Inc.	3.700%	3/13/51	14,679	11,205
	Raymond James Financial Inc.	4.950%	7/15/46	5,637	5,321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raymond James Financial Inc.	3.750%	4/1/51	4,992	3,853
[2]	Regions Bank	6.450%	6/26/37	3,205	3,355
	Regions Financial Corp.	7.375%	12/10/37	2,251	2,596
	Selective Insurance Group Inc.	5.375%	3/1/49	2,123	2,051
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	2,359	1,646
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	5,654	4,233
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	2,502	1,924
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	6,966	7,756
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	6,941	7,309
	Transatlantic Holdings Inc.	8.000%	11/30/39	2,437	3,100
	Travelers Cos. Inc.	6.750%	6/20/36	2,386	2,744
[2]	Travelers Cos. Inc.	6.250%	6/15/37	6,142	6,823
	Travelers Cos. Inc.	5.350%	11/1/40	4,915	5,030
	Travelers Cos. Inc.	4.600%	8/1/43	2,585	2,393
	Travelers Cos. Inc.	4.300%	8/25/45	434	381
	Travelers Cos. Inc.	3.750%	5/15/46	4,029	3,251
	Travelers Cos. Inc.	4.000%	5/30/47	5,511	4,619
	Travelers Cos. Inc.	4.050%	3/7/48	3,420	2,887
	Travelers Cos. Inc.	4.100%	3/4/49	5,761	4,860
	Travelers Cos. Inc.	2.550%	4/27/50	4,104	2,582
	Travelers Cos. Inc.	3.050%	6/8/51	4,378	3,037
	Travelers Cos. Inc.	5.450%	5/25/53	4,998	5,188
	UBS AG	4.500%	6/26/48	6,875	6,205
	UBS Group AG	4.875%	5/15/45	13,813	12,956
	Unum Group	5.750%	8/15/42	4,175	4,260
	Unum Group	4.500%	12/15/49	4,141	3,464
	Unum Group	4.125%	6/15/51	3,427	2,691
	Unum Group	6.000%	6/15/54	1,920	2,009
	Visa Inc.	4.150%	12/14/35	11,905	11,360
	Visa Inc.	2.700%	4/15/40	6,177	4,706
	Visa Inc.	4.300%	12/14/45	20,425	18,415
	Visa Inc.	3.650%	9/15/47	6,324	5,101
	Visa Inc.	2.000%	8/15/50	15,705	9,111
	Voya Financial Inc.	5.700%	7/15/43	3,239	3,240
	Voya Financial Inc.	4.800%	6/15/46	2,120	1,896
	W R Berkley Corp.	4.750%	8/1/44	2,625	2,412
	W R Berkley Corp.	4.000%	5/12/50	752	604
	W R Berkley Corp.	3.150%	9/30/61	2,409	1,522
	Wachovia Corp.	5.500%	8/1/35	5,212	5,352
	Wells Fargo & Co.	5.375%	2/7/35	2,755	2,826
[1]	Wells Fargo & Co.	5.211%	12/3/35	4,000	4,027
[2]	Wells Fargo & Co.	5.950%	12/15/36	1,584	1,662
[2]	Wells Fargo & Co.	3.068%	4/30/41	22,871	17,465
	Wells Fargo & Co.	5.375%	11/2/43	15,011	14,672
	Wells Fargo & Co.	5.606%	1/15/44	20,043	20,011
[2]	Wells Fargo & Co.	4.650%	11/4/44	16,255	14,399
	Wells Fargo & Co.	3.900%	5/1/45	12,777	10,542
[2]	Wells Fargo & Co.	4.900%	11/17/45	16,289	14,792
[2]	Wells Fargo & Co.	4.400%	6/14/46	10,796	9,141
[2]	Wells Fargo & Co.	4.750%	12/7/46	7,769	6,906
[2]	Wells Fargo & Co.	5.013%	4/4/51	35,041	33,372
[2]	Wells Fargo & Co.	4.611%	4/25/53	26,046	23,353
	Wells Fargo Bank NA	5.950%	8/26/36	3,058	3,254
[2]	Wells Fargo Bank NA	5.850%	2/1/37	9,890	10,410
[2]	Wells Fargo Bank NA	6.600%	1/15/38	7,735	8,733
	Western Union Co.	6.200%	11/17/36	3,587	3,719
	Westpac Banking Corp.	4.421%	7/24/39	8,098	7,458
	Westpac Banking Corp.	2.963%	11/16/40	4,799	3,564
	Westpac Banking Corp.	3.133%	11/18/41	5,734	4,307
	Willis North America Inc.	5.050%	9/15/48	3,278	3,048
	Willis North America Inc.	3.875%	9/15/49	4,321	3,370
	Willis North America Inc.	5.900%	3/5/54	4,699	4,873
	XL Group Ltd.	5.250%	12/15/43	2,060	1,975
					2,234,142
Health Care (16.3%)
[4]	Abbott Laboratories	4.750%	11/30/36	11,002	10,925
	Abbott Laboratories	6.150%	11/30/37	3,233	3,626
	Abbott Laboratories	6.000%	4/1/39	4,494	5,002
	Abbott Laboratories	5.300%	5/27/40	4,972	5,184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Abbott Laboratories	4.750%	4/15/43	4,604	4,510
	Abbott Laboratories	4.900%	11/30/46	22,286	21,855
	AbbVie Inc.	4.550%	3/15/35	11,312	10,961
	AbbVie Inc.	4.500%	5/14/35	18,169	17,500
	AbbVie Inc.	4.300%	5/14/36	10,683	10,061
	AbbVie Inc.	4.050%	11/21/39	27,599	24,589
	AbbVie Inc.	4.625%	10/1/42	858	794
	AbbVie Inc.	4.400%	11/6/42	19,882	17,981
	AbbVie Inc.	4.850%	6/15/44	10,257	9,732
	AbbVie Inc.	4.750%	3/15/45	5,243	4,915
	AbbVie Inc.	4.700%	5/14/45	17,698	16,412
	AbbVie Inc.	4.450%	5/14/46	16,742	14,973
	AbbVie Inc.	4.875%	11/14/48	11,509	10,871
	AbbVie Inc.	4.250%	11/21/49	39,558	34,064
	AbbVie Inc.	5.400%	3/15/54	19,257	19,571
	AbbVie Inc.	5.500%	3/15/64	14,648	14,943
[2]	AdventHealth Obligated Group	2.795%	11/15/51	1,782	1,186
	Adventist Health System	5.757%	12/1/34	2,357	2,414
	Adventist Health System	3.630%	3/1/49	763	558
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	2,999	2,651
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	2,929	2,215
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	2,666	1,872
	Aetna Inc.	6.625%	6/15/36	4,647	5,084
	Aetna Inc.	6.750%	12/15/37	3,325	3,644
	Aetna Inc.	4.500%	5/15/42	3,386	2,910
	Aetna Inc.	4.125%	11/15/42	3,480	2,816
	Aetna Inc.	4.750%	3/15/44	1,801	1,573
	Aetna Inc.	3.875%	8/15/47	7,011	5,306
	AHS Hospital Corp.	5.024%	7/1/45	1,632	1,611
[2]	AHS Hospital Corp.	2.780%	7/1/51	4,125	2,742
[2]	Allina Health System	3.887%	4/15/49	2,063	1,678
[2]	Allina Health System	2.902%	11/15/51	2,097	1,383
	Amgen Inc.	6.375%	6/1/37	152	168
	Amgen Inc.	6.400%	2/1/39	950	1,037
	Amgen Inc.	3.150%	2/21/40	11,264	8,712
	Amgen Inc.	5.750%	3/15/40	3,988	4,107
	Amgen Inc.	2.800%	8/15/41	10,233	7,455
	Amgen Inc.	4.950%	10/1/41	6,537	6,181
	Amgen Inc.	5.150%	11/15/41	9,119	8,831
	Amgen Inc.	5.650%	6/15/42	2,052	2,096
	Amgen Inc.	5.600%	3/2/43	21,322	21,665
	Amgen Inc.	4.400%	5/1/45	17,464	15,187
	Amgen Inc.	4.563%	6/15/48	11,154	9,778
	Amgen Inc.	3.375%	2/21/50	10,288	7,474
	Amgen Inc.	4.663%	6/15/51	17,909	15,876
	Amgen Inc.	3.000%	1/15/52	7,646	5,153
	Amgen Inc.	4.200%	2/22/52	9,381	7,701
	Amgen Inc.	4.875%	3/1/53	6,692	6,096
	Amgen Inc.	5.650%	3/2/53	26,473	27,042
	Amgen Inc.	2.770%	9/1/53	6,282	3,909
	Amgen Inc.	4.400%	2/22/62	9,539	7,838
	Amgen Inc.	5.750%	3/2/63	19,040	19,428
[2]	Ascension Health	3.106%	11/15/39	2,749	2,187
	Ascension Health	3.945%	11/15/46	8,294	7,061
[2]	Ascension Health	4.847%	11/15/53	2,236	2,131
	AstraZeneca plc	6.450%	9/15/37	21,432	24,219
	AstraZeneca plc	4.000%	9/18/42	5,890	5,114
	AstraZeneca plc	4.375%	11/16/45	5,365	4,842
	AstraZeneca plc	4.375%	8/17/48	4,270	3,825
	AstraZeneca plc	2.125%	8/6/50	2,879	1,667
	AstraZeneca plc	3.000%	5/28/51	5,352	3,746
	Banner Health	2.907%	1/1/42	1,901	1,417
[2]	Banner Health	3.181%	1/1/50	1,010	730
	Banner Health	2.913%	1/1/51	2,437	1,659
[2]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	1,315	810
[2]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	3,440	2,575
	Baxalta Inc.	5.250%	6/23/45	3,954	3,832
	Baxter International Inc.	3.500%	8/15/46	7,199	5,247
	Baxter International Inc.	3.132%	12/1/51	7,523	4,967
[2]	BayCare Health System Inc.	3.831%	11/15/50	3,128	2,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baylor Scott & White Holdings	4.185%	11/15/45	2,986	2,614
	Baylor Scott & White Holdings	3.967%	11/15/46	1,793	1,513
[2]	Baylor Scott & White Holdings	2.839%	11/15/50	6,519	4,413
	Becton Dickinson & Co.	4.685%	12/15/44	7,513	6,811
	Becton Dickinson & Co.	4.669%	6/6/47	10,209	9,154
	Becton Dickinson & Co.	3.794%	5/20/50	6,427	5,020
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,435	1,604
	Biogen Inc.	5.200%	9/15/45	6,961	6,588
	Biogen Inc.	3.150%	5/1/50	10,319	6,914
	Biogen Inc.	3.250%	2/15/51	5,643	3,858
[2]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	2,084	1,475
	Boston Scientific Corp.	6.500%	11/15/35	4,249	4,784
	Boston Scientific Corp.	4.550%	3/1/39	7,504	7,127
	Boston Scientific Corp.	7.375%	1/15/40	1,563	1,887
	Boston Scientific Corp.	4.700%	3/1/49	4,473	4,177
	Bristol-Myers Squibb Co.	4.125%	6/15/39	14,471	13,022
	Bristol-Myers Squibb Co.	2.350%	11/13/40	6,690	4,660
	Bristol-Myers Squibb Co.	3.550%	3/15/42	5,844	4,742
	Bristol-Myers Squibb Co.	3.250%	8/1/42	4,252	3,277
	Bristol-Myers Squibb Co.	4.500%	3/1/44	128	116
	Bristol-Myers Squibb Co.	4.625%	5/15/44	8,838	8,180
	Bristol-Myers Squibb Co.	5.000%	8/15/45	4,245	4,109
	Bristol-Myers Squibb Co.	4.350%	11/15/47	10,194	8,883
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,168	4,648
	Bristol-Myers Squibb Co.	4.250%	10/26/49	16,773	14,337
	Bristol-Myers Squibb Co.	2.550%	11/13/50	9,176	5,663
	Bristol-Myers Squibb Co.	3.700%	3/15/52	14,629	11,356
	Bristol-Myers Squibb Co.	6.250%	11/15/53	10,111	11,342
	Bristol-Myers Squibb Co.	5.550%	2/22/54	20,931	21,551
	Bristol-Myers Squibb Co.	3.900%	3/15/62	5,906	4,510
	Bristol-Myers Squibb Co.	6.400%	11/15/63	12,457	14,207
	Bristol-Myers Squibb Co.	5.650%	2/22/64	13,225	13,531
	Cardinal Health Inc.	4.600%	3/15/43	1,679	1,485
	Cardinal Health Inc.	4.500%	11/15/44	3,196	2,762
	Cardinal Health Inc.	4.900%	9/15/45	4,748	4,338
	Cardinal Health Inc.	4.368%	6/15/47	4,158	3,515
	Cardinal Health Inc.	5.750%	11/15/54	3,625	3,723
[2]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,965	1,407
	Cencora Inc.	4.250%	3/1/45	4,082	3,498
	Cencora Inc.	4.300%	12/15/47	3,324	2,817
	Children's Health System of Texas	2.511%	8/15/50	3,414	2,136
[2]	Children's Hospital	2.928%	7/15/50	1,447	973
[2]	Children's Hospital Corp.	4.115%	1/1/47	1,524	1,322
[2]	Children's Hospital Corp.	2.585%	2/1/50	1,742	1,129
	Children's Hospital Medical Center	4.268%	5/15/44	2,431	2,191
[2]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,357	898
	Cigna Group	4.800%	8/15/38	16,984	16,108
	Cigna Group	3.200%	3/15/40	2,667	2,054
[2]	Cigna Group	6.125%	11/15/41	2,162	2,311
[2]	Cigna Group	4.800%	7/15/46	11,746	10,654
[2]	Cigna Group	3.875%	10/15/47	5,565	4,341
	Cigna Group	4.900%	12/15/48	20,080	18,277
	Cigna Group	3.400%	3/15/50	8,460	6,003
	Cigna Group	3.400%	3/15/51	10,375	7,314
	Cigna Group	5.600%	2/15/54	11,877	11,915
[2]	City of Hope	5.623%	11/15/43	2,337	2,317
[2]	City of Hope	4.378%	8/15/48	1,706	1,450
	CommonSpirit Health	5.318%	12/1/34	3,835	3,908
[2]	CommonSpirit Health	4.350%	11/1/42	8,411	7,122
	CommonSpirit Health	3.817%	10/1/49	3,899	3,092
	CommonSpirit Health	4.187%	10/1/49	5,267	4,374
	CommonSpirit Health	3.910%	10/1/50	6,264	4,919
	CommonSpirit Health	6.461%	11/1/52	1,950	2,207
	CommonSpirit Health	5.548%	12/1/54	4,172	4,228
[2]	Community Health Network Inc.	3.099%	5/1/50	1,960	1,318
[2]	Corewell Health Obligated Group	3.487%	7/15/49	1,927	1,472
[2]	Cottage Health Obligated Group	3.304%	11/1/49	3,915	2,907
	CVS Health Corp.	4.875%	7/20/35	4,648	4,426
	CVS Health Corp.	4.780%	3/25/38	36,376	33,081
	CVS Health Corp.	6.125%	9/15/39	4,428	4,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	4.125%	4/1/40	8,237	6,827
	CVS Health Corp.	2.700%	8/21/40	11,657	7,986
	CVS Health Corp.	5.300%	12/5/43	2,778	2,582
	CVS Health Corp.	5.125%	7/20/45	20,331	18,302
	CVS Health Corp.	5.050%	3/25/48	48,319	42,853
	CVS Health Corp.	4.250%	4/1/50	6,156	4,827
	CVS Health Corp.	5.625%	2/21/53	10,000	9,559
	CVS Health Corp.	5.875%	6/1/53	11,560	11,438
	CVS Health Corp.	6.050%	6/1/54	7,871	7,977
	CVS Health Corp.	6.000%	6/1/63	7,702	7,615
	Danaher Corp.	4.375%	9/15/45	4,340	3,909
	Danaher Corp.	2.600%	10/1/50	7,839	5,004
	Danaher Corp.	2.800%	12/10/51	8,263	5,445
[2]	Dartmouth-Hitchcock Health	4.178%	8/1/48	2,053	1,640
	DH Europe Finance II Sarl	3.250%	11/15/39	9,925	8,041
	DH Europe Finance II Sarl	3.400%	11/15/49	6,980	5,250
	Dignity Health	4.500%	11/1/42	1,662	1,459
	Dignity Health	5.267%	11/1/64	1,851	1,771
[2]	Duke University Health System Inc.	3.920%	6/1/47	2,472	2,061
	Elevance Health Inc.	5.950%	12/15/34	1,142	1,221
	Elevance Health Inc.	5.200%	2/15/35	9,985	10,059
	Elevance Health Inc.	5.850%	1/15/36	2,773	2,922
	Elevance Health Inc.	6.375%	6/15/37	10	11
	Elevance Health Inc.	4.625%	5/15/42	7,806	7,068
	Elevance Health Inc.	4.650%	1/15/43	9,491	8,629
	Elevance Health Inc.	5.100%	1/15/44	2,813	2,685
	Elevance Health Inc.	4.650%	8/15/44	6,265	5,642
	Elevance Health Inc.	4.375%	12/1/47	10,716	9,118
	Elevance Health Inc.	4.550%	3/1/48	6,145	5,358
	Elevance Health Inc.	3.700%	9/15/49	2,752	2,081
	Elevance Health Inc.	3.125%	5/15/50	6,088	4,145
	Elevance Health Inc.	3.600%	3/15/51	8,096	5,990
	Elevance Health Inc.	4.550%	5/15/52	3,578	3,075
	Elevance Health Inc.	6.100%	10/15/52	7,230	7,741
	Elevance Health Inc.	5.125%	2/15/53	10,143	9,555
	Elevance Health Inc.	5.650%	6/15/54	9,796	9,948
	Elevance Health Inc.	5.700%	2/15/55	7,520	7,730
	Elevance Health Inc.	5.850%	11/1/64	5,215	5,376
	Eli Lilly & Co.	5.550%	3/15/37	2,427	2,571
	Eli Lilly & Co.	3.700%	3/1/45	4,081	3,363
	Eli Lilly & Co.	3.950%	5/15/47	5,390	4,560
	Eli Lilly & Co.	3.950%	3/15/49	8,599	7,183
	Eli Lilly & Co.	2.250%	5/15/50	10,545	6,321
	Eli Lilly & Co.	4.875%	2/27/53	9,910	9,512
	Eli Lilly & Co.	5.000%	2/9/54	14,374	13,996
	Eli Lilly & Co.	5.050%	8/14/54	5,364	5,273
	Eli Lilly & Co.	4.150%	3/15/59	3,527	2,956
	Eli Lilly & Co.	2.500%	9/15/60	4,830	2,787
	Eli Lilly & Co.	4.950%	2/27/63	6,504	6,213
	Eli Lilly & Co.	5.100%	2/9/64	11,295	10,996
	Eli Lilly & Co.	5.200%	8/14/64	5,915	5,847
[2]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	733	592
[2]	Fred Hutchinson Cancer Center	4.966%	1/1/52	837	817
	GE HealthCare Technologies Inc.	6.377%	11/22/52	7,744	8,784
	Gilead Sciences Inc.	5.100%	6/15/35	6,700	6,793
	Gilead Sciences Inc.	4.600%	9/1/35	8,906	8,637
	Gilead Sciences Inc.	4.000%	9/1/36	3,805	3,466
	Gilead Sciences Inc.	2.600%	10/1/40	9,224	6,681
	Gilead Sciences Inc.	5.650%	12/1/41	5,887	6,112
	Gilead Sciences Inc.	4.800%	4/1/44	10,983	10,266
	Gilead Sciences Inc.	4.500%	2/1/45	11,753	10,549
	Gilead Sciences Inc.	4.750%	3/1/46	13,225	12,227
	Gilead Sciences Inc.	4.150%	3/1/47	11,613	9,843
	Gilead Sciences Inc.	2.800%	10/1/50	15,782	10,317
	Gilead Sciences Inc.	5.550%	10/15/53	10,150	10,522
	Gilead Sciences Inc.	5.500%	11/15/54	2,200	2,260
	Gilead Sciences Inc.	5.600%	11/15/64	5,050	5,187
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	18,829	21,076
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,850	2,526
[2]	Hackensack Meridian Health Inc.	2.675%	9/1/41	3,520	2,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hackensack Meridian Health Inc.	4.211%	7/1/48	2,082	1,814
[2]	Hackensack Meridian Health Inc.	2.875%	9/1/50	3,290	2,222
	Hackensack Meridian Health Inc.	4.500%	7/1/57	1,387	1,231
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	1,409	1,048
	HCA Inc.	5.125%	6/15/39	8,910	8,469
	HCA Inc.	4.375%	3/15/42	2,897	2,463
	HCA Inc.	5.500%	6/15/47	9,427	9,042
	HCA Inc.	5.250%	6/15/49	13,667	12,549
	HCA Inc.	3.500%	7/15/51	11,944	8,231
	HCA Inc.	4.625%	3/15/52	14,344	11,909
	HCA Inc.	5.900%	6/1/53	7,805	7,817
	HCA Inc.	6.000%	4/1/54	11,285	11,457
	HCA Inc.	5.950%	9/15/54	7,766	7,829
	HCA Inc.	6.100%	4/1/64	5,273	5,330
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	2,399	1,920
	Humana Inc.	4.625%	12/1/42	2,847	2,479
	Humana Inc.	4.950%	10/1/44	5,398	4,845
	Humana Inc.	4.800%	3/15/47	2,771	2,413
	Humana Inc.	3.950%	8/15/49	4,979	3,829
	Humana Inc.	5.500%	3/15/53	5,142	4,934
	Humana Inc.	5.750%	4/15/54	6,252	6,227
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	2,327	1,952
[2]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	1,395	941
	Inova Health System Foundation	4.068%	5/15/52	2,064	1,755
[2]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,735	1,327
[2]	Iowa Health System	3.665%	2/15/50	1,669	1,300
	Johns Hopkins Health System Corp.	3.837%	5/15/46	4,950	4,141
	Johnson & Johnson	3.550%	3/1/36	5,300	4,773
	Johnson & Johnson	3.625%	3/3/37	9,924	8,875
	Johnson & Johnson	5.950%	8/15/37	1,908	2,122
	Johnson & Johnson	3.400%	1/15/38	10,080	8,696
	Johnson & Johnson	5.850%	7/15/38	2,637	2,912
	Johnson & Johnson	2.100%	9/1/40	6,745	4,717
	Johnson & Johnson	4.500%	9/1/40	9,332	9,168
	Johnson & Johnson	4.850%	5/15/41	2,780	2,795
	Johnson & Johnson	4.500%	12/5/43	8,569	8,370
	Johnson & Johnson	3.700%	3/1/46	12,538	10,443
	Johnson & Johnson	3.750%	3/3/47	6,253	5,211
	Johnson & Johnson	3.500%	1/15/48	4,081	3,254
	Johnson & Johnson	2.250%	9/1/50	3,657	2,260
	Johnson & Johnson	5.250%	6/1/54	10,335	10,743
	Johnson & Johnson	2.450%	9/1/60	7,042	4,160
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	10,780	8,010
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,520	1,482
	Kaiser Foundation Hospitals	4.150%	5/1/47	15,558	13,463
[2]	Kaiser Foundation Hospitals	3.266%	11/1/49	8,637	6,352
[2]	Kaiser Foundation Hospitals	3.002%	6/1/51	12,282	8,572
	Koninklijke Philips NV	6.875%	3/11/38	4,740	5,292
	Koninklijke Philips NV	5.000%	3/15/42	3,158	2,970
	Laboratory Corp. of America Holdings	4.700%	2/1/45	7,399	6,685
[2]	Mass General Brigham Inc.	3.765%	7/1/48	2,498	2,034
[2]	Mass General Brigham Inc.	3.192%	7/1/49	3,150	2,289
[2]	Mass General Brigham Inc.	4.117%	7/1/55	1,213	1,013
[2]	Mass General Brigham Inc.	3.342%	7/1/60	2,763	1,944
[2]	Mayo Clinic	4.000%	11/15/47	3,713	3,140
[2]	Mayo Clinic	4.128%	11/15/52	1,428	1,239
[2]	Mayo Clinic	3.196%	11/15/61	3,385	2,291
[2]	McLaren Health Care Corp.	4.386%	5/15/48	1,492	1,332
[2]	MedStar Health Inc.	3.626%	8/15/49	1,937	1,455
	Medtronic Inc.	4.375%	3/15/35	14,204	13,708
	Medtronic Inc.	4.625%	3/15/45	12,052	11,169
	Memorial Health Services	3.447%	11/1/49	2,007	1,526
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	2,100	2,068
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	3,514	2,458
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,650	2,283
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	3,662	3,140
	Merck & Co. Inc.	3.900%	3/7/39	7,184	6,353
	Merck & Co. Inc.	2.350%	6/24/40	8,992	6,349
	Merck & Co. Inc.	3.600%	9/15/42	5,084	4,136
	Merck & Co. Inc.	4.150%	5/18/43	9,267	8,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	4.900%	5/17/44	8,325	8,067
	Merck & Co. Inc.	3.700%	2/10/45	11,301	9,165
	Merck & Co. Inc.	4.000%	3/7/49	14,278	11,864
	Merck & Co. Inc.	2.450%	6/24/50	7,902	4,865
	Merck & Co. Inc.	2.750%	12/10/51	12,387	7,998
	Merck & Co. Inc.	5.000%	5/17/53	8,637	8,336
	Merck & Co. Inc.	2.900%	12/10/61	12,390	7,651
	Merck & Co. Inc.	5.150%	5/17/63	7,548	7,338
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	1,554	1,663
[2]	Methodist Hospital	2.705%	12/1/50	4,824	3,191
[2]	Montefiore Obligated Group	5.246%	11/1/48	1,435	1,214
	Montefiore Obligated Group	4.287%	9/1/50	151	114
[2]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	2,400	1,871
[2]	Mount Sinai Hospital	3.981%	7/1/48	1,471	1,079
[2]	Mount Sinai Hospital	3.737%	7/1/49	2,813	1,906
[2]	Mount Sinai Hospital	3.391%	7/1/50	1,780	1,096
	MultiCare Health System	2.803%	8/15/50	2,350	1,465
	Mylan Inc.	5.400%	11/29/43	2,007	1,856
	Mylan Inc.	5.200%	4/15/48	3,204	2,770
[2]	MyMichigan Health	3.409%	6/1/50	1,370	1,022
	Nationwide Children's Hospital Inc.	4.556%	11/1/52	607	565
	New York & Presbyterian Hospital	2.256%	8/1/40	1,847	1,293
	New York & Presbyterian Hospital	4.024%	8/1/45	6,344	5,469
	New York & Presbyterian Hospital	4.063%	8/1/56	2,445	2,057
	New York & Presbyterian Hospital	2.606%	8/1/60	2,700	1,612
[2]	New York & Presbyterian Hospital	3.954%	8/1/19	2,065	1,529
	Northwell Healthcare Inc.	3.979%	11/1/46	1,887	1,523
	Northwell Healthcare Inc.	4.260%	11/1/47	5,083	4,301
	Northwell Healthcare Inc.	3.809%	11/1/49	2,964	2,317
[2]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	2,629	1,695
	Novant Health Inc.	2.637%	11/1/36	1,758	1,403
	Novant Health Inc.	3.168%	11/1/51	4,716	3,320
	Novant Health Inc.	3.318%	11/1/61	1,347	917
	Novartis Capital Corp.	3.700%	9/21/42	1,965	1,659
	Novartis Capital Corp.	4.400%	5/6/44	11,878	10,931
	Novartis Capital Corp.	4.000%	11/20/45	10,753	9,274
	Novartis Capital Corp.	2.750%	8/14/50	7,634	5,165
	Novartis Capital Corp.	4.700%	9/18/54	2,690	2,525
[2]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,482	961
[2]	NYU Langone Hospitals	5.750%	7/1/43	3,040	3,245
	NYU Langone Hospitals	4.784%	7/1/44	1,779	1,697
[2]	NYU Langone Hospitals	4.368%	7/1/47	3,055	2,722
[2]	NYU Langone Hospitals	3.380%	7/1/55	3,547	2,544
	OhioHealth Corp.	2.834%	11/15/41	2,136	1,577
[2]	OhioHealth Corp.	3.042%	11/15/50	3,375	2,388
	Orlando Health Obligated Group	4.089%	10/1/48	1,002	858
	Orlando Health Obligated Group	3.327%	10/1/50	1,972	1,465
[2]	PeaceHealth Obligated Group	4.787%	11/15/48	1,913	1,735
[2]	PeaceHealth Obligated Group	3.218%	11/15/50	2,515	1,714
	Pfizer Inc.	4.000%	12/15/36	7,507	6,888
	Pfizer Inc.	4.100%	9/15/38	5,090	4,622
	Pfizer Inc.	3.900%	3/15/39	4,396	3,853
	Pfizer Inc.	7.200%	3/15/39	16,263	19,632
	Pfizer Inc.	2.550%	5/28/40	7,650	5,536
	Pfizer Inc.	4.300%	6/15/43	6,925	6,160
	Pfizer Inc.	4.400%	5/15/44	6,391	5,764
	Pfizer Inc.	4.125%	12/15/46	6,918	5,851
	Pfizer Inc.	4.200%	9/15/48	11,045	9,403
	Pfizer Inc.	4.000%	3/15/49	12,219	10,126
	Pfizer Inc.	2.700%	5/28/50	14,380	9,397
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	19,075	18,717
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	42,546	42,049
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	23,947	23,281
[2]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,620	1,168
	Piedmont Healthcare Inc.	2.864%	1/1/52	3,043	2,023
	Presbyterian Healthcare Services	4.875%	8/1/52	2,200	2,124
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	2,366	1,838
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,119	893
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	5,006	3,093
	Queen's Health Systems	4.810%	7/1/52	1,490	1,424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	5.000%	12/15/34	4,702	4,665
	Quest Diagnostics Inc.	4.700%	3/30/45	1,848	1,683
[2]	Rady Children's Hospital-San Diego	3.154%	8/15/51	1,120	804
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	5,178	3,250
	Revvity Inc.	3.625%	3/15/51	2,530	1,830
	Royalty Pharma plc	3.300%	9/2/40	6,415	4,819
	Royalty Pharma plc	3.550%	9/2/50	6,702	4,726
	Royalty Pharma plc	3.350%	9/2/51	4,459	2,977
	Royalty Pharma plc	5.900%	9/2/54	1,795	1,809
[2]	Seattle Children's Hospital	2.719%	10/1/50	1,309	868
[2]	Sentara Health	2.927%	11/1/51	1,247	850
[2]	Sharp HealthCare	2.680%	8/1/50	1,038	668
[3]	Solventum Corp.	5.900%	4/30/54	6,782	6,950
[3]	Solventum Corp.	6.000%	5/15/64	3,170	3,240
[2]	Stanford Health Care	3.795%	11/15/48	3,440	2,840
	Stanford Health Care	3.027%	8/15/51	2,131	1,495
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	3,326	2,484
	Stryker Corp.	4.100%	4/1/43	2,094	1,796
	Stryker Corp.	4.375%	5/15/44	2,438	2,149
	Stryker Corp.	4.625%	3/15/46	6,883	6,267
	Stryker Corp.	2.900%	6/15/50	5,805	3,999
	Summa Health	3.511%	11/15/51	770	581
[2]	Sutter Health	3.161%	8/15/40	1,783	1,401
[2]	Sutter Health	4.091%	8/15/48	2,599	2,219
[2]	Sutter Health	3.361%	8/15/50	3,996	2,991
	Sutter Health	5.547%	8/15/53	2,470	2,651
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	9,190	6,952
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	5,720	5,864
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	17,281	11,913
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	6,307	4,256
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/64	5,950	6,102
	Texas Health Resources	2.328%	11/15/50	1,347	810
[2]	Texas Health Resources	4.330%	11/15/55	1,061	944
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	10,726	7,900
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	3,493	3,583
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	2,798	2,798
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	5,198	4,446
	Toledo Hospital	5.750%	11/15/38	1,350	1,359
[2]	Trinity Health Corp.	2.632%	12/1/40	3,948	2,872
	Trinity Health Corp.	4.125%	12/1/45	1,475	1,266
[2]	Trinity Health Corp.	3.434%	12/1/48	404	317
	UMass Memorial Health Care Obligated Group	5.363%	7/1/52	1,711	1,649
	UnitedHealth Group Inc.	4.625%	7/15/35	4,496	4,403
	UnitedHealth Group Inc.	5.800%	3/15/36	3,847	4,109
	UnitedHealth Group Inc.	6.500%	6/15/37	2,722	3,075
	UnitedHealth Group Inc.	6.625%	11/15/37	6,786	7,762
	UnitedHealth Group Inc.	6.875%	2/15/38	8,164	9,585
	UnitedHealth Group Inc.	3.500%	8/15/39	8,745	7,279
	UnitedHealth Group Inc.	2.750%	5/15/40	6,590	4,879
	UnitedHealth Group Inc.	5.700%	10/15/40	1,796	1,885
	UnitedHealth Group Inc.	5.950%	2/15/41	2,133	2,282
	UnitedHealth Group Inc.	3.050%	5/15/41	7,809	5,947
	UnitedHealth Group Inc.	4.625%	11/15/41	8,208	7,631
	UnitedHealth Group Inc.	4.375%	3/15/42	6,381	5,741
	UnitedHealth Group Inc.	3.950%	10/15/42	3,875	3,289
	UnitedHealth Group Inc.	4.250%	3/15/43	5,010	4,463
	UnitedHealth Group Inc.	5.500%	7/15/44	10,055	10,312
	UnitedHealth Group Inc.	4.750%	7/15/45	15,570	14,563
	UnitedHealth Group Inc.	4.200%	1/15/47	4,397	3,747
	UnitedHealth Group Inc.	4.250%	4/15/47	4,947	4,246
	UnitedHealth Group Inc.	3.750%	10/15/47	7,594	6,013
	UnitedHealth Group Inc.	4.250%	6/15/48	6,680	5,699
	UnitedHealth Group Inc.	4.450%	12/15/48	5,989	5,268
	UnitedHealth Group Inc.	3.700%	8/15/49	7,116	5,530
	UnitedHealth Group Inc.	2.900%	5/15/50	9,212	6,137
	UnitedHealth Group Inc.	3.250%	5/15/51	11,106	7,870
	UnitedHealth Group Inc.	4.750%	5/15/52	12,195	11,178
	UnitedHealth Group Inc.	5.875%	2/15/53	11,634	12,441
	UnitedHealth Group Inc.	5.050%	4/15/53	16,468	15,753
	UnitedHealth Group Inc.	5.375%	4/15/54	13,120	13,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.625%	7/15/54	21,588	22,424
	UnitedHealth Group Inc.	3.875%	8/15/59	7,753	5,923
	UnitedHealth Group Inc.	3.125%	5/15/60	5,304	3,423
	UnitedHealth Group Inc.	4.950%	5/15/62	5,497	5,099
	UnitedHealth Group Inc.	6.050%	2/15/63	10,668	11,637
	UnitedHealth Group Inc.	5.200%	4/15/63	9,872	9,517
	UnitedHealth Group Inc.	5.500%	4/15/64	6,270	6,314
	UnitedHealth Group Inc.	5.750%	7/15/64	15,495	16,213
	UPMC	5.377%	5/15/43	2,145	2,182
	Utah Acquisition Sub Inc.	5.250%	6/15/46	3,472	3,052
	Viatris Inc.	3.850%	6/22/40	5,855	4,560
	Viatris Inc.	4.000%	6/22/50	12,961	9,322
[2]	WakeMed	3.286%	10/1/52	1,947	1,410
[2]	West Virginia United Health System Obligated Group	3.129%	6/1/50	2,272	1,541
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	2,381	2,089
[2]	Willis-Knighton Medical Center	3.065%	3/1/51	2,620	1,764
	Wyeth LLC	6.000%	2/15/36	2,002	2,170
	Wyeth LLC	5.950%	4/1/37	15,166	16,326
[2]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	2,791	1,724
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,469	1,523
	Zoetis Inc.	4.700%	2/1/43	9,791	9,048
	Zoetis Inc.	3.950%	9/12/47	4,757	3,862
	Zoetis Inc.	4.450%	8/20/48	3,776	3,281
	Zoetis Inc.	3.000%	5/15/50	3,773	2,568
					2,624,656
Industrials (8.4%)
[2]	3M Co.	5.700%	3/15/37	2,562	2,718
[2]	3M Co.	3.875%	6/15/44	2,781	2,305
[2]	3M Co.	3.125%	9/19/46	2,694	1,949
[2]	3M Co.	3.625%	10/15/47	3,684	2,843
[2]	3M Co.	4.000%	9/14/48	6,668	5,640
	3M Co.	3.250%	8/26/49	6,978	5,053
	3M Co.	3.700%	4/15/50	5,690	4,399
	ABB Finance USA Inc.	4.375%	5/8/42	4,312	3,978
	Amphenol Corp.	5.000%	1/15/35	3,575	3,577
	Amphenol Corp.	5.375%	11/15/54	3,950	3,975
	Boeing Co.	3.250%	2/1/35	7,164	5,815
	Boeing Co.	3.550%	3/1/38	4,008	3,117
	Boeing Co.	3.500%	3/1/39	1,380	1,047
	Boeing Co.	6.875%	3/15/39	5,798	6,219
	Boeing Co.	5.875%	2/15/40	2,413	2,371
	Boeing Co.	5.705%	5/1/40	16,363	15,895
	Boeing Co.	3.650%	3/1/47	354	247
	Boeing Co.	3.850%	11/1/48	3,242	2,309
	Boeing Co.	3.900%	5/1/49	7,860	5,640
	Boeing Co.	3.750%	2/1/50	6,586	4,655
	Boeing Co.	5.805%	5/1/50	33,927	32,461
[3]	Boeing Co.	6.858%	5/1/54	20,307	22,108
	Boeing Co.	3.825%	3/1/59	14	9
	Boeing Co.	3.950%	8/1/59	8,411	5,708
	Boeing Co.	5.930%	5/1/60	26,067	24,703
[3]	Boeing Co.	7.008%	5/1/64	11,799	12,873
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,717	1,904
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	5,281	5,841
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	9,746	10,358
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	8,322	8,192
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	5,876	5,995
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,045	3,938
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	4,868	4,415
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	6,417	5,839
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	4,002	4,007
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	5,973	5,727
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,060	5,524
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	7,795	6,730
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	2,523	2,339
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	6,625	5,448
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	5,233	4,467
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	6,150	5,171
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	3,076	2,616

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Burlington Northern Santa Fe LLC	3.550%	2/15/50	5,991	4,601
Burlington Northern Santa Fe LLC	3.050%	2/15/51	5,031	3,484
Burlington Northern Santa Fe LLC	3.300%	9/15/51	4,996	3,631
Burlington Northern Santa Fe LLC	2.875%	6/15/52	3,979	2,633
Burlington Northern Santa Fe LLC	4.450%	1/15/53	6,796	6,032
Burlington Northern Santa Fe LLC	5.200%	4/15/54	7,016	7,002
Burlington Northern Santa Fe LLC	5.500%	3/15/55	11,285	11,736
Canadian National Railway Co.	6.200%	6/1/36	2,200	2,436
Canadian National Railway Co.	3.200%	8/2/46	3,858	2,867
Canadian National Railway Co.	3.650%	2/3/48	4,448	3,549
Canadian National Railway Co.	4.450%	1/20/49	4,444	4,002
Canadian National Railway Co.	2.450%	5/1/50	1,986	1,234
Canadian National Railway Co.	4.400%	8/5/52	4,598	4,098
Canadian Pacific Railway Co.	4.800%	9/15/35	3,013	2,978
Canadian Pacific Railway Co.	5.950%	5/15/37	4,213	4,499
Canadian Pacific Railway Co.	3.000%	12/2/41	3,362	2,556
Canadian Pacific Railway Co.	4.300%	5/15/43	4,334	3,818
Canadian Pacific Railway Co.	4.800%	8/1/45	3,941	3,673
Canadian Pacific Railway Co.	4.950%	8/15/45	1,758	1,679
Canadian Pacific Railway Co.	4.700%	5/1/48	1,638	1,502
Canadian Pacific Railway Co.	3.500%	5/1/50	3,772	2,838
Canadian Pacific Railway Co.	3.100%	12/2/51	11,569	8,017
Canadian Pacific Railway Co.	4.200%	11/15/69	6,127	4,825
Canadian Pacific Railway Co.	6.125%	9/15/15	4,919	5,286
Carrier Global Corp.	3.377%	4/5/40	8,615	6,926
Carrier Global Corp.	3.577%	4/5/50	8,663	6,613
Carrier Global Corp.	6.200%	3/15/54	6,502	7,282
Caterpillar Inc.	5.300%	9/15/35	2,185	2,287
Caterpillar Inc.	6.050%	8/15/36	3,160	3,518
Caterpillar Inc.	5.200%	5/27/41	5,224	5,315
Caterpillar Inc.	3.803%	8/15/42	9,867	8,350
Caterpillar Inc.	4.300%	5/15/44	4,061	3,651
Caterpillar Inc.	3.250%	9/19/49	7,062	5,202
Caterpillar Inc.	3.250%	4/9/50	8,295	6,082
Caterpillar Inc.	4.750%	5/15/64	2,929	2,712
CSX Corp.	6.000%	10/1/36	1,427	1,549
CSX Corp.	6.150%	5/1/37	9,346	10,263
CSX Corp.	6.220%	4/30/40	3,506	3,887
CSX Corp.	5.500%	4/15/41	2,976	3,064
CSX Corp.	4.750%	5/30/42	5,899	5,558
CSX Corp.	4.400%	3/1/43	2,438	2,210
CSX Corp.	4.100%	3/15/44	4,819	4,142
CSX Corp.	3.800%	11/1/46	5,364	4,329
CSX Corp.	4.300%	3/1/48	5,668	4,909
CSX Corp.	4.750%	11/15/48	4,011	3,712
CSX Corp.	4.500%	3/15/49	3,572	3,192
CSX Corp.	3.350%	9/15/49	3,566	2,632
CSX Corp.	3.800%	4/15/50	1,984	1,583
CSX Corp.	3.950%	5/1/50	4,552	3,715
CSX Corp.	2.500%	5/15/51	3,792	2,328
CSX Corp.	4.500%	11/15/52	5,521	4,934
CSX Corp.	4.500%	8/1/54	2,489	2,209
CSX Corp.	4.900%	3/15/55	4,290	4,048
CSX Corp.	4.250%	11/1/66	3,803	3,089
CSX Corp.	4.650%	3/1/68	3,316	2,885
Cummins Inc.	4.875%	10/1/43	3,459	3,313
Cummins Inc.	2.600%	9/1/50	3,635	2,309
Cummins Inc.	5.450%	2/20/54	6,609	6,794
Deere & Co.	3.900%	6/9/42	8,417	7,287
Deere & Co.	2.875%	9/7/49	3,324	2,310
Deere & Co.	3.750%	4/15/50	6,570	5,374
Dover Corp.	5.375%	10/15/35	2,205	2,289
Dover Corp.	5.375%	3/1/41	2,644	2,675
Eaton Corp.	4.150%	11/2/42	6,918	6,122
Eaton Corp.	4.700%	8/23/52	4,772	4,454
Emerson Electric Co.	5.250%	11/15/39	2,545	2,598
Emerson Electric Co.	2.750%	10/15/50	4,435	2,946
Emerson Electric Co.	2.800%	12/21/51	5,827	3,834
FedEx Corp.	3.900%	2/1/35	3,390	3,078
FedEx Corp.	3.250%	5/15/41	5,014	3,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	3.875%	8/1/42	3,740	3,028
	FedEx Corp.	4.100%	4/15/43	3,417	2,851
	FedEx Corp.	5.100%	1/15/44	3,862	3,669
	FedEx Corp.	4.100%	2/1/45	3,335	2,736
	FedEx Corp.	4.750%	11/15/45	8,501	7,599
	FedEx Corp.	4.550%	4/1/46	8,776	7,617
	FedEx Corp.	4.400%	1/15/47	4,996	4,231
	FedEx Corp.	4.050%	2/15/48	6,905	5,557
	FedEx Corp.	4.950%	10/17/48	6,429	5,880
	FedEx Corp.	5.250%	5/15/50	8,701	8,372
	Fortive Corp.	4.300%	6/15/46	3,801	3,218
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	10,320	9,855
	General Dynamics Corp.	4.250%	4/1/40	3,719	3,382
	General Dynamics Corp.	2.850%	6/1/41	3,545	2,647
	General Dynamics Corp.	3.600%	11/15/42	2,412	2,005
	General Dynamics Corp.	4.250%	4/1/50	5,134	4,457
[2]	General Electric Co.	5.875%	1/14/38	5,249	5,582
[2]	General Electric Co.	6.875%	1/10/39	5,765	6,748
	General Electric Co.	4.500%	3/11/44	4,128	3,758
	Honeywell International Inc.	5.000%	3/1/35	14,510	14,649
	Honeywell International Inc.	5.700%	3/15/36	2,765	2,967
	Honeywell International Inc.	5.700%	3/15/37	4,063	4,339
	Honeywell International Inc.	5.375%	3/1/41	2,286	2,370
	Honeywell International Inc.	3.812%	11/21/47	3,110	2,522
	Honeywell International Inc.	2.800%	6/1/50	1,501	1,015
	Honeywell International Inc.	5.250%	3/1/54	11,376	11,328
	Honeywell International Inc.	5.350%	3/1/64	4,435	4,464
	Howmet Aerospace Inc.	5.950%	2/1/37	4,365	4,670
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	7,650	7,808
	Illinois Tool Works Inc.	4.875%	9/15/41	4,378	4,259
	Illinois Tool Works Inc.	3.900%	9/1/42	7,549	6,456
	Ingersoll Rand Inc.	5.700%	6/15/54	4,200	4,363
[2]	Johnson Controls International plc	6.000%	1/15/36	2,430	2,613
[2]	Johnson Controls International plc	4.625%	7/2/44	3,595	3,234
	Johnson Controls International plc	4.500%	2/15/47	3,737	3,275
[2]	Johnson Controls International plc	4.950%	7/2/64	2,099	1,894
	L3Harris Technologies Inc.	4.854%	4/27/35	2,001	1,951
	L3Harris Technologies Inc.	6.150%	12/15/40	2,434	2,630
	L3Harris Technologies Inc.	5.054%	4/27/45	1,615	1,553
	L3Harris Technologies Inc.	5.600%	7/31/53	6,147	6,295
	L3Harris Technologies Inc.	5.500%	8/15/54	3,210	3,254
	Lockheed Martin Corp.	3.600%	3/1/35	3,198	2,882
	Lockheed Martin Corp.	4.500%	5/15/36	4,819	4,656
[2]	Lockheed Martin Corp.	6.150%	9/1/36	3,789	4,198
	Lockheed Martin Corp.	5.720%	6/1/40	948	1,006
	Lockheed Martin Corp.	4.070%	12/15/42	10,485	9,149
	Lockheed Martin Corp.	3.800%	3/1/45	9,567	7,912
	Lockheed Martin Corp.	4.700%	5/15/46	5,829	5,442
	Lockheed Martin Corp.	2.800%	6/15/50	4,407	2,922
	Lockheed Martin Corp.	4.090%	9/15/52	9,251	7,735
	Lockheed Martin Corp.	4.150%	6/15/53	8,124	6,831
	Lockheed Martin Corp.	5.700%	11/15/54	8,233	8,818
	Lockheed Martin Corp.	5.200%	2/15/55	4,759	4,744
	Lockheed Martin Corp.	4.300%	6/15/62	4,107	3,455
	Lockheed Martin Corp.	5.900%	11/15/63	5,817	6,389
	Lockheed Martin Corp.	5.200%	2/15/64	4,122	4,052
[2]	Nature Conservancy	3.957%	3/1/52	1,275	1,073
	Norfolk Southern Corp.	4.837%	10/1/41	5,959	5,658
	Norfolk Southern Corp.	3.950%	10/1/42	5,132	4,330
	Norfolk Southern Corp.	4.450%	6/15/45	1,929	1,714
	Norfolk Southern Corp.	4.650%	1/15/46	3,438	3,129
	Norfolk Southern Corp.	3.942%	11/1/47	6,117	4,970
	Norfolk Southern Corp.	4.150%	2/28/48	4,866	4,096
	Norfolk Southern Corp.	4.100%	5/15/49	3,983	3,291
	Norfolk Southern Corp.	3.400%	11/1/49	3,509	2,568
	Norfolk Southern Corp.	3.050%	5/15/50	8,319	5,688
	Norfolk Southern Corp.	2.900%	8/25/51	300	196
	Norfolk Southern Corp.	4.050%	8/15/52	4,685	3,808
	Norfolk Southern Corp.	3.700%	3/15/53	1,815	1,380
	Norfolk Southern Corp.	4.550%	6/1/53	7,961	7,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	5.350%	8/1/54	7,488	7,499
	Norfolk Southern Corp.	3.155%	5/15/55	6,152	4,131
	Norfolk Southern Corp.	5.950%	3/15/64	7,134	7,704
	Norfolk Southern Corp.	5.100%	8/1/18	790	717
	Norfolk Southern Corp.	4.100%	5/15/21	3,635	2,691
	Northrop Grumman Corp.	5.150%	5/1/40	3,335	3,308
	Northrop Grumman Corp.	5.050%	11/15/40	822	804
	Northrop Grumman Corp.	4.750%	6/1/43	8,833	8,258
	Northrop Grumman Corp.	3.850%	4/15/45	5,927	4,851
	Northrop Grumman Corp.	4.030%	10/15/47	15,626	12,952
	Northrop Grumman Corp.	5.250%	5/1/50	5,486	5,406
	Northrop Grumman Corp.	4.950%	3/15/53	6,234	5,893
	Northrop Grumman Corp.	5.200%	6/1/54	7,172	7,045
	Otis Worldwide Corp.	3.112%	2/15/40	4,121	3,233
	Otis Worldwide Corp.	3.362%	2/15/50	5,743	4,227
[2]	Parker-Hannifin Corp.	6.250%	5/15/38	3,096	3,402
[2]	Parker-Hannifin Corp.	4.450%	11/21/44	10,360	9,290
	Parker-Hannifin Corp.	4.100%	3/1/47	3,703	3,126
	Parker-Hannifin Corp.	4.000%	6/14/49	4,456	3,709
	Precision Castparts Corp.	3.900%	1/15/43	3,569	3,009
	Precision Castparts Corp.	4.375%	6/15/45	2,387	2,135
	Republic Services Inc.	6.200%	3/1/40	2,296	2,531
	Republic Services Inc.	5.700%	5/15/41	3,050	3,174
	Republic Services Inc.	3.050%	3/1/50	1,538	1,085
	Rockwell Automation Inc.	4.200%	3/1/49	3,331	2,897
	Rockwell Automation Inc.	2.800%	8/15/61	3,170	1,908
	RTX Corp.	5.400%	5/1/35	2,843	2,933
	RTX Corp.	6.050%	6/1/36	1,272	1,378
	RTX Corp.	6.125%	7/15/38	3,382	3,677
	RTX Corp.	4.450%	11/16/38	7,436	6,868
	RTX Corp.	5.700%	4/15/40	1,209	1,270
	RTX Corp.	4.875%	10/15/40	5,184	4,953
	RTX Corp.	4.700%	12/15/41	142	132
	RTX Corp.	4.500%	6/1/42	26,759	24,247
	RTX Corp.	4.800%	12/15/43	3,240	3,009
	RTX Corp.	4.150%	5/15/45	7,438	6,295
	RTX Corp.	3.750%	11/1/46	8,840	6,995
	RTX Corp.	4.350%	4/15/47	8,667	7,493
	RTX Corp.	4.050%	5/4/47	5,023	4,141
	RTX Corp.	4.625%	11/16/48	9,037	8,134
	RTX Corp.	3.125%	7/1/50	6,331	4,363
	RTX Corp.	2.820%	9/1/51	5,319	3,424
	RTX Corp.	3.030%	3/15/52	8,761	5,858
	RTX Corp.	5.375%	2/27/53	7,808	7,788
	RTX Corp.	6.400%	3/15/54	12,022	13,736
	Trane Technologies Financing Ltd.	4.650%	11/1/44	1,331	1,230
	Trane Technologies Financing Ltd.	4.500%	3/21/49	1,817	1,652
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	3,337	3,513
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,474	1,295
	Tyco Electronics Group SA	7.125%	10/1/37	1,864	2,187
	Union Pacific Corp.	2.891%	4/6/36	7,396	6,170
	Union Pacific Corp.	3.600%	9/15/37	7,425	6,427
[2]	Union Pacific Corp.	3.550%	8/15/39	3,159	2,668
	Union Pacific Corp.	3.200%	5/20/41	8,446	6,627
	Union Pacific Corp.	3.375%	2/14/42	2,934	2,339
	Union Pacific Corp.	4.050%	11/15/45	4,928	4,174
	Union Pacific Corp.	3.350%	8/15/46	1,636	1,234
	Union Pacific Corp.	4.000%	4/15/47	5,611	4,673
	Union Pacific Corp.	4.300%	3/1/49	162	141
	Union Pacific Corp.	3.250%	2/5/50	15,731	11,400
	Union Pacific Corp.	3.799%	10/1/51	8,866	7,030
	Union Pacific Corp.	2.950%	3/10/52	5,760	3,878
	Union Pacific Corp.	4.950%	9/9/52	2,124	2,061
	Union Pacific Corp.	3.500%	2/14/53	11,025	8,251
	Union Pacific Corp.	4.950%	5/15/53	2,572	2,482
	Union Pacific Corp.	3.875%	2/1/55	1,276	1,015
	Union Pacific Corp.	3.950%	8/15/59	3,292	2,584
	Union Pacific Corp.	3.839%	3/20/60	14,769	11,289
	Union Pacific Corp.	3.550%	5/20/61	4,459	3,201
	Union Pacific Corp.	2.973%	9/16/62	5,440	3,378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	5.150%	1/20/63	1,210	1,175
	Union Pacific Corp.	4.100%	9/15/67	4,382	3,455
	Union Pacific Corp.	3.750%	2/5/70	4,655	3,368
	Union Pacific Corp.	3.799%	4/6/71	6,411	4,691
	Union Pacific Corp.	3.850%	2/14/72	1,716	1,279
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	7,146	7,390
[2]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	1,130	1,178
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	9,340	9,562
	United Parcel Service Inc.	6.200%	1/15/38	9,772	10,850
	United Parcel Service Inc.	5.200%	4/1/40	3,091	3,111
	United Parcel Service Inc.	4.875%	11/15/40	3,391	3,308
	United Parcel Service Inc.	3.625%	10/1/42	1,852	1,512
	United Parcel Service Inc.	3.400%	11/15/46	2,830	2,167
	United Parcel Service Inc.	3.750%	11/15/47	6,690	5,332
	United Parcel Service Inc.	4.250%	3/15/49	5,363	4,602
	United Parcel Service Inc.	3.400%	9/1/49	3,538	2,641
	United Parcel Service Inc.	5.300%	4/1/50	8,598	8,671
	United Parcel Service Inc.	5.050%	3/3/53	7,025	6,792
	United Parcel Service Inc.	5.500%	5/22/54	6,060	6,268
	United Parcel Service Inc.	5.600%	5/22/64	4,250	4,409
	Valmont Industries Inc.	5.000%	10/1/44	3,286	3,090
	Valmont Industries Inc.	5.250%	10/1/54	1,333	1,250
	Waste Connections Inc.	3.050%	4/1/50	3,305	2,263
	Waste Connections Inc.	2.950%	1/15/52	5,972	3,979
	Waste Management Inc.	4.950%	3/15/35	13,050	13,102
	Waste Management Inc.	2.950%	6/1/41	3,228	2,453
	Waste Management Inc.	4.100%	3/1/45	3,380	2,919
	Waste Management Inc.	4.150%	7/15/49	2,855	2,450
	Waste Management Inc.	5.350%	10/15/54	5,250	5,339
	WW Grainger Inc.	4.600%	6/15/45	6,849	6,386
	WW Grainger Inc.	3.750%	5/15/46	2,330	1,901
	WW Grainger Inc.	4.200%	5/15/47	2,744	2,386
	Xylem Inc.	4.375%	11/1/46	2,572	2,215
					1,354,763
Materials (3.3%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	3,967	2,968
	Air Products and Chemicals Inc.	2.800%	5/15/50	7,688	5,164
	Albemarle Corp.	5.450%	12/1/44	2,585	2,412
	Albemarle Corp.	5.650%	6/1/52	3,133	2,876
	ArcelorMittal SA	7.000%	10/15/39	5,467	6,046
	ArcelorMittal SA	6.750%	3/1/41	3,560	3,819
	ArcelorMittal SA	6.350%	6/17/54	2,330	2,407
	Barrick Gold Corp.	6.450%	10/15/35	2,239	2,474
	Barrick Gold Corp.	5.250%	4/1/42	1,273	1,259
	Barrick North America Finance LLC	5.700%	5/30/41	5,852	6,022
	Barrick North America Finance LLC	5.750%	5/1/43	6,350	6,587
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	5,219	5,500
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,212	1,067
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	16,658	16,260
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	4,651	4,795
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	2,598	2,344
	CF Industries Inc.	4.950%	6/1/43	4,077	3,731
	CF Industries Inc.	5.375%	3/15/44	5,641	5,447
	Dow Chemical Co.	9.400%	5/15/39	3,801	5,178
	Dow Chemical Co.	5.250%	11/15/41	5,036	4,838
	Dow Chemical Co.	4.375%	11/15/42	8,876	7,625
	Dow Chemical Co.	4.625%	10/1/44	2,515	2,215
	Dow Chemical Co.	5.550%	11/30/48	7,350	7,240
	Dow Chemical Co.	4.800%	5/15/49	3,652	3,241
	Dow Chemical Co.	3.600%	11/15/50	6,470	4,714
	Dow Chemical Co.	6.900%	5/15/53	6,175	7,140
	Dow Chemical Co.	5.600%	2/15/54	5,225	5,223
	DuPont de Nemours Inc.	5.319%	11/15/38	8,721	9,079
	DuPont de Nemours Inc.	5.419%	11/15/48	13,209	13,942
	Eastman Chemical Co.	4.800%	9/1/42	3,043	2,758
	Eastman Chemical Co.	4.650%	10/15/44	8,053	7,132
	Ecolab Inc.	2.125%	8/15/50	3,912	2,225
	Ecolab Inc.	2.700%	12/15/51	6,282	4,028
	Ecolab Inc.	2.750%	8/18/55	2,806	1,758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FMC Corp.	4.500%	10/1/49	2,056	1,664
	FMC Corp.	6.375%	5/18/53	4,389	4,584
	Freeport-McMoRan Inc.	5.450%	3/15/43	11,382	11,054
	International Flavors & Fragrances Inc.	4.375%	6/1/47	2,969	2,418
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,365	4,824
	International Paper Co.	5.000%	9/15/35	2,794	2,804
	International Paper Co.	6.000%	11/15/41	7,351	7,867
	International Paper Co.	4.800%	6/15/44	5,156	4,758
	International Paper Co.	5.150%	5/15/46	3,439	3,276
	International Paper Co.	4.400%	8/15/47	3,641	3,141
	International Paper Co.	4.350%	8/15/48	5,500	4,679
	Lafarge SA	7.125%	7/15/36	3,299	3,747
	Linde Inc.	3.550%	11/7/42	2,528	2,093
	Linde Inc.	2.000%	8/10/50	4,454	2,498
	LYB International Finance BV	5.250%	7/15/43	4,622	4,372
	LYB International Finance BV	4.875%	3/15/44	6,838	6,154
	LYB International Finance III LLC	3.375%	10/1/40	5,173	3,959
	LYB International Finance III LLC	4.200%	10/15/49	6,612	5,248
	LYB International Finance III LLC	4.200%	5/1/50	8,749	6,933
	LYB International Finance III LLC	3.625%	4/1/51	6,165	4,407
	LYB International Finance III LLC	3.800%	10/1/60	2,977	2,104
	LyondellBasell Industries NV	4.625%	2/26/55	6,781	5,664
	Martin Marietta Materials Inc.	4.250%	12/15/47	3,418	2,905
	Martin Marietta Materials Inc.	3.200%	7/15/51	6,772	4,709
	Martin Marietta Materials Inc.	5.500%	12/1/54	7,600	7,653
	Mosaic Co.	4.875%	11/15/41	2,560	2,333
	Mosaic Co.	5.625%	11/15/43	3,799	3,741
[2]	Newmont Corp.	5.875%	4/1/35	3,979	4,213
	Newmont Corp.	6.250%	10/1/39	5,284	5,760
	Newmont Corp.	4.875%	3/15/42	11,600	11,015
	Newmont Corp.	5.450%	6/9/44	4,687	4,705
	Newmont Corp.	4.200%	5/13/50	3,740	3,174
	Nucor Corp.	6.400%	12/1/37	3,305	3,683
	Nucor Corp.	5.200%	8/1/43	4,506	4,485
	Nucor Corp.	3.850%	4/1/52	2,096	1,654
	Nucor Corp.	2.979%	12/15/55	4,393	2,821
	Nutrien Ltd.	4.125%	3/15/35	3,386	3,083
	Nutrien Ltd.	5.875%	12/1/36	6,080	6,398
	Nutrien Ltd.	5.625%	12/1/40	3,498	3,540
	Nutrien Ltd.	6.125%	1/15/41	1,398	1,492
	Nutrien Ltd.	4.900%	6/1/43	2,909	2,698
	Nutrien Ltd.	5.250%	1/15/45	1,452	1,399
	Nutrien Ltd.	5.000%	4/1/49	5,641	5,258
	Nutrien Ltd.	3.950%	5/13/50	4,735	3,752
	Nutrien Ltd.	5.800%	3/27/53	6,771	7,065
	Packaging Corp. of America	4.050%	12/15/49	2,235	1,812
	Packaging Corp. of America	3.050%	10/1/51	5,073	3,436
	Rio Tinto Alcan Inc.	5.750%	6/1/35	4,663	4,986
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	9,437	9,492
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	9,889	6,436
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,162	1,106
	Rio Tinto Finance USA plc	4.125%	8/21/42	4,905	4,285
	Rio Tinto Finance USA plc	5.125%	3/9/53	8,273	8,103
	RPM International Inc.	5.250%	6/1/45	1,285	1,248
	RPM International Inc.	4.250%	1/15/48	1,870	1,626
	Sherwin-Williams Co.	4.000%	12/15/42	2,237	1,859
	Sherwin-Williams Co.	4.550%	8/1/45	2,690	2,397
	Sherwin-Williams Co.	4.500%	6/1/47	8,869	7,832
	Sherwin-Williams Co.	3.800%	8/15/49	3,700	2,886
	Sherwin-Williams Co.	3.300%	5/15/50	3,341	2,355
	Sherwin-Williams Co.	2.900%	3/15/52	3,301	2,148
[3]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	6,780	7,016
[3]	Smurfit Westrock Financing DAC	5.418%	1/15/35	4,500	4,595
	Sonoco Products Co.	5.750%	11/1/40	3,245	3,317
	Southern Copper Corp.	7.500%	7/27/35	6,684	7,708
	Southern Copper Corp.	6.750%	4/16/40	7,551	8,252
	Southern Copper Corp.	5.250%	11/8/42	9,627	8,940
	Southern Copper Corp.	5.875%	4/23/45	10,832	10,797
	Steel Dynamics Inc.	3.250%	10/15/50	2,804	1,956
	Vale Overseas Ltd.	6.875%	11/21/36	6,171	6,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vale Overseas Ltd.	6.875%	11/10/39	7,199	7,873
	Vale Overseas Ltd.	6.400%	6/28/54	7,010	7,138
	Vale SA	5.625%	9/11/42	2,527	2,505
	Vulcan Materials Co.	4.500%	6/15/47	4,862	4,268
	Vulcan Materials Co.	4.700%	3/1/48	3,465	3,156
	Vulcan Materials Co.	5.700%	12/1/54	2,750	2,851
	Westlake Corp.	2.875%	8/15/41	3,530	2,471
	Westlake Corp.	5.000%	8/15/46	906	827
	Westlake Corp.	4.375%	11/15/47	5,632	4,655
	Westlake Corp.	3.125%	8/15/51	4,717	3,095
	Westlake Corp.	3.375%	8/15/61	3,530	2,237
					527,737
Real Estate (1.6%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	1,638	1,583
	Alexandria Real Estate Equities Inc.	5.250%	5/15/36	3,320	3,331
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,631	1,477
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	4,558	3,580
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	4,796	3,133
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	10,209	7,354
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	2,625	2,468
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	3,765	3,790
	American Homes 4 Rent LP	3.375%	7/15/51	1,765	1,225
	American Homes 4 Rent LP	4.300%	4/15/52	2,687	2,204
	American Tower Corp.	5.400%	1/31/35	4,710	4,781
	American Tower Corp.	3.700%	10/15/49	4,473	3,401
	American Tower Corp.	3.100%	6/15/50	5,873	3,999
	American Tower Corp.	2.950%	1/15/51	6,797	4,495
[2]	AvalonBay Communities Inc.	3.900%	10/15/46	1,735	1,421
[2]	AvalonBay Communities Inc.	4.150%	7/1/47	1,368	1,146
[2]	AvalonBay Communities Inc.	4.350%	4/15/48	1,315	1,148
	Boston Properties LP	5.750%	1/15/35	4,000	4,015
	Brixmor Operating Partnership LP	5.750%	2/15/35	2,295	2,375
	Camden Property Trust	3.350%	11/1/49	3,328	2,421
	Crown Castle Inc.	2.900%	4/1/41	7,485	5,470
	Crown Castle Inc.	4.750%	5/15/47	1,234	1,094
	Crown Castle Inc.	5.200%	2/15/49	3,465	3,259
	Crown Castle Inc.	4.000%	11/15/49	2,292	1,805
	Crown Castle Inc.	4.150%	7/1/50	3,260	2,642
	Crown Castle Inc.	3.250%	1/15/51	7,258	5,012
	Equinix Inc.	3.000%	7/15/50	4,012	2,663
	Equinix Inc.	2.950%	9/15/51	3,837	2,493
	Equinix Inc.	3.400%	2/15/52	3,053	2,180
	ERP Operating LP	4.500%	7/1/44	5,254	4,730
	ERP Operating LP	4.500%	6/1/45	2,759	2,450
	ERP Operating LP	4.000%	8/1/47	1,487	1,214
	Essex Portfolio LP	4.500%	3/15/48	2,472	2,135
	Essex Portfolio LP	2.650%	9/1/50	450	272
	Extra Space Storage LP	5.350%	1/15/35	3,005	3,026
	Federal Realty OP LP	4.500%	12/1/44	2,857	2,475
	GLP Capital LP	6.250%	9/15/54	3,810	3,957
	Healthpeak OP LLC	6.750%	2/1/41	2,576	2,895
	Host Hotels & Resorts LP	5.500%	4/15/35	5,195	5,212
	Invitation Homes Operating Partnership LP	4.875%	2/1/35	3,315	3,231
	Kilroy Realty LP	2.650%	11/15/33	866	680
	Kilroy Realty LP	6.250%	1/15/36	930	948
	Kimco Realty OP LLC	4.850%	3/1/35	8,119	7,938
	Kimco Realty OP LLC	4.250%	4/1/45	1,422	1,202
	Kimco Realty OP LLC	4.125%	12/1/46	743	612
	Kimco Realty OP LLC	4.450%	9/1/47	1,260	1,075
	Kimco Realty OP LLC	3.700%	10/1/49	2,387	1,832
	Mid-America Apartments LP	2.875%	9/15/51	3,135	2,067
	NNN REIT Inc.	5.500%	6/15/34	1,230	1,258
	NNN REIT Inc.	4.800%	10/15/48	1,226	1,088
	NNN REIT Inc.	3.100%	4/15/50	1,132	758
	NNN REIT Inc.	3.500%	4/15/51	1,213	868
	NNN REIT Inc.	3.000%	4/15/52	6,924	4,498
	Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/35	50	48
	Prologis LP	4.375%	9/15/48	2,522	2,204
	Prologis LP	3.050%	3/1/50	4,718	3,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	3.000%	4/15/50	6,455	4,393
	Prologis LP	2.125%	10/15/50	5,405	3,020
	Prologis LP	5.250%	6/15/53	7,808	7,727
	Prologis LP	5.250%	3/15/54	4,737	4,696
	Public Storage Operating Co.	5.350%	8/1/53	7,254	7,285
	Realty Income Corp.	4.650%	3/15/47	4,352	3,946
	Realty Income Corp.	5.375%	9/1/54	3,430	3,413
	Regency Centers LP	5.100%	1/15/35	2,745	2,741
	Regency Centers LP	4.400%	2/1/47	1,902	1,644
	Regency Centers LP	4.650%	3/15/49	2,363	2,098
	Safehold GL Holdings LLC	5.650%	1/15/35	2,645	2,652
	Simon Property Group LP	6.750%	2/1/40	3,902	4,450
	Simon Property Group LP	4.750%	3/15/42	3,046	2,827
	Simon Property Group LP	4.250%	10/1/44	535	460
	Simon Property Group LP	4.250%	11/30/46	4,311	3,674
	Simon Property Group LP	3.250%	9/13/49	12,134	8,624
	Simon Property Group LP	3.800%	7/15/50	6,966	5,398
	Simon Property Group LP	5.850%	3/8/53	2,849	3,008
	Simon Property Group LP	6.650%	1/15/54	4,338	5,071
	Ventas Realty LP	5.000%	1/15/35	4,000	3,918
	Ventas Realty LP	5.700%	9/30/43	3,879	3,907
	Ventas Realty LP	4.375%	2/1/45	1,942	1,653
	VICI Properties LP	5.625%	5/15/52	6,058	5,864
	VICI Properties LP	6.125%	4/1/54	3,271	3,392
	Welltower OP LLC	6.500%	3/15/41	2,517	2,810
	Welltower OP LLC	4.950%	9/1/48	3,390	3,198
	Weyerhaeuser Co.	4.000%	3/9/52	3,065	2,433
					252,175
Technology (8.5%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	3,354	2,945
	Analog Devices Inc.	2.800%	10/1/41	3,857	2,837
	Analog Devices Inc.	5.300%	12/15/45	1,434	1,438
	Analog Devices Inc.	2.950%	10/1/51	7,945	5,383
	Analog Devices Inc.	5.300%	4/1/54	3,655	3,689
	Apple Inc.	4.500%	2/23/36	6,880	6,894
	Apple Inc.	2.375%	2/8/41	9,854	7,119
	Apple Inc.	3.850%	5/4/43	20,359	17,667
	Apple Inc.	4.450%	5/6/44	7,391	7,056
	Apple Inc.	3.450%	2/9/45	16,362	13,180
	Apple Inc.	4.375%	5/13/45	13,159	12,169
	Apple Inc.	4.650%	2/23/46	23,811	22,752
	Apple Inc.	3.850%	8/4/46	14,358	12,141
	Apple Inc.	4.250%	2/9/47	10,465	9,444
	Apple Inc.	3.750%	9/12/47	7,209	5,955
	Apple Inc.	3.750%	11/13/47	6,873	5,697
	Apple Inc.	2.950%	9/11/49	12,021	8,492
	Apple Inc.	2.650%	5/11/50	18,890	12,467
	Apple Inc.	2.400%	8/20/50	10,175	6,366
	Apple Inc.	2.650%	2/8/51	18,533	12,129
	Apple Inc.	2.700%	8/5/51	13,530	8,940
	Apple Inc.	3.950%	8/8/52	13,317	11,205
	Apple Inc.	4.850%	5/10/53	2,120	2,113
	Apple Inc.	2.550%	8/20/60	10,377	6,476
	Apple Inc.	2.800%	2/8/61	12,652	8,026
	Apple Inc.	2.850%	8/5/61	11,674	7,510
	Apple Inc.	4.100%	8/8/62	7,921	6,669
	Applied Materials Inc.	5.100%	10/1/35	3,555	3,646
	Applied Materials Inc.	5.850%	6/15/41	2,331	2,513
	Applied Materials Inc.	4.350%	4/1/47	6,823	6,074
	Applied Materials Inc.	2.750%	6/1/50	5,272	3,496
[3]	Broadcom Inc.	3.137%	11/15/35	22,476	18,711
[3]	Broadcom Inc.	3.187%	11/15/36	15,658	12,884
[3]	Broadcom Inc.	4.926%	5/15/37	18,264	17,750
[3]	Broadcom Inc.	3.500%	2/15/41	17,649	14,137
[3]	Broadcom Inc.	3.750%	2/15/51	15,761	12,115
	Cisco Systems Inc.	5.900%	2/15/39	15,168	16,535
	Cisco Systems Inc.	5.500%	1/15/40	13,327	13,937
	Cisco Systems Inc.	5.300%	2/26/54	14,103	14,497
	Cisco Systems Inc.	5.350%	2/26/64	7,625	7,786

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corning Inc.	4.700%	3/15/37	2,055	1,957
Corning Inc.	5.750%	8/15/40	1,786	1,850
Corning Inc.	4.750%	3/15/42	3,700	3,426
Corning Inc.	5.350%	11/15/48	3,745	3,675
Corning Inc.	3.900%	11/15/49	1,584	1,260
Corning Inc.	4.375%	11/15/57	5,131	4,228
Corning Inc.	5.850%	11/15/68	2,152	2,195
Corning Inc.	5.450%	11/15/79	7,572	7,283
Dell Inc.	6.500%	4/15/38	1,286	1,391
Dell International LLC	4.850%	2/1/35	5,500	5,356
Dell International LLC	8.100%	7/15/36	7,666	9,321
Dell International LLC	3.375%	12/15/41	8,058	6,183
Dell International LLC	8.350%	7/15/46	3,944	5,240
Dell International LLC	3.450%	12/15/51	6,639	4,768
Fidelity National Information Services Inc.	3.100%	3/1/41	2,494	1,892
Fidelity National Information Services Inc.	4.500%	8/15/46	2,138	1,835
Fiserv Inc.	4.400%	7/1/49	15,344	13,293
Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,308	1,407
Hewlett Packard Enterprise Co.	6.350%	10/15/45	7,567	8,143
Hewlett Packard Enterprise Co.	5.600%	10/15/54	14,775	14,658
HP Inc.	6.000%	9/15/41	7,608	7,986
IBM International Capital Pte. Ltd.	5.250%	2/5/44	12,222	12,033
IBM International Capital Pte. Ltd.	5.300%	2/5/54	9,845	9,636
Intel Corp.	4.600%	3/25/40	6,407	5,649
Intel Corp.	2.800%	8/12/41	7,571	5,136
Intel Corp.	4.800%	10/1/41	4,961	4,408
Intel Corp.	5.625%	2/10/43	5,956	5,796
Intel Corp.	4.900%	7/29/45	8,820	7,693
Intel Corp.	4.100%	5/19/46	11,390	8,772
Intel Corp.	4.100%	5/11/47	6,796	5,224
Intel Corp.	3.734%	12/8/47	12,700	9,127
Intel Corp.	3.250%	11/15/49	12,917	8,451
Intel Corp.	4.750%	3/25/50	12,514	10,497
Intel Corp.	3.050%	8/12/51	9,989	6,204
Intel Corp.	4.900%	8/5/52	11,290	9,618
Intel Corp.	5.700%	2/10/53	11,943	11,433
Intel Corp.	5.600%	2/21/54	7,611	7,213
Intel Corp.	3.100%	2/15/60	10,505	6,190
Intel Corp.	4.950%	3/25/60	5,734	4,859
Intel Corp.	3.200%	8/12/61	4,105	2,442
Intel Corp.	5.050%	8/5/62	6,279	5,333
Intel Corp.	5.900%	2/10/63	8,644	8,427
International Business Machines Corp.	4.150%	5/15/39	15,511	13,829
International Business Machines Corp.	5.600%	11/30/39	5,804	6,056
International Business Machines Corp.	2.850%	5/15/40	3,957	2,948
International Business Machines Corp.	4.000%	6/20/42	7,774	6,618
International Business Machines Corp.	4.700%	2/19/46	2,946	2,688
International Business Machines Corp.	4.250%	5/15/49	15,308	12,985
International Business Machines Corp.	2.950%	5/15/50	7,024	4,686
International Business Machines Corp.	3.430%	2/9/52	6,053	4,393
International Business Machines Corp.	4.900%	7/27/52	3,839	3,624
International Business Machines Corp.	5.100%	2/6/53	2,900	2,812
International Business Machines Corp.	7.125%	12/1/96	695	911
Intuit Inc.	5.500%	9/15/53	8,310	8,540
Juniper Networks Inc.	5.950%	3/15/41	2,892	2,955
KLA Corp.	5.000%	3/15/49	2,728	2,633
KLA Corp.	3.300%	3/1/50	4,864	3,566
KLA Corp.	4.950%	7/15/52	9,976	9,527
KLA Corp.	5.250%	7/15/62	4,958	4,941
Kyndryl Holdings Inc.	4.100%	10/15/41	2,631	2,160
Lam Research Corp.	4.875%	3/15/49	4,809	4,527
Lam Research Corp.	2.875%	6/15/50	6,136	4,105
Lam Research Corp.	3.125%	6/15/60	3,920	2,577
Micron Technology Inc.	3.366%	11/1/41	4,502	3,431
Micron Technology Inc.	3.477%	11/1/51	3,395	2,428
Microsoft Corp.	3.500%	2/12/35	8,315	7,731
Microsoft Corp.	4.200%	11/3/35	5,604	5,495
Microsoft Corp.	3.450%	8/8/36	13,268	11,884
Microsoft Corp.	4.100%	2/6/37	5,266	5,056
Microsoft Corp.	5.200%	6/1/39	3,200	3,482

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Microsoft Corp.	4.500%	10/1/40	4,343	4,336
Microsoft Corp.	5.300%	2/8/41	1,493	1,681
Microsoft Corp.	3.500%	11/15/42	3,796	3,221
Microsoft Corp.	3.750%	2/12/45	6,386	5,586
Microsoft Corp.	3.700%	8/8/46	12,185	10,231
Microsoft Corp.	4.250%	2/6/47	5,510	5,200
Microsoft Corp.	4.500%	6/15/47	6,632	6,291
Microsoft Corp.	2.525%	6/1/50	45,675	29,697
Microsoft Corp.	2.500%	9/15/50	19,406	12,466
Microsoft Corp.	2.921%	3/17/52	36,260	25,379
Microsoft Corp.	4.000%	2/12/55	4,601	3,967
Microsoft Corp.	3.950%	8/8/56	2,781	2,363
Microsoft Corp.	4.500%	2/6/57	5,440	5,188
Microsoft Corp.	2.675%	6/1/60	24,445	15,243
Microsoft Corp.	3.041%	3/17/62	15,091	10,253
Moody's Corp.	2.750%	8/19/41	2,715	1,956
Moody's Corp.	5.250%	7/15/44	5,918	5,863
Moody's Corp.	4.875%	12/17/48	2,716	2,536
Moody's Corp.	3.250%	5/20/50	907	639
Moody's Corp.	3.750%	2/25/52	2,753	2,155
Moody's Corp.	3.100%	11/29/61	2,695	1,720
Motorola Solutions Inc.	5.500%	9/1/44	634	639
Nokia OYJ	6.625%	5/15/39	1,344	1,389
NVIDIA Corp.	3.500%	4/1/40	6,222	5,332
NVIDIA Corp.	3.500%	4/1/50	18,039	14,227
NVIDIA Corp.	3.700%	4/1/60	2,825	2,225
NXP BV	3.250%	5/11/41	5,130	3,904
NXP BV	3.125%	2/15/42	3,876	2,827
NXP BV	3.250%	11/30/51	2,763	1,879
Oracle Corp.	3.900%	5/15/35	3,978	3,596
Oracle Corp.	3.850%	7/15/36	10,189	8,989
Oracle Corp.	3.800%	11/15/37	12,636	10,892
Oracle Corp.	6.500%	4/15/38	10,997	12,167
Oracle Corp.	6.125%	7/8/39	10,050	10,836
Oracle Corp.	3.600%	4/1/40	19,645	15,975
Oracle Corp.	5.375%	7/15/40	16,673	16,615
Oracle Corp.	3.650%	3/25/41	17,209	13,937
Oracle Corp.	4.500%	7/8/44	10,640	9,402
Oracle Corp.	4.125%	5/15/45	13,715	11,363
Oracle Corp.	4.000%	7/15/46	14,975	12,067
Oracle Corp.	4.000%	11/15/47	10,549	8,434
Oracle Corp.	3.600%	4/1/50	31,029	22,969
Oracle Corp.	3.950%	3/25/51	23,083	18,040
Oracle Corp.	6.900%	11/9/52	19,291	22,710
Oracle Corp.	5.550%	2/6/53	10,890	10,909
Oracle Corp.	5.375%	9/27/54	17,498	17,024
Oracle Corp.	4.375%	5/15/55	6,850	5,677
Oracle Corp.	3.850%	4/1/60	17,539	12,813
Oracle Corp.	4.100%	3/25/61	11,264	8,582
Oracle Corp.	5.500%	9/27/64	10,887	10,560
QUALCOMM Inc.	4.650%	5/20/35	5,103	5,041
QUALCOMM Inc.	4.800%	5/20/45	10,898	10,244
QUALCOMM Inc.	4.300%	5/20/47	10,276	8,901
QUALCOMM Inc.	3.250%	5/20/50	4,918	3,545
QUALCOMM Inc.	4.500%	5/20/52	5,937	5,235
QUALCOMM Inc.	6.000%	5/20/53	10,988	12,006
Quanta Services Inc.	3.050%	10/1/41	3,684	2,721
S&P Global Inc.	3.250%	12/1/49	4,377	3,201
S&P Global Inc.	3.700%	3/1/52	6,752	5,323
S&P Global Inc.	2.300%	8/15/60	5,959	3,193
S&P Global Inc.	3.900%	3/1/62	2,713	2,145
Salesforce Inc.	2.700%	7/15/41	9,377	6,903
Salesforce Inc.	2.900%	7/15/51	11,676	7,899
Salesforce Inc.	3.050%	7/15/61	6,886	4,500
Texas Instruments Inc.	3.875%	3/15/39	9,595	8,552
Texas Instruments Inc.	4.150%	5/15/48	9,836	8,448
Texas Instruments Inc.	2.700%	9/15/51	3,612	2,345
Texas Instruments Inc.	4.100%	8/16/52	3,247	2,721
Texas Instruments Inc.	5.000%	3/14/53	4,657	4,530
Texas Instruments Inc.	5.150%	2/8/54	4,846	4,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Instruments Inc.	5.050%	5/18/63	9,895	9,508
	TSMC Arizona Corp.	3.125%	10/25/41	6,327	5,086
	TSMC Arizona Corp.	3.250%	10/25/51	5,462	4,188
	TSMC Arizona Corp.	4.500%	4/22/52	7,227	6,957
	Verisk Analytics Inc.	3.625%	5/15/50	3,404	2,550
					1,371,427
Utilities (12.9%)
	AEP Texas Inc.	3.800%	10/1/47	2,827	2,144
[2]	AEP Texas Inc.	4.150%	5/1/49	2,103	1,665
[2]	AEP Texas Inc.	3.450%	1/15/50	4,187	2,987
	AEP Texas Inc.	3.450%	5/15/51	4,658	3,278
	AEP Texas Inc.	5.250%	5/15/52	2,677	2,562
	AEP Transmission Co. LLC	4.000%	12/1/46	2,744	2,267
	AEP Transmission Co. LLC	3.750%	12/1/47	3,971	3,118
	AEP Transmission Co. LLC	4.250%	9/15/48	1,901	1,606
	AEP Transmission Co. LLC	3.800%	6/15/49	2,158	1,688
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	4,824	3,713
[2]	AEP Transmission Co. LLC	2.750%	8/15/51	1,552	995
[2]	AEP Transmission Co. LLC	4.500%	6/15/52	3,379	2,975
	AEP Transmission Co. LLC	5.400%	3/15/53	6,169	6,228
	Alabama Power Co.	6.125%	5/15/38	1,215	1,317
	Alabama Power Co.	6.000%	3/1/39	948	1,029
	Alabama Power Co.	3.850%	12/1/42	1,119	934
	Alabama Power Co.	4.150%	8/15/44	3,328	2,868
	Alabama Power Co.	3.750%	3/1/45	6,534	5,284
	Alabama Power Co.	4.300%	1/2/46	2,251	1,965
[2]	Alabama Power Co.	3.700%	12/1/47	4,927	3,884
[2]	Alabama Power Co.	4.300%	7/15/48	4,611	4,017
	Alabama Power Co.	3.450%	10/1/49	3,087	2,315
	Alabama Power Co.	3.125%	7/15/51	4,213	2,930
	Alabama Power Co.	3.000%	3/15/52	3,568	2,446
	Ameren Illinois Co.	4.150%	3/15/46	3,527	3,042
	Ameren Illinois Co.	3.700%	12/1/47	4,493	3,555
	Ameren Illinois Co.	4.500%	3/15/49	2,951	2,642
	Ameren Illinois Co.	3.250%	3/15/50	2,217	1,598
	Ameren Illinois Co.	2.900%	6/15/51	1,476	986
	Ameren Illinois Co.	5.900%	12/1/52	4,388	4,770
	Ameren Illinois Co.	5.550%	7/1/54	2,340	2,449
	American Electric Power Co. Inc.	3.250%	3/1/50	3,744	2,558
	American Electric Power Co. Inc.	6.950%	12/15/54	3,045	3,190
	American Water Capital Corp.	6.593%	10/15/37	4,907	5,577
	American Water Capital Corp.	4.300%	12/1/42	4,194	3,706
	American Water Capital Corp.	4.300%	9/1/45	2,213	1,917
	American Water Capital Corp.	4.000%	12/1/46	2,102	1,731
	American Water Capital Corp.	3.750%	9/1/47	5,601	4,392
	American Water Capital Corp.	4.200%	9/1/48	5,058	4,254
	American Water Capital Corp.	4.150%	6/1/49	3,607	3,008
	American Water Capital Corp.	3.450%	5/1/50	1,882	1,392
	American Water Capital Corp.	3.250%	6/1/51	3,826	2,721
	American Water Capital Corp.	5.450%	3/1/54	4,149	4,220
	Appalachian Power Co.	7.000%	4/1/38	5,423	6,217
	Appalachian Power Co.	4.400%	5/15/44	2,854	2,437
	Appalachian Power Co.	4.450%	6/1/45	3,011	2,563
[2]	Appalachian Power Co.	4.500%	3/1/49	3,120	2,646
[2]	Appalachian Power Co.	3.700%	5/1/50	5,073	3,749
	Arizona Public Service Co.	5.050%	9/1/41	2,120	2,010
	Arizona Public Service Co.	4.500%	4/1/42	2,815	2,479
	Arizona Public Service Co.	4.350%	11/15/45	3,461	2,958
	Arizona Public Service Co.	3.750%	5/15/46	2,307	1,788
	Arizona Public Service Co.	4.200%	8/15/48	1,607	1,312
	Arizona Public Service Co.	4.250%	3/1/49	1,265	1,044
	Arizona Public Service Co.	3.500%	12/1/49	2,364	1,711
	Arizona Public Service Co.	3.350%	5/15/50	2,750	1,962
	Arizona Public Service Co.	2.650%	9/15/50	1,525	932
	Atmos Energy Corp.	5.500%	6/15/41	3,144	3,256
	Atmos Energy Corp.	4.150%	1/15/43	3,367	2,934
	Atmos Energy Corp.	4.125%	10/15/44	6,798	5,834
	Atmos Energy Corp.	4.300%	10/1/48	3,191	2,780
	Atmos Energy Corp.	4.125%	3/15/49	5,301	4,401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	3.375%	9/15/49	2,308	1,696
	Atmos Energy Corp.	2.850%	2/15/52	4,551	2,960
	Atmos Energy Corp.	5.750%	10/15/52	2,058	2,178
	Atmos Energy Corp.	6.200%	11/15/53	6,336	7,174
	Atmos Energy Corp.	5.000%	12/15/54	5,449	5,198
	Avista Corp.	4.350%	6/1/48	2,716	2,352
	Avista Corp.	4.000%	4/1/52	2,750	2,191
	Baltimore Gas & Electric Co.	6.350%	10/1/36	861	957
	Baltimore Gas & Electric Co.	3.500%	8/15/46	4,193	3,189
[2]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,136	891
	Baltimore Gas & Electric Co.	4.250%	9/15/48	2,946	2,493
	Baltimore Gas & Electric Co.	3.200%	9/15/49	3,908	2,754
	Baltimore Gas & Electric Co.	2.900%	6/15/50	3,332	2,222
	Baltimore Gas & Electric Co.	4.550%	6/1/52	3,844	3,415
	Baltimore Gas & Electric Co.	5.400%	6/1/53	3,897	3,930
[2]	Baltimore Gas & Electric Co.	5.650%	6/1/54	4,535	4,743
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	17,111	18,474
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	2,914	3,128
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,276	7,213
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	8,562	7,787
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	7,066	5,542
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	5,893	5,135
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	7,302	6,107
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	8,012	5,239
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	7,060	6,222
	Black Hills Corp.	6.000%	1/15/35	3,455	3,646
	Black Hills Corp.	4.200%	9/15/46	2,809	2,308
	Black Hills Corp.	3.875%	10/15/49	2,758	2,104
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/35	2,925	2,952
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	2,492	2,000
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,149	2,843
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	2,652	2,144
[2]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	4,880	4,157
[2]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	3,232	2,143
[2]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	5,054	3,692
[2]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	1,828	1,709
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	1,755	1,757
	CenterPoint Energy Inc.	3.700%	9/1/49	1,872	1,403
[2]	CenterPoint Energy Inc.	6.850%	2/15/55	2,660	2,751
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,172	2,266
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	4,248	3,462
	Cleco Corporate Holdings LLC	4.973%	5/1/46	1,884	1,653
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	2,326	2,414
	CMS Energy Corp.	4.875%	3/1/44	2,069	1,927
	Commonwealth Edison Co.	5.900%	3/15/36	4,340	4,659
	Commonwealth Edison Co.	6.450%	1/15/38	1,367	1,530
	Commonwealth Edison Co.	3.800%	10/1/42	2,195	1,823
	Commonwealth Edison Co.	4.600%	8/15/43	1,576	1,441
	Commonwealth Edison Co.	4.700%	1/15/44	2,816	2,608
	Commonwealth Edison Co.	3.700%	3/1/45	572	460
	Commonwealth Edison Co.	4.350%	11/15/45	2,189	1,935
	Commonwealth Edison Co.	3.650%	6/15/46	5,767	4,563
[2]	Commonwealth Edison Co.	3.750%	8/15/47	3,662	2,897
	Commonwealth Edison Co.	4.000%	3/1/48	6,601	5,430
	Commonwealth Edison Co.	4.000%	3/1/49	1,585	1,296
[2]	Commonwealth Edison Co.	3.200%	11/15/49	2,578	1,807
	Commonwealth Edison Co.	3.000%	3/1/50	3,122	2,135
[2]	Commonwealth Edison Co.	3.125%	3/15/51	5,384	3,719
[2]	Commonwealth Edison Co.	2.750%	9/1/51	3,628	2,302
[2]	Commonwealth Edison Co.	3.850%	3/15/52	2,821	2,229
	Commonwealth Edison Co.	5.300%	2/1/53	5,340	5,322
	Commonwealth Edison Co.	5.650%	6/1/54	2,685	2,806
	Connecticut Light & Power Co.	4.300%	4/15/44	3,262	2,873
[2]	Connecticut Light & Power Co.	4.150%	6/1/45	2,555	2,195
	Connecticut Light & Power Co.	4.000%	4/1/48	6,716	5,643
	Connecticut Light & Power Co.	5.250%	1/15/53	2,912	2,946
[2]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	977	1,001
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/35	3,500	3,555
[2]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,386	1,481
[2]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	569	624

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	2,515	2,771
[2]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,284	2,624
[2]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	2,653	2,716
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,431	1,489
[2]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,423	1,241
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,735	4,836
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	10,893	9,749
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	6,759	6,025
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,421	1,950
[2]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	2,538	2,037
[2]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	2,811	2,534
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,145	950
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	7,050	5,871
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	4,696	3,271
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	7,286	8,088
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	10,896	11,759
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	6,880	7,279
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	8,436	7,570
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/55	4,500	4,602
[2]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	3,619	3,012
[2]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,377	1,871
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	6,811	5,824
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	3,013	2,244
[2]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	4,336	2,728
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	3,276	2,385
	Constellation Energy Generation LLC	6.250%	10/1/39	6,070	6,561
	Constellation Energy Generation LLC	5.750%	10/1/41	2,162	2,201
	Constellation Energy Generation LLC	5.600%	6/15/42	5,895	5,967
	Constellation Energy Generation LLC	6.500%	10/1/53	6,751	7,565
	Constellation Energy Generation LLC	5.750%	3/15/54	6,150	6,326
	Consumers Energy Co.	3.950%	5/15/43	2,207	1,853
	Consumers Energy Co.	3.250%	8/15/46	4,757	3,612
	Consumers Energy Co.	3.950%	7/15/47	2,806	2,312
	Consumers Energy Co.	4.050%	5/15/48	3,882	3,284
	Consumers Energy Co.	4.350%	4/15/49	4,311	3,795
	Consumers Energy Co.	3.750%	2/15/50	2,534	2,036
	Consumers Energy Co.	3.100%	8/15/50	5,880	4,242
	Consumers Energy Co.	3.500%	8/1/51	2,725	2,108
	Consumers Energy Co.	2.650%	8/15/52	2,011	1,303
	Consumers Energy Co.	4.200%	9/1/52	3,896	3,333
	Consumers Energy Co.	2.500%	5/1/60	4,305	2,555
	Dayton Power & Light Co.	3.950%	6/15/49	2,337	1,815
	Delmarva Power & Light Co.	4.150%	5/15/45	840	707
[2]	Dominion Energy Inc.	5.950%	6/15/35	3,269	3,464
	Dominion Energy Inc.	7.000%	6/15/38	581	669
[2]	Dominion Energy Inc.	3.300%	4/15/41	5,260	4,020
[2]	Dominion Energy Inc.	4.900%	8/1/41	6,646	6,207
[2]	Dominion Energy Inc.	4.050%	9/15/42	4,656	3,863
	Dominion Energy Inc.	4.700%	12/1/44	2,334	2,070
[2]	Dominion Energy Inc.	4.600%	3/15/49	3,297	2,856
[2]	Dominion Energy Inc.	4.850%	8/15/52	4,692	4,267
	Dominion Energy Inc.	6.625%	5/15/55	5,750	5,893
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	977	1,056
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,818	1,846
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	5,349	4,854
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	2,752	2,608
[2]	DTE Electric Co.	4.000%	4/1/43	1,650	1,405
	DTE Electric Co.	4.300%	7/1/44	2,828	2,488
	DTE Electric Co.	3.700%	3/15/45	5,290	4,253
	DTE Electric Co.	3.750%	8/15/47	1,533	1,222
[2]	DTE Electric Co.	4.050%	5/15/48	1,844	1,559
	DTE Electric Co.	3.950%	3/1/49	4,426	3,636
	DTE Electric Co.	2.950%	3/1/50	4,905	3,365
[2]	DTE Electric Co.	3.250%	4/1/51	2,508	1,814
[2]	DTE Electric Co.	3.650%	3/1/52	2,790	2,176
	DTE Electric Co.	5.400%	4/1/53	3,904	4,020
	Duke Energy Carolinas LLC	6.100%	6/1/37	2,133	2,292
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,704	3,988
	Duke Energy Carolinas LLC	6.050%	4/15/38	2,189	2,382
	Duke Energy Carolinas LLC	5.300%	2/15/40	6,327	6,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	4.250%	12/15/41	5,353	4,745
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,980	5,082
	Duke Energy Carolinas LLC	3.750%	6/1/45	3,069	2,463
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,761	2,244
	Duke Energy Carolinas LLC	3.700%	12/1/47	3,216	2,502
	Duke Energy Carolinas LLC	3.950%	3/15/48	3,532	2,856
	Duke Energy Carolinas LLC	3.200%	8/15/49	6,135	4,343
	Duke Energy Carolinas LLC	3.450%	4/15/51	2,629	1,931
	Duke Energy Carolinas LLC	5.350%	1/15/53	6,878	6,921
	Duke Energy Carolinas LLC	5.400%	1/15/54	6,785	6,877
	Duke Energy Corp.	3.300%	6/15/41	3,259	2,492
	Duke Energy Corp.	4.800%	12/15/45	4,927	4,458
	Duke Energy Corp.	3.750%	9/1/46	9,934	7,692
	Duke Energy Corp.	3.950%	8/15/47	3,801	3,000
	Duke Energy Corp.	4.200%	6/15/49	4,727	3,848
	Duke Energy Corp.	3.500%	6/15/51	10,504	7,528
	Duke Energy Corp.	5.000%	8/15/52	7,056	6,489
	Duke Energy Corp.	6.100%	9/15/53	6,737	7,215
	Duke Energy Corp.	5.800%	6/15/54	10,214	10,488
	Duke Energy Florida LLC	6.350%	9/15/37	3,756	4,144
	Duke Energy Florida LLC	6.400%	6/15/38	7,751	8,636
	Duke Energy Florida LLC	5.650%	4/1/40	54	57
	Duke Energy Florida LLC	3.850%	11/15/42	2,117	1,746
	Duke Energy Florida LLC	3.400%	10/1/46	4,245	3,168
	Duke Energy Florida LLC	4.200%	7/15/48	2,546	2,141
	Duke Energy Florida LLC	3.000%	12/15/51	2,889	1,923
	Duke Energy Florida LLC	5.950%	11/15/52	2,048	2,214
	Duke Energy Florida LLC	6.200%	11/15/53	4,885	5,482
	Duke Energy Indiana LLC	6.120%	10/15/35	1,466	1,587
	Duke Energy Indiana LLC	6.350%	8/15/38	1,736	1,927
	Duke Energy Indiana LLC	6.450%	4/1/39	999	1,112
[2]	Duke Energy Indiana LLC	4.900%	7/15/43	1,515	1,441
	Duke Energy Indiana LLC	3.750%	5/15/46	2,049	1,616
[2]	Duke Energy Indiana LLC	3.250%	10/1/49	4,478	3,194
	Duke Energy Indiana LLC	2.750%	4/1/50	4,279	2,739
	Duke Energy Indiana LLC	5.400%	4/1/53	3,782	3,808
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,640	3,606
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,748	1,480
	Duke Energy Ohio Inc.	5.650%	4/1/53	2,502	2,588
	Duke Energy Ohio Inc.	5.550%	3/15/54	1,850	1,893
	Duke Energy Progress LLC	6.300%	4/1/38	1,274	1,401
	Duke Energy Progress LLC	4.100%	5/15/42	4,410	3,801
	Duke Energy Progress LLC	4.100%	3/15/43	3,214	2,734
	Duke Energy Progress LLC	4.375%	3/30/44	3,771	3,320
	Duke Energy Progress LLC	4.150%	12/1/44	3,142	2,686
	Duke Energy Progress LLC	4.200%	8/15/45	4,734	4,037
	Duke Energy Progress LLC	3.700%	10/15/46	3,756	2,947
	Duke Energy Progress LLC	3.600%	9/15/47	2,252	1,723
	Duke Energy Progress LLC	2.500%	8/15/50	3,291	2,037
	Duke Energy Progress LLC	2.900%	8/15/51	2,647	1,745
	Duke Energy Progress LLC	4.000%	4/1/52	2,727	2,211
	Duke Energy Progress LLC	5.350%	3/15/53	3,128	3,142
	El Paso Electric Co.	6.000%	5/15/35	2,570	2,655
	El Paso Electric Co.	5.000%	12/1/44	641	574
	Emera US Finance LP	4.750%	6/15/46	8,519	7,414
	Entergy Arkansas LLC	4.200%	4/1/49	4,571	3,832
	Entergy Arkansas LLC	2.650%	6/15/51	4,052	2,546
	Entergy Arkansas LLC	3.350%	6/15/52	1,843	1,319
	Entergy Arkansas LLC	5.750%	6/1/54	1,980	2,084
	Entergy Corp.	3.750%	6/15/50	2,190	1,653
	Entergy Louisiana LLC	3.100%	6/15/41	3,579	2,692
	Entergy Louisiana LLC	4.200%	9/1/48	5,536	4,647
	Entergy Louisiana LLC	4.200%	4/1/50	4,491	3,740
	Entergy Louisiana LLC	2.900%	3/15/51	4,225	2,753
	Entergy Louisiana LLC	4.750%	9/15/52	2,969	2,710
	Entergy Louisiana LLC	5.700%	3/15/54	5,295	5,528
	Entergy Mississippi LLC	3.850%	6/1/49	2,502	1,982
	Entergy Mississippi LLC	3.500%	6/1/51	3,043	2,210
	Entergy Mississippi LLC	5.850%	6/1/54	1,325	1,408
	Entergy Texas Inc.	4.500%	3/30/39	2,343	2,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Texas Inc.	3.550%	9/30/49	3,159	2,355
	Entergy Texas Inc.	5.000%	9/15/52	2,031	1,926
	Entergy Texas Inc.	5.800%	9/1/53	2,120	2,220
	Entergy Texas Inc.	5.550%	9/15/54	3,115	3,171
	Essential Utilities Inc.	4.276%	5/1/49	3,346	2,764
	Essential Utilities Inc.	3.351%	4/15/50	4,074	2,853
	Essential Utilities Inc.	5.300%	5/1/52	4,395	4,228
	Evergy Kansas Central Inc.	4.125%	3/1/42	3,744	3,204
	Evergy Kansas Central Inc.	4.100%	4/1/43	2,718	2,289
	Evergy Kansas Central Inc.	4.250%	12/1/45	2,167	1,838
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,514	1,069
	Evergy Kansas Central Inc.	3.450%	4/15/50	2,499	1,823
	Evergy Kansas Central Inc.	5.700%	3/15/53	2,212	2,302
	Evergy Metro Inc.	5.300%	10/1/41	1,804	1,789
	Evergy Metro Inc.	4.200%	6/15/47	1,523	1,270
	Evergy Metro Inc.	4.200%	3/15/48	1,613	1,351
[2]	Evergy Metro Inc.	4.125%	4/1/49	1,246	1,019
	Eversource Energy	3.450%	1/15/50	6,046	4,417
[2]	Exelon Corp.	4.950%	6/15/35	2,347	2,291
	Exelon Corp.	5.625%	6/15/35	6,430	6,671
	Exelon Corp.	5.100%	6/15/45	4,042	3,858
	Exelon Corp.	4.450%	4/15/46	3,581	3,127
	Exelon Corp.	4.700%	4/15/50	5,368	4,793
	Exelon Corp.	4.100%	3/15/52	2,533	2,047
	Exelon Corp.	5.600%	3/15/53	9,724	9,906
[2]	FirstEnergy Corp.	4.850%	7/15/47	4,945	4,448
[2]	FirstEnergy Corp.	3.400%	3/1/50	5,915	4,234
[3]	FirstEnergy Transmission LLC	5.000%	1/15/35	2,159	2,148
	Florida Power & Light Co.	4.950%	6/1/35	1,410	1,416
	Florida Power & Light Co.	5.650%	2/1/37	1,344	1,422
	Florida Power & Light Co.	5.950%	2/1/38	2,519	2,742
	Florida Power & Light Co.	5.960%	4/1/39	2,903	3,148
	Florida Power & Light Co.	5.690%	3/1/40	3,877	4,124
	Florida Power & Light Co.	5.250%	2/1/41	2,163	2,179
	Florida Power & Light Co.	4.125%	2/1/42	4,515	3,964
	Florida Power & Light Co.	4.050%	6/1/42	5,982	5,188
	Florida Power & Light Co.	3.800%	12/15/42	2,060	1,718
	Florida Power & Light Co.	4.050%	10/1/44	4,418	3,773
	Florida Power & Light Co.	3.700%	12/1/47	4,615	3,671
	Florida Power & Light Co.	3.950%	3/1/48	6,583	5,473
	Florida Power & Light Co.	4.125%	6/1/48	3,021	2,562
	Florida Power & Light Co.	3.990%	3/1/49	4,251	3,537
	Florida Power & Light Co.	3.150%	10/1/49	3,214	2,301
	Florida Power & Light Co.	2.875%	12/4/51	8,056	5,405
	Florida Power & Light Co.	5.300%	4/1/53	6,790	6,902
	Florida Power & Light Co.	5.600%	6/15/54	7,745	8,189
[2]	Georgia Power Co.	4.750%	9/1/40	1,605	1,528
	Georgia Power Co.	4.300%	3/15/42	8,676	7,694
	Georgia Power Co.	4.300%	3/15/43	3,982	3,488
[2]	Georgia Power Co.	3.700%	1/30/50	5,209	4,036
[2]	Georgia Power Co.	3.250%	3/15/51	7,875	5,626
	Georgia Power Co.	5.125%	5/15/52	5,253	5,136
	Iberdrola International BV	6.750%	7/15/36	5,985	6,874
[2]	Idaho Power Co.	4.200%	3/1/48	1,988	1,660
[2]	Idaho Power Co.	5.500%	3/15/53	1,399	1,410
[2]	Idaho Power Co.	5.800%	4/1/54	2,120	2,233
	Indiana Michigan Power Co.	6.050%	3/15/37	1,730	1,841
[2]	Indiana Michigan Power Co.	4.550%	3/15/46	2,751	2,445
[2]	Indiana Michigan Power Co.	3.750%	7/1/47	2,146	1,688
	Indiana Michigan Power Co.	4.250%	8/15/48	1,978	1,648
	Indiana Michigan Power Co.	3.250%	5/1/51	3,102	2,171
	Indiana Michigan Power Co.	5.625%	4/1/53	3,531	3,663
	Interstate Power & Light Co.	6.250%	7/15/39	2,960	3,205
	Interstate Power & Light Co.	3.700%	9/15/46	1,976	1,546
	Interstate Power & Light Co.	3.500%	9/30/49	2,288	1,704
	Interstate Power & Light Co.	3.100%	11/30/51	1,627	1,106
	Interstate Power & Light Co.	5.450%	9/30/54	2,800	2,812
	ITC Holdings Corp.	5.300%	7/1/43	1,008	964
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	5,155	5,132
	Kentucky Utilities Co.	5.125%	11/1/40	5,114	5,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Utilities Co.	4.375%	10/1/45	3,180	2,765
	Kentucky Utilities Co.	3.300%	6/1/50	3,390	2,428
	Louisville Gas & Electric Co.	4.250%	4/1/49	2,325	1,953
[2]	MidAmerican Energy Co.	5.750%	11/1/35	1,297	1,388
[2]	MidAmerican Energy Co.	5.800%	10/15/36	3,541	3,790
	MidAmerican Energy Co.	4.800%	9/15/43	3,733	3,505
	MidAmerican Energy Co.	4.400%	10/15/44	3,420	3,066
	MidAmerican Energy Co.	4.250%	5/1/46	2,931	2,546
	MidAmerican Energy Co.	3.650%	8/1/48	4,712	3,712
	MidAmerican Energy Co.	4.250%	7/15/49	7,576	6,538
	MidAmerican Energy Co.	3.150%	4/15/50	3,743	2,681
	MidAmerican Energy Co.	2.700%	8/1/52	966	622
	MidAmerican Energy Co.	5.850%	9/15/54	8,793	9,492
	MidAmerican Energy Co.	5.300%	2/1/55	5,698	5,693
[2]	Mississippi Power Co.	4.250%	3/15/42	2,963	2,571
[2]	Mississippi Power Co.	3.100%	7/30/51	728	503
	National Grid USA	5.803%	4/1/35	6,655	6,874
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	3,497	3,010
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	3,977	3,414
[2]	Nevada Power Co.	6.650%	4/1/36	239	265
[2]	Nevada Power Co.	6.750%	7/1/37	1,985	2,252
[2]	Nevada Power Co.	3.125%	8/1/50	2,726	1,851
[2]	Nevada Power Co.	5.900%	5/1/53	1,562	1,651
	Nevada Power Co.	6.000%	3/15/54	4,329	4,708
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	2,683	1,781
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	6,600	6,431
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	5,406	5,490
	NiSource Inc.	5.950%	6/15/41	3,950	4,142
	NiSource Inc.	5.250%	2/15/43	3,950	3,877
	NiSource Inc.	4.800%	2/15/44	5,313	4,922
	NiSource Inc.	5.650%	2/1/45	2,129	2,173
	NiSource Inc.	4.375%	5/15/47	6,229	5,382
	NiSource Inc.	3.950%	3/30/48	2,809	2,257
	NiSource Inc.	5.000%	6/15/52	3,718	3,471
	NiSource Inc.	6.375%	3/31/55	2,004	2,013
	Northern States Power Co.	6.250%	6/1/36	557	621
	Northern States Power Co.	6.200%	7/1/37	1,905	2,099
	Northern States Power Co.	5.350%	11/1/39	3,083	3,151
	Northern States Power Co.	3.400%	8/15/42	3,870	3,087
	Northern States Power Co.	4.125%	5/15/44	2,888	2,488
	Northern States Power Co.	4.000%	8/15/45	614	511
	Northern States Power Co.	3.600%	5/15/46	2,425	1,903
	Northern States Power Co.	3.600%	9/15/47	3,603	2,812
	Northern States Power Co.	2.900%	3/1/50	3,463	2,353
	Northern States Power Co.	2.600%	6/1/51	4,760	3,021
	Northern States Power Co.	3.200%	4/1/52	2,655	1,902
	Northern States Power Co.	4.500%	6/1/52	3,704	3,310
	Northern States Power Co.	5.100%	5/15/53	4,601	4,517
	Northern States Power Co.	5.400%	3/15/54	3,095	3,184
	Northern States Power Co.	5.650%	6/15/54	3,085	3,273
	NorthWestern Corp.	4.176%	11/15/44	2,309	1,945
	NSTAR Electric Co.	5.500%	3/15/40	2,957	3,010
	NSTAR Electric Co.	4.400%	3/1/44	2,267	2,008
	NSTAR Electric Co.	4.550%	6/1/52	2,691	2,397
	NSTAR Electric Co.	4.950%	9/15/52	2,616	2,484
	Oglethorpe Power Corp.	5.950%	11/1/39	920	962
	Oglethorpe Power Corp.	5.375%	11/1/40	2,669	2,614
	Oglethorpe Power Corp.	4.500%	4/1/47	3,458	2,982
	Oglethorpe Power Corp.	5.050%	10/1/48	3,625	3,368
	Oglethorpe Power Corp.	3.750%	8/1/50	2,321	1,753
	Oglethorpe Power Corp.	5.250%	9/1/50	1,962	1,851
	Oglethorpe Power Corp.	6.200%	12/1/53	1,881	2,052
[3]	Oglethorpe Power Corp.	5.800%	6/1/54	2,200	2,277
	Ohio Edison Co.	6.875%	7/15/36	2,690	3,053
	Ohio Power Co.	4.150%	4/1/48	1,889	1,522
	Ohio Power Co.	4.000%	6/1/49	1,061	843
[2]	Ohio Power Co.	2.900%	10/1/51	6,034	3,856
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,835	1,522
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	2,124	1,685
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	4,858	4,999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	502	610
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,130	5,165
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,931	3,603
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,739	1,750
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	5,122	4,135
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,171	943
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,163	3,487
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	2,818	2,245
[2]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	2,230	1,556
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	2,818	2,177
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	3,970	2,506
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	3,255	2,882
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	7,511	7,139
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	2,528	2,537
[3]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	4,012	4,143
	ONE Gas Inc.	4.658%	2/1/44	3,444	3,160
	ONE Gas Inc.	4.500%	11/1/48	2,555	2,233
	Pacific Gas & Electric Co.	4.500%	7/1/40	11,376	10,088
	Pacific Gas & Electric Co.	3.300%	8/1/40	7,888	6,080
	Pacific Gas & Electric Co.	4.200%	6/1/41	2,677	2,242
	Pacific Gas & Electric Co.	4.450%	4/15/42	1,086	934
	Pacific Gas & Electric Co.	3.750%	8/15/42	239	187
	Pacific Gas & Electric Co.	4.600%	6/15/43	463	403
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,365	2,080
	Pacific Gas & Electric Co.	4.300%	3/15/45	2,467	2,043
	Pacific Gas & Electric Co.	4.250%	3/15/46	140	114
	Pacific Gas & Electric Co.	4.000%	12/1/46	378	295
	Pacific Gas & Electric Co.	3.950%	12/1/47	7,026	5,439
	Pacific Gas & Electric Co.	4.950%	7/1/50	23,270	20,907
	Pacific Gas & Electric Co.	3.500%	8/1/50	16,243	11,666
	Pacific Gas & Electric Co.	5.250%	3/1/52	5,022	4,673
	Pacific Gas & Electric Co.	6.750%	1/15/53	15,913	17,895
	Pacific Gas & Electric Co.	6.700%	4/1/53	6,635	7,478
	Pacific Gas & Electric Co.	5.900%	10/1/54	6,605	6,793
	PacifiCorp	5.250%	6/15/35	367	372
	PacifiCorp	6.100%	8/1/36	1,818	1,949
	PacifiCorp	5.750%	4/1/37	5,490	5,692
	PacifiCorp	6.250%	10/15/37	2,070	2,239
	PacifiCorp	6.350%	7/15/38	2,215	2,402
	PacifiCorp	6.000%	1/15/39	3,622	3,835
	PacifiCorp	4.100%	2/1/42	1,809	1,507
	PacifiCorp	4.125%	1/15/49	5,627	4,608
	PacifiCorp	4.150%	2/15/50	3,670	2,989
	PacifiCorp	3.300%	3/15/51	3,523	2,429
	PacifiCorp	2.900%	6/15/52	5,651	3,589
	PacifiCorp	5.350%	12/1/53	8,312	8,071
	PacifiCorp	5.500%	5/15/54	7,038	6,956
	PacifiCorp	5.800%	1/15/55	10,136	10,435
	PECO Energy Co.	5.950%	10/1/36	1,726	1,870
	PECO Energy Co.	4.150%	10/1/44	975	843
	PECO Energy Co.	3.700%	9/15/47	3,052	2,401
	PECO Energy Co.	3.900%	3/1/48	2,657	2,168
	PECO Energy Co.	3.000%	9/15/49	3,209	2,229
	PECO Energy Co.	2.800%	6/15/50	1,140	756
	PECO Energy Co.	3.050%	3/15/51	1,930	1,325
	PECO Energy Co.	2.850%	9/15/51	2,438	1,605
	PECO Energy Co.	4.600%	5/15/52	3,226	2,942
	PECO Energy Co.	4.375%	8/15/52	3,382	2,972
	PECO Energy Co.	5.250%	9/15/54	1,720	1,720
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	3,125	3,105
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	747	678
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	1,008	767
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	2,304	1,625
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	4,383	4,072
	Potomac Electric Power Co.	6.500%	11/15/37	3,003	3,408
	Potomac Electric Power Co.	4.150%	3/15/43	5,401	4,687
	Potomac Electric Power Co.	5.500%	3/15/54	330	340
	PPL Electric Utilities Corp.	6.250%	5/15/39	4,398	4,912
	PPL Electric Utilities Corp.	4.750%	7/15/43	1,546	1,457
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,389	1,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,984	1,715
	PPL Electric Utilities Corp.	3.950%	6/1/47	2,355	1,951
	PPL Electric Utilities Corp.	4.150%	6/15/48	3,489	2,977
	PPL Electric Utilities Corp.	3.000%	10/1/49	2,745	1,918
	PPL Electric Utilities Corp.	5.250%	5/15/53	5,716	5,779
	Progress Energy Inc.	6.000%	12/1/39	4,834	5,098
[2]	Public Service Co. of Colorado	6.250%	9/1/37	3,142	3,453
	Public Service Co. of Colorado	6.500%	8/1/38	712	798
	Public Service Co. of Colorado	3.600%	9/15/42	1,298	1,040
	Public Service Co. of Colorado	4.300%	3/15/44	3,014	2,590
	Public Service Co. of Colorado	3.800%	6/15/47	4,486	3,505
	Public Service Co. of Colorado	4.100%	6/15/48	3,689	3,039
	Public Service Co. of Colorado	4.050%	9/15/49	1,205	977
[2]	Public Service Co. of Colorado	3.200%	3/1/50	2,904	2,047
[2]	Public Service Co. of Colorado	2.700%	1/15/51	2,013	1,279
[2]	Public Service Co. of Colorado	4.500%	6/1/52	3,106	2,712
	Public Service Co. of Colorado	5.250%	4/1/53	9,124	8,977
	Public Service Co. of Colorado	5.750%	5/15/54	6,862	7,284
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,372	1,821
	Public Service Co. of New Hampshire	5.150%	1/15/53	2,024	1,986
[2]	Public Service Co. of Oklahoma	3.150%	8/15/51	2,290	1,545
[2]	Public Service Electric & Gas Co.	5.800%	5/1/37	1,881	2,009
[2]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,861	1,926
[2]	Public Service Electric & Gas Co.	3.950%	5/1/42	2,083	1,771
[2]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,538	1,253
[2]	Public Service Electric & Gas Co.	3.800%	1/1/43	4,379	3,640
[2]	Public Service Electric & Gas Co.	3.800%	3/1/46	4,085	3,325
[2]	Public Service Electric & Gas Co.	3.600%	12/1/47	2,508	1,954
[2]	Public Service Electric & Gas Co.	4.050%	5/1/48	2,843	2,394
[2]	Public Service Electric & Gas Co.	3.850%	5/1/49	1,702	1,381
[2]	Public Service Electric & Gas Co.	3.200%	8/1/49	2,123	1,538
[2]	Public Service Electric & Gas Co.	3.150%	1/1/50	1,152	827
[2]	Public Service Electric & Gas Co.	2.700%	5/1/50	2,119	1,384
[2]	Public Service Electric & Gas Co.	2.050%	8/1/50	4,535	2,588
[2]	Public Service Electric & Gas Co.	3.000%	3/1/51	2,200	1,513
[2]	Public Service Electric & Gas Co.	5.125%	3/15/53	830	819
	Public Service Electric & Gas Co.	5.450%	8/1/53	3,087	3,200
[2]	Public Service Electric & Gas Co.	5.450%	3/1/54	3,431	3,547
	Public Service Electric & Gas Co.	5.300%	8/1/54	5,510	5,586
	Puget Sound Energy Inc.	6.274%	3/15/37	3,375	3,688
	Puget Sound Energy Inc.	5.757%	10/1/39	1,014	1,060
	Puget Sound Energy Inc.	5.795%	3/15/40	1,931	2,017
	Puget Sound Energy Inc.	5.638%	4/15/41	1,643	1,672
	Puget Sound Energy Inc.	4.300%	5/20/45	1,531	1,312
	Puget Sound Energy Inc.	4.223%	6/15/48	4,125	3,498
	Puget Sound Energy Inc.	3.250%	9/15/49	3,410	2,412
	Puget Sound Energy Inc.	2.893%	9/15/51	4,875	3,163
	Puget Sound Energy Inc.	5.448%	6/1/53	3,832	3,859
	Puget Sound Energy Inc.	5.685%	6/15/54	3,549	3,713
	San Diego Gas & Electric Co.	6.000%	6/1/39	2,470	2,668
	San Diego Gas & Electric Co.	4.500%	8/15/40	4,091	3,822
[2]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,713	1,352
	San Diego Gas & Electric Co.	4.150%	5/15/48	3,123	2,600
[2]	San Diego Gas & Electric Co.	4.100%	6/15/49	3,219	2,655
[2]	San Diego Gas & Electric Co.	3.320%	4/15/50	3,056	2,184
[2]	San Diego Gas & Electric Co.	2.950%	8/15/51	5,092	3,498
	San Diego Gas & Electric Co.	3.700%	3/15/52	3,384	2,590
	San Diego Gas & Electric Co.	5.350%	4/1/53	5,450	5,463
	San Diego Gas & Electric Co.	5.550%	4/15/54	3,859	3,985
	Sempra	3.800%	2/1/38	6,691	5,748
	Sempra	6.000%	10/15/39	5,437	5,745
	Sempra	4.000%	2/1/48	6,884	5,523
	Sempra	6.400%	10/1/54	2,000	2,002
	Sempra	6.550%	4/1/55	3,350	3,360
	Sierra Pacific Power Co.	5.900%	3/15/54	1,871	1,981
[2]	Southern California Edison Co.	5.750%	4/1/35	1,283	1,347
[2]	Southern California Edison Co.	5.350%	7/15/35	2,097	2,147
	Southern California Edison Co.	5.625%	2/1/36	1,791	1,847
[2]	Southern California Edison Co.	5.550%	1/15/37	1,879	1,939
[2]	Southern California Edison Co.	5.950%	2/1/38	3,736	3,968

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	6.050%	3/15/39	379	406
	Southern California Edison Co.	5.500%	3/15/40	3,316	3,375
	Southern California Edison Co.	4.500%	9/1/40	2,708	2,472
	Southern California Edison Co.	4.050%	3/15/42	4,317	3,623
[2]	Southern California Edison Co.	3.900%	3/15/43	2,132	1,770
	Southern California Edison Co.	4.650%	10/1/43	7,525	6,886
[2]	Southern California Edison Co.	3.600%	2/1/45	3,612	2,809
	Southern California Edison Co.	4.000%	4/1/47	16,245	13,243
[2]	Southern California Edison Co.	4.125%	3/1/48	11,132	9,218
[2]	Southern California Edison Co.	4.875%	3/1/49	6,653	6,125
	Southern California Edison Co.	3.650%	2/1/50	11,380	8,666
[2]	Southern California Edison Co.	2.950%	2/1/51	2,959	1,971
[2]	Southern California Edison Co.	3.650%	6/1/51	575	430
	Southern California Edison Co.	3.450%	2/1/52	4,185	3,022
[2]	Southern California Edison Co.	5.450%	6/1/52	1,371	1,364
	Southern California Edison Co.	5.700%	3/1/53	3,584	3,704
	Southern California Edison Co.	5.875%	12/1/53	5,377	5,691
	Southern California Edison Co.	5.750%	4/15/54	2,805	2,922
	Southern California Gas Co.	5.125%	11/15/40	1,400	1,388
	Southern California Gas Co.	3.750%	9/15/42	1,813	1,491
[2]	Southern California Gas Co.	4.125%	6/1/48	5,204	4,292
[2]	Southern California Gas Co.	4.300%	1/15/49	2,384	2,036
[2]	Southern California Gas Co.	3.950%	2/15/50	3,253	2,622
	Southern California Gas Co.	6.350%	11/15/52	4,143	4,712
	Southern California Gas Co.	5.750%	6/1/53	2,758	2,901
	Southern California Gas Co.	5.600%	4/1/54	4,144	4,299
	Southern Co.	4.850%	3/15/35	7,175	7,063
	Southern Co.	4.250%	7/1/36	7,234	6,703
	Southern Co.	4.400%	7/1/46	15,645	13,598
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,478	1,560
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,616	1,424
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	3,678	2,980
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	3,292	2,844
[2]	Southern Co. Gas Capital Corp.	3.150%	9/30/51	2,066	1,412
	Southern Power Co.	5.150%	9/15/41	2,367	2,312
	Southern Power Co.	5.250%	7/15/43	976	947
[2]	Southern Power Co.	4.950%	12/15/46	1,228	1,125
	Southwest Gas Corp.	3.800%	9/29/46	1,388	1,067
	Southwest Gas Corp.	4.150%	6/1/49	1,988	1,590
	Southwestern Electric Power Co.	6.200%	3/15/40	1,170	1,254
[2]	Southwestern Electric Power Co.	3.900%	4/1/45	525	413
[2]	Southwestern Electric Power Co.	3.850%	2/1/48	3,309	2,525
	Southwestern Electric Power Co.	3.250%	11/1/51	5,658	3,832
	Southwestern Public Service Co.	4.500%	8/15/41	1,264	1,130
	Southwestern Public Service Co.	3.400%	8/15/46	1,782	1,308
	Southwestern Public Service Co.	3.700%	8/15/47	1,359	1,036
[2]	Southwestern Public Service Co.	4.400%	11/15/48	2,324	1,977
	Southwestern Public Service Co.	3.750%	6/15/49	947	727
[2]	Southwestern Public Service Co.	3.150%	5/1/50	3,734	2,570
	Southwestern Public Service Co.	6.000%	6/1/54	5,230	5,588
	Spire Missouri Inc.	3.300%	6/1/51	1,531	1,094
	Tampa Electric Co.	4.100%	6/15/42	1,923	1,643
	Tampa Electric Co.	4.300%	6/15/48	2,433	2,055
	Tampa Electric Co.	4.450%	6/15/49	2,711	2,354
	Tampa Electric Co.	3.625%	6/15/50	2,039	1,522
	Tampa Electric Co.	3.450%	3/15/51	2,084	1,502
	Tampa Electric Co.	5.000%	7/15/52	2,230	2,092
	Toledo Edison Co.	6.150%	5/15/37	2,029	2,210
	Tucson Electric Power Co.	4.850%	12/1/48	703	650
	Tucson Electric Power Co.	4.000%	6/15/50	602	485
	Tucson Electric Power Co.	3.250%	5/1/51	2,190	1,525
	Tucson Electric Power Co.	5.500%	4/15/53	2,635	2,658
	Union Electric Co.	5.300%	8/1/37	2,188	2,243
	Union Electric Co.	3.900%	9/15/42	2,538	2,130
	Union Electric Co.	3.650%	4/15/45	1,990	1,582
	Union Electric Co.	4.000%	4/1/48	2,851	2,342
	Union Electric Co.	3.250%	10/1/49	3,196	2,316
	Union Electric Co.	2.625%	3/15/51	3,620	2,279
	Union Electric Co.	3.900%	4/1/52	3,608	2,907
	Union Electric Co.	5.450%	3/15/53	3,860	3,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Electric Co.	5.250%	1/15/54	1,870	1,850
	Union Electric Co.	5.125%	3/15/55	2,450	2,381
[2]	Virginia Electric & Power Co.	6.000%	1/15/36	4,020	4,282
[2]	Virginia Electric & Power Co.	6.000%	5/15/37	4,561	4,874
	Virginia Electric & Power Co.	6.350%	11/30/37	4,265	4,701
	Virginia Electric & Power Co.	8.875%	11/15/38	6,351	8,559
	Virginia Electric & Power Co.	4.000%	1/15/43	5,091	4,287
[2]	Virginia Electric & Power Co.	4.650%	8/15/43	4,106	3,774
	Virginia Electric & Power Co.	4.450%	2/15/44	4,678	4,180
[2]	Virginia Electric & Power Co.	4.200%	5/15/45	2,047	1,732
[2]	Virginia Electric & Power Co.	4.000%	11/15/46	3,479	2,848
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	2,271	1,794
	Virginia Electric & Power Co.	4.600%	12/1/48	2,314	2,057
	Virginia Electric & Power Co.	3.300%	12/1/49	3,949	2,847
	Virginia Electric & Power Co.	2.450%	12/15/50	4,581	2,768
	Virginia Electric & Power Co.	2.950%	11/15/51	8,459	5,630
[2]	Virginia Electric & Power Co.	4.625%	5/15/52	6,890	6,148
	Virginia Electric & Power Co.	5.450%	4/1/53	5,575	5,644
	Virginia Electric & Power Co.	5.700%	8/15/53	2,477	2,594
	Virginia Electric & Power Co.	5.350%	1/15/54	1,408	1,410
	Virginia Electric & Power Co.	5.550%	8/15/54	2,705	2,780
[2]	Washington Gas Light Co.	3.796%	9/15/46	2,663	2,105
[2]	Washington Gas Light Co.	3.650%	9/15/49	3,316	2,511
	Wisconsin Electric Power Co.	5.700%	12/1/36	2,111	2,267
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,836	1,603
	Wisconsin Electric Power Co.	5.050%	10/1/54	2,035	1,976
	Wisconsin Power & Light Co.	6.375%	8/15/37	1,279	1,408
	Wisconsin Power & Light Co.	3.650%	4/1/50	2,313	1,760
	Wisconsin Public Service Corp.	3.671%	12/1/42	1,856	1,505
	Wisconsin Public Service Corp.	4.752%	11/1/44	3,165	2,948
	Wisconsin Public Service Corp.	3.300%	9/1/49	2,272	1,656
	Wisconsin Public Service Corp.	2.850%	12/1/51	3,420	2,247
	Xcel Energy Inc.	6.500%	7/1/36	1,629	1,802
	Xcel Energy Inc.	3.500%	12/1/49	3,556	2,588
					2,083,386
Total Corporate Bonds (Cost $16,582,734)					15,884,660
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5]	Vanguard Market Liquidity Fund (Cost $54,830)	4.651%		548,332	54,828
Total Investments (99.1%) (Cost $16,653,735)					15,955,844
Other Assets and Liabilities—Net (0.9%)					136,895
Net Assets (100%)					16,092,739
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $172,778,000, representing 1.1% of net assets.
4	Securities with a value of $2,318,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2025	122	14,005	147

Short Futures Contracts
Long U.S. Treasury Bond	March 2025	(43)	(5,138)	(4)
Ultra Long U.S. Treasury Bond	March 2025	(126)	(16,026)	(181)
				(185)
				(38)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,356	—	16,356
Corporate Bonds	—	15,884,660	—	15,884,660
Temporary Cash Investments	54,828	—	—	54,828
Total	54,828	15,901,016	—	15,955,844

Derivative Financial Instruments
Assets
Futures Contracts[1]	147	—	—	147
Liabilities
Futures Contracts[1]	(185)	—	—	(185)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.